                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response:  5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number  811-6463
                                  ----------------------------------------------


                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                   -----------------------------


Date of fiscal year end:  10/31
                        ---------

Date of reporting period:  04/30/04
                         ------------

                                                    AIM ASIA PACIFIC GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                               --Servicemark--

====================================================================================================================================
AIM Asia Pacific Growth Fund seeks to provide long-term growth of capital.
====================================================================================================================================

o  Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          base is relatively small. As the fund's      o A direct investment cannot be made in
o Effective 9/30/03, Class B shares are not  assets grow, the impact of IPO               an index. Unless otherwise indicated,
available as an investment for retirement    investments will decline, which may          index results include reinvested
plans maintained pursuant to Section 401     reduce the effect of IPO investments on      dividends, and they do not reflect sales
of the Internal Revenue Code, including      the fund's total return. For additional      charges. Performance of an index of funds
401(k) plans, money purchase pension         information regarding the impact of IPO      reflects fund expenses; performance of a
plans and profit sharing plans. Plans        investments on the fund's performance,       market index does not.
that have existing accounts invested in      please see the fund's prospectus.
Class B shares will continue to be
allowed to make additional purchases.        ABOUT INDEXES USED IN THIS REPORT            o The fund is not managed to track the
                                             o The MSCI All Country (AC) Asia Pacific     performance of any particular index,
PRINCIPAL RISKS OF INVESTING IN THE FUND     Free ex-Japan Index is a group of            including the indexes defined here, and
o International investing presents certain   developed and emerging Asian and             consequently, the performance of the fund
risks not associated with investing          Asia-Pacific markets (except Japan)          may deviate significantly from the
solely in the United States. These           covered by Morgan Stanley Capital            performance of the indexes.
include risks relating to fluctuations in    International. A "free" index represents
the value of the U.S. dollar relative to     investable opportunities for global          OTHER INFORMATION
the values of other currencies, the          investors, taking into account the local     o The returns shown in the Management's
custody arrangements made for the fund's     market restrictions on share ownership by    Discussion of Fund Performance are based
foreign holdings, differences in             foreign investors.                           on net asset values calculated for
accounting, political risks and the                                                       shareholder transactions. Generally
lesser degree of public information          o The unmanaged MSCI Europe, Australasia     accepted accounting principles require
required to be provided by non-U.S.          and the Far East Index (the EAFE             adjustments to be made to the net assets
companies.                                   --Registered Trademark-- ) is a group of     of the fund at period end for financial
                                             foreign securities tracked by Morgan         reporting purposes, and as such, the net
o Investing in emerging markets involves     Stanley Capital International.               asset value for shareholder transactions
greater risk and potential reward than                                                    and the returns based on those net asset
investing in more established markets.       o The unmanaged Lipper Pacific ex-Japan      values may differ from the net asset
                                             Fund Index represents an average of the      values and returns reported in the
o Investing in a single-sector or single-    largest Pacific ex-Japan funds tracked by    Financial Highlights.
region mutual fund involves greater risk     Lipper, Inc., an independent mutual fund
and potential reward than investing in a     performance monitor, and is considered
more diversified fund.                       representative of Pacific ex-Japan           o Industry classifications used in this
                                             stocks.                                      report are generally according to the
o Investing in small and mid-size                                                         Global Industry Classification Standard,
companies involves risks not associated      o The unmanaged MSCI World Index is a group  which was developed by and is the
with investing in more established           of global securities tracked by Morgan       exclusive property and a service mark of
companies, including business risk,          Stanley Capital International.               Morgan Stanley Capital International Inc.
significant stock price fluctuations and                                                  and Standard & Poor's.
illiquidity.                                 o The unmanaged Standard & Poor's Composite
                                             Index of 500 Stocks (the S&P 500             o A description of the policies and
o The fund may participate in the initial    --Registered Trademark-- Index) is an        procedures that the Fund uses to
public offering (IPO) market in some         index of common stocks frequently used as    determine how to vote proxies relating to
market cycles. A significant portion of      a general measure of U.S. stock market       portfolio securities is available without
the fund's returns during certain periods    performance.                                 charge, upon request, by calling
was attributable to its investments in                                                    800-959-4246, or on the AIM Web site,
IPOs. These investments have a magnified                                                  AIMinvestments.com.
impact when the fund's asset


================================================================================          THIS REPORT MUST BE ACCOMPANIED OR
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     PRECEDED BY A CURRENTLY EFFECTIVE FUND
================================================================================          PROSPECTUS, WHICH CONTAINS MORE COMPLETE
                                                                                          INFORMATION, INCLUDING SALES CHARGES AND
                                                                                          EXPENSES. READ IT CAREFULLY BEFORE YOU
                                                                                          INVEST.

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS --Registered Trademark--:

[PHOTO OF           For most of the six-month period covered by this report,
ROBERT H.           major stock market indexes delivered positive performance as
GRAHAM]             economies strengthened both here and abroad. In the United
                    States, gross domestic product steadily improved, while
ROBERT H. GRAHAM    overseas, economic recovery took hold, especially in Asia.
                    In March and April, however, markets lagged as concerns arose about geopolitical events and the possibility that the U.S. Federal Reserve may raise interest rates.

                       Additionally, what's known as a sector rotation took
                    place. During much of 2003, the information technology sector was the favorite of U.S. and foreign investors. The sector's performance turned negative early in 2004, however, as investors switched to more defensive sectors they tend to favor when conditions seem uncertain. For the last month of the reporting period, only three sectors of the 10 in the S&P 500 Index produced positive returns, including health care and consumer staples. The third positive sector was energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING

A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

   The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations. Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES

For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the mutual fund industry, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for general investing information, performance updates on our funds, and market and economic commentary from our financial experts.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
----------------------
Robert H. Graham
Chairman and President
May 26, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

ASIAN MARKETS REBOUND AMID GLOBAL                                                          these export-laden countries. In India,
ECONOMIC RECOVERY                                                                          the global recovery aided export growth,
                                                                                           while heavy rainfall helped spur a
For the six-month reporting period ended     through the early part of 2004. During        rebound in agriculture production. In
April 30, 2004, AIM Asia Pacific Growth      the spring, however, a number of events       South Korea industrial production rose
Fund Class A shares returned 6.29% at net    put pressure on Asian markets including       and export growth was strong, however
asset value (had the effects of front-end    an outbreak of Avian or "bird" flu, the       domestic demand was held back by high
sales charges been included, performance     impeachment of South Korea's president,       household debt.
would have been lower.) Returns for other    Roh Moo-hyun, and the assassination
share classes are shown in the table on      attempt on Taiwan president, Chen                In Australia, consumer spending
page 3.                                      Shui-bian. The Chinese government's           continued to increase, while consumer
                                             efforts to cool its booming economy also      confidence also remained high. Last
   The fund underperformed its broad         contributed to a late-period sell-off.        year's drought conditions were mitigated
market benchmark, the MSCI EAFE Index,                                                     by recent increased rainfall; therefore,
which returned 12.39% over the reporting        In its April 2004 Economic Outlook,        farm production is once again adding to
period. The EAFE is comprised of             The International Monetary Fund (IMF)         the country's economic growth.
securities from many countries and           reported that gross domestic product
regions where the fund does not invest,      (GDP) accelerated to 7% in 2003 for              The Australian dollar continued to
and many of these outperformed Asian         emerging Asian economies--accounting for      appreciate against the U.S. dollar over
investments during the reporting period.     50% of world growth. China, with reported     the reporting period. Unlike many Asian
                                             GDP growth of 9.1% for 2003, continued to     countries, which continued to adopt a
   The fund more closely tracked its         be the region's growth engine. However,       monetary easing stance during the
style-specific index, the MSCI All           concern about overinvestment in several       reporting period, the Bank of Australia
Country (AC) Asia Pacific Free ex-Japan      sectors--where output is booming and          began a tightening cycle, raising
Index, which returned 7.07%; and its peer    input prices have increased sharply--led      short-term interest rates in both
group index, the Lipper Pacific ex-Japan     the Chinese government to add                 November and December of 2003.
Fund Index, which returned 7.03%.            restrictions on projects and order banks
                                             not to accelerate lending.                    YOUR FUND

MARKET CONDITIONS                                                                          Although we base investment decisions for
                                                Consumer spending and tourism              the fund on company fundamentals,
Rebounding from the impact of last year's    rebounded in Hong Kong, Singapore and         exposure to certain sectors and countries
SARS (severe acute respiratory syndrome)     Taiwan--Asian economies particularly hard     played a role in fund performance. For
epidemic, Asia ex-Japan markets posted       hit by SARS in 2003. The upturn in global     instance, exposure to the consumer
some of the world's best returns late in     demand for technology goods also provided     discretionary and telecommunications
2003 and                                     a boost to                                    sectors contributed significantly to fund
                                                                                           performance.

====================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                  TOP 10 INDUSTRIES*
 1. Samsung Electronics Co., Ltd. (South Korea)             4.0%          1. Diversified Banks                              15.4%
 2. Hana Bank (South Korea)                                 3.1           2. Electronic Equipment Manufacturers              7.4
 3. Esprit Holdings Ltd. (Bermuda)                          2.4           3. Semiconductors                                  5.1
 4. Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)    2.3           4. Real Estate Management & Development            3.6
 5. CJ Corp. (South Korea)                                  2.1           5. Apparel Retail                                  3.3
 6. Philippine Long Distance Telephone Co. (Philippines)    2.0           6. Integrated Telecommunications Services          2.8
 7. BHP Billiton Ltd. (Australia)                           1.9           7. Pharmaceuticals                                 2.7
 8. Keppel Corp. Ltd. (Singapore)                           1.9           8. Packaged Foods & Meats                          2.6
 9. Infosys Technologies Ltd. (India)                       1.8           9. Automobile Manufacturers                        2.4
10. United Overseas Bank Ltd. (Singapore)                   1.8          10. Airlines                                        2.4


*Excludes money market fund holdings. The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

   Within the consumer discretionary        with sales and operating profit up 11.9%                       SHUXIN CAO
sector, Maruti Udyog Ltd., an Indian auto   and 52.6% respectively from the previous                       Mr. Cao, Chartered
and light-truck manufacturer, benefited     quarter.                                         [CAO          Financial Analyst, is
from strong demand, especially in its                                                        PHOTO]        manager of AIM Asia
domestic market. In the                        Exposure to select Taiwanese stocks                         Pacific Growth Fund. He
telecommunications sector, diversified      detracted from fund performance.                               joined AIM in 1997. Mr.
companies with strong cellular              Pre-election turmoil, including the           Cao graduated from Tianjin Foreign
subsidiaries were standout performers.      assassination attempt on its president,       Language Institute with a B.A. in English.
For example, Smart Communications, a        put downward pressure on Taiwanese            He also received an M.B.A. from Texas A&M
subsidiary of fund holding Philippine       stocks. Therefore, a few of the fund's        University and is a Certified Public
Long Distance, boosted its position as      Taiwanese tech stocks declined. Taiwan        Accountant.
the Philippine's leading cellular           Semiconductor's stock fell amid a general
provider by adding nearly 2.2 million       sell off of all semiconductor stocks.                          BARRETT K. SIDES
subscribers in the first nine months of                                                                    Mr. Sides is lead
2003.                                          We reduced our exposure to China by           [SIDES        manager of AIM Asia
                                            taking profits and allocating these              PHOTO]        Pacific Growth Fund. He
   Industrials and materials sectors        assets to other markets. For instance, we                      joined AIM in 1990. Mr.
detracted from fund performance. In the     re-entered the Malaysian market after                          Sides graduated with a
industrials sector, airline stocks proved   exiting there in 1997 amid the Asian          B.S. in economics from Bucknell
poor performers despite relatively          financial crisis. Given what we believe       University. He also received a master's
positive earnings outlooks. The materials   are positive political and economic           in international business from the
sector was also a drag on fund              developments there, we added two              University of St. Thomas.
performance. Driven by rampant growth in    Malaysian stocks to the portfolio: Public
China, metal and mining companies sold      Bank and Maxis Communications, the            Assisted by Asia/Latin America Pacific
off late in the period amid the Chinese     country's leading cellular telephone          Team
government's efforts to cool its economy    company.
and a slowdown in China's consumption of
metals.                                     IN CLOSING

   At a country level, exposure to          After several challenging years, we are
India--one of the fastest growing           pleased to report a rebound in Asian
economies in Asia--and Korea contributed    economies and to provide shareholders
the most to fund performance. Many Korean   with positive returns for the reporting
holdings witnessed strong earnings growth   period.
during the reporting period, including
Samsung Electronics, one of the world's
largest microchip makers. The company              See important fund and index
announced record first quarter earnings           disclosures inside front cover.


========================================================================================

TOP 10 COUNTRIES*              FUND VS. INDEXES

 1. South Korea         16.5%  Total returns, 10/31/03-4/30/04, excluding applicable
 2. Taiwan              15.1   front-end or contingent deferred sales charges. If sales
 3. India               12.4   charges were included, returns would be lower.
 4. Hong Kong           11.2
 5. Australia           10.9   CLASS A SHARES                                      6.29%
 6. Singapore            8.8
 7. Thailand             3.8   CLASS B SHARES                                      6.01
 8. Bermuda              3.6
 9. China                3.4   CLASS C SHARES                                      6.03
10. Cayman Islands       3.3
                               MSCI EAFE INDEX
                               (BROAD MARKET INDEX)                               12.39

                               MSCI ALL COUNTRY (AC) ASIA PACIFIC FREE
                               EX-JAPAN INDEX (STYLE-SPECIFIC INDEX)               7.07

                               LIPPER PACIFIC EX-JAPAN FUND INDEX
                               (PEER GROUP INDEX)                                  7.03

                               Source: Lipper, Inc.

                               TOTAL NUMBER OF HOLDINGS*                             99
                               TOTAL NET ASSETS                          $145.6 million
========================================================================================   [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD,
                                                                                           PLEASE TURN THE PAGE.


LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

====================================================================================================================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                     Class A share performance reflects the
As of 4/30/04, including applicable          As of 3/31/04, including applicable           maximum 5.50% sales charge, and Class B
sales charges                                sales charges                                 and Class C share performance reflects
CLASS A SHARES                               CLASS A SHARES                                the applicable contingent deferred sales
Inception (11/3/97)              3.16%       Inception (11/3/97)              4.08%        charge (CDSC) for the period involved.
5 Years                          4.82        5 Years                          9.62         The CDSC on Class B shares declines from
1 Year                          43.46        1 Year                          56.47         5% beginning at the time of purchase to
                                                                                           0% at the beginning of the seventh year.
CLASS B SHARES                               CLASS B SHARES                                The CDSC on Class C shares is 1% for the
Inception (11/3/97)              3.37%       Inception (11/3/97)              4.28%        first year after purchase. The
5 Years                          4.96        5 Years                          9.84         performance of the fund's share classes
1 Year                          45.86        1 Year                          59.60         will differ due to different sales charge
                                                                                           structures and class expenses.
CLASS C SHARES                               CLASS C SHARES
Inception (11/3/97)              3.32%       Inception (11/3/97)              4.23%           A redemption fee of 2% will be imposed
5 Years                          5.28        5 Years                         10.10         on certain redemptions or exchanges out
1 Year                          49.74        1 Year                          63.51         of the fund within 30 days of purchase.
                                                                                           Exceptions to the redemption fee are
                                             The performance data quoted represent         listed in the fund's prospectus.
                                             past performance and cannot guarantee
                                             comparable future results; current               Had the advisor not waived fees and/or
                                             performance may be lower or higher.           reimbursed expenses of Class A, B and C
                                             Please visit AIMinvestments.com for the       shares, returns would have been lower.
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset value
                                             and the effect of the maximum sales
                                             charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]          AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                     MARKET
                                                   SHARES             VALUE
--------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-94.46%

AUSTRALIA-10.91%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                           338,700       $  2,806,638
--------------------------------------------------------------------------------
BlueScope Steel Ltd. (Steel)                        160,940            683,674
--------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                 294,000          1,463,438
--------------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
  Outsourced Services)                              823,200          1,784,163
--------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                            112,000          1,784,972
--------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance) (Acquired 05/12/03; Cost
  $125,108)(a)                                      107,700            291,780
--------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance)(b)                                     232,100            628,802
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                         96,000            807,988
--------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)(b)                                    365,700          1,400,260
--------------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)(b)          53,100            773,380
--------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                       306,100          2,297,665
--------------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                       136,000          1,159,388
================================================================================
                                                                    15,882,148
================================================================================

BERMUDA-3.57%

Esprit Holdings Ltd. (Apparel Retail)               840,000          3,446,242
--------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                     1,122,000          1,747,776
================================================================================
                                                                     5,194,018
================================================================================

CAYMAN ISLANDS-3.31%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                        528,000          2,186,518
--------------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)            978,000            539,168
--------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                                 1,050,000            767,327
--------------------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
  Ltd.-Wts., expiring 05/31/07
  (Biotechnology)(c)(d)                             131,250                  0
--------------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care
  Equipment)                                        500,000            208,339
--------------------------------------------------------------------------------
Norstar Founders Group Ltd. (Tires &
  Rubber)(d)                                      1,968,000            574,015
--------------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(d)        1,242,700            537,720
================================================================================
                                                                     4,813,087
================================================================================

CHINA-3.39%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                          258,000            274,545
--------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                  3,140,000          1,086,951
--------------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)(d)                                       874,000            504,244
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     MARKET
                                                   SHARES             VALUE
CHINA-(CONTINUED)

PICC Property & Casualty Co. Ltd.-Class H
  (Property & Casualty Insurance)(d)              4,042,000       $  1,412,145
--------------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H
  (Pharmaceuticals)                                 392,000            794,072
--------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03; Cost $507,045)(a)             460,600            596,433
--------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)         204,500            264,808
================================================================================
                                                                     4,933,198
================================================================================

HONG KONG-11.15%

Cathay Pacific Airways Ltd. (Airlines)            1,160,000          2,104,413
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                         280,000          2,144,927
--------------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                       860,000            311,482
--------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)(b)                                     20,600            747,368
--------------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods &
  Meats)                                          1,125,000            475,974
--------------------------------------------------------------------------------
Dah Sing Financial Group (Diversified Banks)        269,600          1,935,639
--------------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)     1,056,000            504,321
--------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)      2,296,000          1,317,290
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)                                    101,000            679,825
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                         192,000          1,649,273
--------------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances)                                       894,000          2,395,523
--------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)             310,000          1,967,358
================================================================================
                                                                    16,233,393
================================================================================

INDIA-12.41%

Bajaj Auto Ltd. (Motorcycle Manufacturers)           22,000            455,485
--------------------------------------------------------------------------------
Bharat Forge Ltd. (Industrial Machinery)             87,500          1,522,937
--------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)                  223,400          1,888,376
--------------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)(d)            17,500            507,500
--------------------------------------------------------------------------------
Hindustan Petroleum Corp. Ltd. (Oil & Gas
  Refining, Marketing & Transportation)             140,000          1,449,584
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)                      158,300          2,117,311
--------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)                                    22,682          2,625,211
--------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufacturers)(d)                                 160,300          1,961,305
--------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd. (Oil & Gas
  Exploration & Production)                          90,000          1,700,022
--------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)         100,560          2,402,744
--------------------------------------------------------------------------------

                                                                     MARKET
                                                   SHARES             VALUE
--------------------------------------------------------------------------------
INDIA-(CONTINUED)

Tata Motors Ltd. (Construction, Farm
  Machinery & Heavy Trucks)                          67,000       $    712,562
--------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                    101,700            732,620
================================================================================
                                                                    18,075,657
================================================================================

INDONESIA-0.87%

PT Lippo Bank Tbk (Diversified Banks)(d)          1,181,296             84,061
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)                     1,293,000          1,185,090
================================================================================
                                                                     1,269,151
================================================================================

MALAYSIA-1.67%

Maxis Communications Berhad (Wireless
  Telecommunications Services)                      773,000          1,769,763
--------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)              728,000            655,200
================================================================================
                                                                     2,424,963
================================================================================

NETHERLANDS-0.61%

Hardie (James) Industries N.V. (Construction
  Materials)(b)                                     185,000            895,477
================================================================================

PHILIPPINES-2.43%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(d)        149,000          2,872,546
--------------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
  Development)                                    6,078,900            672,781
================================================================================
                                                                     3,545,327
================================================================================

SINGAPORE-8.76%

DBS Group Holdings Ltd. (Diversified Banks)         133,000          1,117,450
--------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)        642,000          2,697,004
--------------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management &
  Development)                                      839,000            788,719
--------------------------------------------------------------------------------
Neptune Orient Lines Ltd. (Marine)                  767,000            878,760
--------------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                       1,872,000          1,979,788
--------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                  211,000          1,338,895
--------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)       323,000          2,599,941
--------------------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Manufacturing
  Services)                                         121,000          1,357,873
================================================================================
                                                                    12,758,430
================================================================================

SOUTH KOREA-16.47%

Baiksan OPC Co., Ltd. (Electronic Equipment
  Manufacturers)                                     47,400            545,362
--------------------------------------------------------------------------------
Cheil Communications Inc. (Advertising)              12,340          1,724,771
--------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                    51,490          3,054,250
--------------------------------------------------------------------------------
Hana Bank (Diversified Banks)                       209,100          4,517,565
--------------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)              102,200            829,202
--------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                                76,000          2,053,266
--------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)         27,300          1,041,185
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     MARKET
                                                   SHARES             VALUE
SOUTH KOREA-(CONTINUED)

Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                     17,386       $    269,677
--------------------------------------------------------------------------------
POSCO-ADR (Steel)                                    42,600          1,309,950
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                           12,320          5,848,417
--------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)               5,500          1,242,170
--------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecomunication Services)                          9,100          1,551,114
================================================================================
                                                                    23,986,929
================================================================================

TAIWAN-15.07%

Asia Optical Co., Inc. (Photographic
  Products)                                         132,000            925,705
--------------------------------------------------------------------------------
AU Optronics Corp. (Electronic Equipment
  Manufacturers)                                    637,000          1,298,169
--------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)                            218,000            908,143
--------------------------------------------------------------------------------
Chi Mei Optoelectronics Corp. (Electronic
  Equipment Manufacturers)(d)                       558,000          1,195,702
--------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)                             1,806,000          1,932,274
--------------------------------------------------------------------------------
CyberLink Corp. (Application Software)              180,000            728,264
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)              348,240          1,367,202
--------------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)                                      352,000            886,145
--------------------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                          76,100            848,419
--------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                      187,050          1,777,051
--------------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)                                      678,000          1,656,037
--------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                                  306,500          1,203,330
--------------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)           794,000          1,403,962
--------------------------------------------------------------------------------
Siliconware Precision Industries Co.
  (Semiconductors)(d)                             1,396,000          1,221,662
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(d)                             1,899,307          3,272,999
--------------------------------------------------------------------------------
Waffer Technology Co., Ltd. (Industrial
  Machinery)                                        281,000            753,724
--------------------------------------------------------------------------------
Ya Hsin Industrial Co., Ltd. (Electronic
  Equipment Manufacturers)                          453,000            566,131
================================================================================
                                                                    21,944,919
================================================================================

THAILAND-3.84%

Kasikornbank PCL (Diversified Banks)(d)           1,570,000          1,901,248
--------------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)                                        103,000            555,506
--------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)      2,177,000          2,514,014
--------------------------------------------------------------------------------
Sino Thai Engineering & Construction PCL
  (Construction & Engineering)(c)                 1,718,000            626,287
================================================================================
                                                                     5,597,055
================================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $102,839,125)                                137,553,752
================================================================================

                                                                     MARKET
                                                   SHARES             VALUE
--------------------------------------------------------------------------------

                                                  PRINCIPAL          MARKET
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-0.00%

INDIA-0.00%

Hindustan Lever Ltd. (Household Products),
  Sec. Deb., 9.00%, 01/01/05 (Cost
  $0)(e)(f)       INR                               512,800       $        752
================================================================================

                                                   SHARES
MONEY MARKET FUNDS-3.55%

Liquid Assets Portfolio-Institutional
  Class(g)                                        2,581,191          2,581,191
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)       2,581,191          2,581,191
================================================================================
    Total Money Market Funds (Cost
      $5,162,382)                                                    5,162,382
================================================================================
TOTAL INVESTMENTS-98.01% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $108,001,507)                      142,716,886
================================================================================

--------------------------------------------------------------------------------
                                                                     MARKET
                                                   SHARES             VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.28%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                       932,164       $    932,164
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                       932,163            932,163
================================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $1,864,327)                                              1,864,327
================================================================================
TOTAL INVESTMENTS-99.29% (Cost $109,865,834)                       144,581,213
================================================================================
OTHER ASSETS LESS LIABILITIES-0.71%                                  1,036,813
================================================================================
NET ASSETS-100.00%                                                $145,618,026
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Deb.  - Debentures
INR   - Indian Rupee
Sec.  - Secured

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/04 was $888,213, which represented 0.61% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $626,287, which represented 0.43% of the Fund's total investments. See Note 1A.
(d) Non-income producing security.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) Acquired as part of an arrangement for issue of bonus debentures.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $102,839,125)*                               $137,554,504
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,026,709)                               7,026,709
===========================================================
    Total investments (cost $109,865,834)       144,581,213
===========================================================
Foreign currencies, at value (cost
  $4,318,372)                                     4,289,779
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,017,695
-----------------------------------------------------------
  Fund shares sold                                  348,037
-----------------------------------------------------------
  Dividends and interest                            329,272
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   31,090
-----------------------------------------------------------
Other assets                                         34,186
===========================================================
    Total assets                                150,631,272
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             115,819
-----------------------------------------------------------
  Fund shares reacquired                          2,458,910
-----------------------------------------------------------
  Deferred compensation and retirement plans         33,333
-----------------------------------------------------------
  Collateral upon return of securities loaned     1,864,327
-----------------------------------------------------------
Accrued distribution fees                            69,464
-----------------------------------------------------------
Accrued trustees' fees                                  798
-----------------------------------------------------------
Accrued transfer agent fees                         120,834
-----------------------------------------------------------
Accrued operating expenses                          349,761
===========================================================
    Total liabilities                             5,013,246
===========================================================
Net assets applicable to shares outstanding    $145,618,026
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $173,194,362
-----------------------------------------------------------
Undistributed net investment income (loss)         (552,673)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (61,706,154)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              34,682,491
===========================================================
                                               $145,618,026
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $100,930,974
___________________________________________________________
===========================================================
Class B                                        $ 30,119,711
___________________________________________________________
===========================================================
Class C                                        $ 14,567,341
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,859,684
___________________________________________________________
===========================================================
Class B                                           2,441,108
___________________________________________________________
===========================================================
Class C                                           1,184,701
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.84
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.84 divided by
      94.50%)                                  $      13.59
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.34
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.30
___________________________________________________________
===========================================================

* At April 30, 2004, securities with an aggregate market value of $1,766,527 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $93,124)         $ 1,198,834
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                      29,131
-------------------------------------------------------------------------
Interest                                                            1,947
=========================================================================
    Total investment income                                     1,229,912
=========================================================================

EXPENSES:

Advisory fees                                                     693,524
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                    164,293
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         184,013
-------------------------------------------------------------------------
  Class B                                                         144,392
-------------------------------------------------------------------------
  Class C                                                          59,881
-------------------------------------------------------------------------
Transfer agent fees                                               350,940
-------------------------------------------------------------------------
Trustees' fees                                                      6,734
-------------------------------------------------------------------------
Other                                                             124,191
=========================================================================
    Total expenses                                              1,752,831
=========================================================================
Less: Fees waived and expense offset arrangements                  (1,649)
=========================================================================
    Net expenses                                                1,751,182
=========================================================================
Net investment income (loss)                                     (521,270)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (net of tax on the sale of foreign
    investments of $142,564 -- Note 1F)                        10,885,824
-------------------------------------------------------------------------
  Foreign currencies                                              (10,387)
=========================================================================
                                                               10,875,437
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $139,235 -- Note 1F)           (2,505,308)
-------------------------------------------------------------------------
  Foreign currencies                                              (46,611)
=========================================================================
                                                               (2,551,919)
=========================================================================
Net gain from investment securities and foreign currencies      8,323,518
=========================================================================
Net increase in net assets resulting from operations          $ 7,802,248
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (521,270)   $   (284,919)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            10,875,437      12,548,468
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,551,919)     31,360,962
==========================================================================================
    Net increase in net assets resulting from operations         7,802,248      43,624,511
==========================================================================================
Share transactions-net:
  Class A                                                       (2,254,567)        549,387
------------------------------------------------------------------------------------------
  Class B                                                        4,139,052      (2,436,802)
------------------------------------------------------------------------------------------
  Class C                                                        5,377,303          75,797
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          7,261,788      (1,811,618)
==========================================================================================
    Net increase in net assets                                  15,064,036      41,812,893
==========================================================================================

NET ASSETS:

  Beginning of period                                          130,553,990      88,741,097
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(552,673) and $(31,403) for 2004 and
    2003, respectively)                                       $145,618,026    $130,553,990
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.25%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.25% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers and/ or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements, to the extent the annualized expense ratio does not exceed the expense limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2004, AIM waived fees of $520.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $154,685 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $184,013, $144,392, and $59,881, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $50,405 in front-end sales commissions from the sale of Class A shares and $4,160, $581 and $6,535 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                      MARKET                         PROCEEDS        UNREALIZED         MARKET
                      VALUE         PURCHASES          FROM         APPRECIATION         VALUE       DIVIDEND     REALIZED
FUND                 10/31/03        AT COST          SALES        (DEPRECIATION)      04/30/04       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio --
  Institutional
  Class            $ 2,018,963     $19,219,071     $(18,656,843)       $   --         $2,581,191     $11,274       $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio --
  Institutional
  Class              2,018,963      19,219,071      (18,656,843)           --          2,581,191      11,251           --
============================================================================================================================
  Subtotal         $ 4,037,926     $38,438,142     $(37,313,686)       $   --         $5,162,382     $22,525       $   --
____________________________________________________________________________________________________________________________
============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                      MARKET                         PROCEEDS        UNREALIZED         MARKET
                      VALUE         PURCHASES          FROM         APPRECIATION         VALUE       DIVIDEND     REALIZED
FUND                 10/31/03        AT COST          SALES        (DEPRECIATION)      04/30/04      INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio --
  Institutional
  Class            $ 3,479,857     $ 4,894,014     $ (7,441,707)       $   --         $  932,164     $ 3,328       $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio --
  Institutional
  Class              3,479,856       4,894,014       (7,441,707)           --            932,163       3,278           --
============================================================================================================================
  Subtotal         $ 6,959,713     $ 9,788,028     $(14,883,414)       $   --         $1,864,327     $ 6,606       $   --
============================================================================================================================
  Total            $10,997,639     $48,226,170     $(52,197,100)       $   --         $7,026,709     $29,131       $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $14,010.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,129 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $1,129.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,486 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $1,766,527 were on loan to brokers. The loans were secured by cash collateral of $1,864,327 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $6,606 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2005                             $42,625,901
---------------------------------------------------------
October 31, 2009                              27,317,937
---------------------------------------------------------
October 31, 2010                               1,617,552
=========================================================
Total capital loss carryforward              $71,561,390
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $59,890,040 and $52,416,282, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $36,329,876
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,260,588)
===============================================================================
Net unrealized appreciation of investment securities               $34,069,288
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $110,511,925.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2004                OCTOBER 31, 2003
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,780,767    $ 35,910,576     52,026,302    $ 482,251,871
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        754,109       9,519,064      1,753,073       15,942,378
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,356,898      17,100,978      8,347,302       74,077,447
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        104,926       1,386,121        191,930        1,805,340
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (109,378)     (1,386,121)      (198,534)      (1,805,340)
========================================================================================================================
Reacquired:*
  Class A                                                     (3,075,341)    (39,551,264)   (51,529,825)    (483,507,824)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (317,053)     (3,993,891)    (1,848,491)     (16,573,840)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (927,661)    (11,723,675)    (8,321,179)     (74,001,650)
========================================================================================================================
                                                                 567,267    $  7,261,788        420,578    $  (1,811,618)
________________________________________________________________________________________________________________________
========================================================================================================================

* Amount is net of redemption fees of $5,095, $1,520 and $735 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2004            2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  12.07        $  8.53       $  8.59       $ 10.70       $ 10.76       $  7.69
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.03)(a)      (0.01)(a)     (0.04)(a)     (0.01)(a)     (0.07)(a)     (0.03)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.80           3.55         (0.02)        (2.06)         0.01          3.14
==========================================================================================================================
    Total from investment operations           0.77           3.54         (0.06)        (2.07)        (0.06)         3.11
==========================================================================================================================
Less distributions:
  Dividends from net investment income           --             --            --            --            --         (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --             --            --         (0.04)           --            --
==========================================================================================================================
    Total distributions                          --             --            --         (0.04)           --         (0.04)
==========================================================================================================================
Redemption fees added to beneficial
  interest                                     0.00             --            --            --            --            --
==========================================================================================================================
Net asset value, end of period             $  12.84        $ 12.07       $  8.53       $  8.59       $ 10.70       $ 10.76
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                6.38%         41.50%        (0.70)%      (19.46)%       (0.56)%       40.66%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $100,931        $97,192       $62,806       $61,729       $93,755       $25,420
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.22%(c)       2.26%         2.25%         2.02%         1.92%         1.92%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.22%(c)       2.41%         2.49%         2.37%         2.06%         2.72%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.53)%(c)     (0.11)%       (0.41)%       (0.06)%       (0.57)%       (0.50)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       38%           100%          114%           73%           64%          142%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $105,728,061.
(d)  Not annualized for periods less than one year.


                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2004            2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.64         $  8.27       $  8.38       $ 10.50       $ 10.65       $  7.63
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.07)(a)       (0.07)(a)     (0.10)(a)     (0.07)(a)     (0.17)(a)     (0.13)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.77            3.44         (0.01)        (2.01)         0.02          3.16
==========================================================================================================================
    Total from investment operations          0.70            3.37         (0.11)        (2.08)        (0.15)         3.03
==========================================================================================================================
Less distributions:
  Dividends from net investment income          --              --            --            --            --         (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --         (0.04)           --            --
==========================================================================================================================
    Total distributions                         --              --            --         (0.04)           --         (0.01)
==========================================================================================================================
Redemption fees added to beneficial
  interest                                    0.00              --            --            --            --            --
==========================================================================================================================
Net asset value, end of period             $ 12.34         $ 11.64       $  8.27       $  8.38       $ 10.50       $ 10.65
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               6.01%          40.75%        (1.31)%      (19.92)%       (1.41)%       39.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $30,120         $24,599       $19,916       $25,479       $39,852       $12,070
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.87%(c)        2.91%         2.90%         2.67%         2.67%         2.79%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.87%(c)        3.06%         3.14%         3.02%         2.76%         3.59%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.18)%(c)      (0.76)%       (1.06)%       (0.72)%       (1.32)%       (1.37)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                      38%            100%          114%           73%           64%          142%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $29,037,133.
(d)  Not annualized for periods less than one year.


                                                                            CLASS C
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------
                                            2004            2003         2002         2001          2000         1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.60         $ 8.25       $ 8.37       $ 10.49       $10.63       $ 7.61
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.07)(a)      (0.07)(a)    (0.10)(a)     (0.07)(a)    (0.17)(a)    (0.13)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.77           3.42        (0.02)        (2.01)        0.03         3.16
======================================================================================================================
    Total from investment operations          0.70           3.35        (0.12)        (2.08)       (0.14)        3.03
======================================================================================================================
Less distributions:
  Dividends from net investment income          --             --           --            --           --        (0.01)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --             --           --         (0.04)          --           --
======================================================================================================================
    Total distributions                         --             --           --         (0.04)          --        (0.01)
======================================================================================================================
Redemption fees added to beneficial
  interest                                    0.00             --           --            --           --           --
======================================================================================================================
Net asset value, end of period             $ 12.30         $11.60       $ 8.25       $  8.37       $10.49       $10.63
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                               6.03%         40.61%       (1.43)%      (19.94)%      (1.32)%      39.86%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $14,567         $8,763       $6,019       $ 4,692       $6,797       $5,008
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.87%(c)       2.91%        2.90%         2.67%        2.67%        2.79%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.87%(c)       3.06%        3.14%         3.02%        2.76%        3.59%
======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.18)%(c)     (0.76)%      (1.06)%       (0.72)%      (1.32)%      (1.37)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                      38%           100%         114%           73%          64%         142%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $12,042,020.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $20,710 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the

District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Asia Pacific Growth Fund, ("Fund"), a portfolio of AIM International Mutual Funds, a Delaware statutory trust (formerly AIM International Funds, Inc., a Maryland corporation), ("Company"), was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003, November 4, 2003, November 11, 2003, November 17, 2003 and reconvened on November 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                 VOTES FOR        AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  162,211,196       3,444,279
      Frank S. Bayley..............................  162,236,962       3,418,513
      James T. Bunch...............................  162,287,588       3,367,887
      Bruce L. Crockett............................  162,276,496       3,378,979
      Albert R. Dowden.............................  162,251,386       3,404,089
      Edward K. Dunn, Jr...........................  162,221,226       3,434,249
      Jack M. Fields...............................  162,278,318       3,377,157
      Carl Frischling..............................  162,182,906       3,472,569
      Robert H. Graham.............................  162,243,892       3,411,583
      Gerald J. Lewis..............................  162,147,868       3,507,607
      Prema Mathai-Davis...........................  162,219,866       3,435,609
      Lewis F. Pennock.............................  162,263,207       3,392,268
      Ruth H. Quigley..............................  162,163,064       3,492,411
      Louis S. Sklar...............................  162,243,759       3,411,716
      Larry Soll, Ph.D.............................  162,236,226       3,419,249
      Mark H. Williamson...........................  162,238,962       3,416,513

                                                                        VOTES         WITHHELD/
       MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of
       Reorganization which provides for the
       redomestication of Company as a Delaware
       statutory trust and, in connection therewith,
       the sale of all of Company's assets and the
       dissolution of Company as a Maryland
       corporation..................................  76,302,938      2,822,366      86,530,171**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

                                                                        VOTES         WITHHELD/
       MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of
       Reorganization which provides for the
       redomestication of Company as a Delaware
       statutory trust and, in connection therewith,
       the sale of all of Company's assets and the
       dissolution of Company as a Maryland
       corporation..................................  84,066,011      2,989,031      83,338,957**

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

                                                                          VOTES         WITHHELD/
         MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------
(2)*     To approve an Agreement and Plan of
         Reorganization which provides for the
         redomestication of Company as a Delaware
         statutory trust and, in connection therewith,
         the sale of all of Company's assets and the
         dissolution of Company as a Maryland
         corporation. ................................  95,512,525      3,144,748      78,504,573**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.
 ** Includes Broker Non-Votes

The Special Meeting of Shareholders of the Company was reconvened on November 11, 2003. The following matter was then considered:

                                                                          VOTES         WITHHELD/
         MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------
(2)*     To approve an Agreement and Plan of
         Reorganization which provides for the
         redomestication of Company as a Delaware
         statutory trust and, in connection therewith,
         the sale of all of Company's assets and the
         dissolution of Company as a Maryland
         corporation. ................................  109,217,698     3,531,752      71,913,039**

The Special Meeting of Shareholders of the Company was reconvened on November 17, 2003. The following matter was then considered:

                                                                          VOTES         WITHHELD/
         MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------
(2)*     To approve an Agreement and Plan of
         Reorganization which provides for the
         redomestication of Company as a Delaware
         statutory trust and, in connection therewith,
         the sale of all of Company's assets and the
         dissolution of Company as a Maryland
         corporation. ................................  116,710,545     3,761,148      69,451,190**

The Special Meeting of Shareholders of the Company was reconvened on November 21, 2003. The following matter was then considered:

                                                                          VOTES         WITHHELD/
         MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------
(2)*     Approval of an Agreement and Plan of
         Reorganization which provides for the
         redomestication of Company as a Delaware
         statutory trust and, in connection therewith,
         the sale of all of Company's assets and the
         dissolution of Company as a Maryland
         corporation. ................................  137,239,949     4,617,039      51,798,672**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.
 ** Includes Broker Non-Votes

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Chairman and President                        Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Albert R. Dowden                  Executive Vice President                      INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                              A I M Advisors, Inc.
Jack M. Fields                    Kevin M. Carome                               11 Greenway Plaza
Carl Frischling                   Senior Vice President, Secretary and          Suite 100
Robert H. Graham                   Chief Legal Officer                          Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis                Robert G. Alley                               TRANSFER AGENT
Lewis F. Pennock                  Vice President                                AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Louis S. Sklar                    Stuart W. Coco                                Houston, TX 77210-4739
Larry Soll, Ph.D.                 Vice President
Mark H. Williamson                                                              CUSTODIAN
                                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801
                                  Sidney M. Dilgren
                                  Vice President and Treasurer                  COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599
                                  Edgar M. Larsen
                                  Vice President                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                             SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                  AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                                AIMinvestments.com

                                                                       APG-SAR-1

                                   YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
=====================================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                --Servicemark--
                               Plans    Accounts
=====================================================================================

                                                        AIM EUROPEAN GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [Cover IMAGE]




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                               --Servicemark--

====================================================================================================================================
AIM EUROPEAN GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
====================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                                 o The unmanaged MSCI World Index is a
o Effective 9/30/03, Class B shares are             group of global securities tracked by
not available as an investment for                  Morgan Stanley Capital International.
retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code,           o The unmanaged Standard & Poor's
including 401(k) plans, money purchase              Composite Index of 500 Stocks (the S&P
pension plans and profit sharing plans.             500 --Registered Trademark-- Index) is an
Plans that have existing accounts                   index of common stocks frequently used as
invested in Class B shares will continue            a general measure of U.S. stock market
to be allowed to make additional                    performance.
purchases.
                                                    o A direct investment cannot be made in
o Investor Class shares are closed to               an index. Unless otherwise indicated,
most investors. For more information on             index results include reinvested
who may continue to invest in the                   dividends, and they do not reflect sales
Investor Class shares, please see the               charges. Performance of an index of funds
prospectus.                                         reflects fund expenses; performance of a
                                                    market index does not.
o Class R shares are available only to
certain retirement plans. Please see the            o The fund is not managed to track the
prospectus for more information.                    performance of any particular index,
                                                    including the indexes defined here, and
PRINCIPAL RISKS OF INVESTING IN THE FUND            consequently, the performance of the fund
o International investing presents                  may deviate significantly from the
certain risks not associated with                   performance of the indexes.
investing solely in the United States.
These include risks relating to                     OTHER INFORMATION
fluctuations in the value of the U.S.               o The returns shown in the Management's
dollar relative to the values of other              Discussion of Fund Performance are based
currencies, the custody arrangements made           on net asset values calculated for
for the fund's foreign holdings,                    shareholder transactions. Generally
differences in accounting, political                accepted accounting principles require
risks and the lesser degree of public               adjustments to be made to the net assets
information required to be provided by              of the fund at period end for financial
non-U.S. companies.                                 reporting purposes, and as such, the net
                                                    asset value for shareholder transactions
o Investing in a single-sector or                   and the returns based on those net asset
single-region mutual fund involves                  values may differ from the net asset
greater risk and potential reward than              values and returns reported in the
investing in a more diversified fund.               Financial Highlights.

ABOUT INDEXES USED IN THIS REPORT                   o Industry classifications used in this
o The unmanaged MSCI Europe, Australasia            report are generally according to the
and the Far East Index (the EAFE                    Global Industry Classification Standard,
--Registered Trademark-- ) is a group of            which was developed by and is the
foreign securities tracked by Morgan                exclusive property and a service mark of
Stanley Capital International.                      Morgan Stanley Capital International Inc.
                                                    and Standard & Poor's.
o The unmanaged MSCI Europe Growth Index
is a subset of the unmanaged MSCI Europe            A description of the policies and
Index, which represents a group of                  procedures that the Fund uses to
European securities tracked by Morgan               determine how to vote proxies relating to
Stanley Capital International. The Growth           portfolio securities is available without
portion measures performance of companies           charge, upon request, by calling
with higher price/earnings ratios and               800-959-4246, or on the AIM Web site,
higher forecasted growth values.                    AIMinvestments.com.

o The unmanaged Lipper European Fund
Index represents an average of the 30
largest European funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                      The market volatility experienced over the past six
                    THE AIM FAMILY OF FUNDS--Registered         months is also a powerful argument for the diversification
                    Trademark--:                                offered by mutual funds. For a modest initial investment,
                                                                mutual fund shareholders can diversify across asset classes,
[PHOTO OF           For most of the six-month period            regions, investment styles and market capitalizations.
ROBERT H.           covered by this report, major stock         Diversification can offer protection during market downturns
GRAHAM]             market indexes delivered positive           because a portfolio made up of a broad spectrum of
                    performance as economies strengthened       investments will not bear the full brunt of the decline in
ROBERT H. GRAHAM    both here and abroad. In the United         any particular security, market, or sector.
                    States, gross domestic product steadily
                    improved, while overseas, economic          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    recovery took hold, especially in Asia.     For the latest information about ongoing regulatory matters,
                    In March and April, however, markets        including proposed rules and regulations regarding the
                    lagged as concerns arose about              mutual fund industry, please visit our Web site,
                    geopolitical events and the possibility     AIMinvestments.com. We continue to post updates as
                    that the U.S. Federal Reserve may raise     information becomes available. We also encourage you to
                    interest rates.                             visit our Web site for general investing information,
                                                                performance updates on our funds, and market and economic
    Additionally, what's known as a sector rotation took        commentary from our financial experts.
place. During much of 2003, the information technology
sector was the favorite of U.S. and foreign investors. The          For information on how your fund performed and was
sector's performance turned negative early in 2004, however,    managed during the six months covered by this report, please
as investors switched to more defensive sectors they tend to    read your fund managers' discussion on the following pages.
favor when conditions seem uncertain. For the last month of     We hope you find it informative.
the reporting period, only three sectors of the 10 in the
S&P 500 Index produced positive returns, including health           As always, AIM is committed to building solutions for
care and consumer staples. The third positive sector was        your investment goals, and we thank you for your continued
energy, riding the wave of rising oil and gas prices. Stocks    participation in AIM Investments. If you have any questions,
in the MSCI World Index displayed a similar performance         please contact our Client Service representatives at
pattern, reflecting the global nature of the rotation.          800-959-4246.

THE CASE FOR MUTUAL FUND INVESTING                              Sincerely,
A period like the one covered by this report is a prime
argument for the long-term perspective mutual fund companies    /s/ Robert H. Graham
always advocate. As we have said on many occasions, no one      Robert H. Graham
can consistently predict how markets will perform. And          Chairman and President
because markets can move with such abruptness, missing out      May 26, 2004
on a few of the best days in the market can diminish your
long-term results significantly. Staying invested, we
believe, is the best strategy.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND BENEFITS FROM ECONOMIC RECOVERY IN      the possibility of higher interest rates.     Bank of England raised short-term
EURO ZONE                                                                                  interest rates twice over the course of
                                                 After a period of weakness in the         the reporting period. The Bank attributed
For the six-month reporting period ended     first half of 2003, the euro zone's           its decision to a strengthening U.K.
April 30, 2004, AIM European Growth Fund     economy returned to positive growth in        economy and the increasing possibility of
Class A shares returned 18.66% at net        the second half as manufacturing              inflationary pressures.
asset value. (Had the effects of             production began to improve late in the
front-end sales charges been included,       year. This improvement was reflected by           On the currency front, major
performance would have been lower.)          the Purchasing Manager's Index--a survey      European currencies, such as the euro and
Returns for other share classes are shown    of European purchasing managers that          the British pound, continued to
in the table on page 3. For the same         measures the general health of the            appreciate against the U.S. dollar.
period, the fund outperformed all of its     manufacturing sector--which rose during       Although this put a strain on European
benchmarks including the MSCI EAFE Index,    eight out of nine months through March        exporters, it proved a boon to
the MSCI Europe Growth Index and the         2004.                                         dollar-denominated European mutual funds.
Lipper European Fund Index, which
returned 12.39%, 11.77% and 13.01%,              Euro zone retail sales increased in      YOUR FUND
respectively. We believe strong stock        January following declines in the final
selection led to the fund's higher return    two months of 2003. Household                 During the reporting period, the
compared to these benchmarks.                consumption, however, remained relatively     investment climate in Europe changed
                                             weak. Across countries in the euro area,      dramatically as
MARKET CONDITIONS                            economic growth rates often reflected
                                             differences in domestic demand: weakest
Amid a gradual recovery in economic          in Germany and stronger in Ireland and
activity, European stocks rallied for the    Spain. During the reporting period, the
first four months of the reporting period    ECB left short-term interest rates at 2%,
until retreating in mid-March. The           stating that this low level of rates
European Central Bank (ECB) suggested        provides ongoing support for economic
that this rally reflected continued          recovery in the euro area.
improvement in both actual and expected
earnings of euro area companies. In the          Economic performance in the United
final months of the reporting period,        Kingdom remained robust, supported by
however, a number of events pressured        strength in the housing market and
markets including the terrorist attacks      consumer spending. In a departure from
in Madrid, the ongoing conflict in Iraq,     the ECB, the
rising oil prices and

================================================================================

                              IN ADDITION TO STOCK

                               PRICE APPRECIATION

                               AMONG MANY OF OUR

                            HOLDINGS, BOTH THE EURO

                               AND BRITISH POUND

                               CONTINUED TO SHOW

                              STRENGTH AGAINST THE

                             U.S. DOLLAR DURING THE

                               REPORTING PERIOD.

================================================================================

====================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                       TOP 10 INDUSTRIES*
 1. Anglo Irish Bank Corp. PLC (Ireland)            4.9%       1. Diversified Banks                          13.9%
 2. Puma A.G. Rudolf Dassler Sport (Germany)        4.5        2. Wireless Telecommunication Services         5.9
 3. Grafton Group PLC (Ireland)                     2.5        3. Footwear                                    4.5
 4. Vodafone Group PLC (United Kingdom)             2.1        4. Construction & Engineering                  3.9
 5. Enterprise Inns PLC (United Kingdom)            2.0        5. Pharmaceuticals                             3.8
 6. Depfa Bank PLC (Ireland)                        1.9        6. Food Retail                                 3.2
 7. OTP Bank Rt. (Hungary)                          1.9        7. Integrated Oil & Gas                        3.1
 8. Imperial Tobacco Group PLC (United Kingdom)     1.7        8. Restaurants                                 3.0
 9. Total S.A. (France)                             1.7        9. Tobacco                                     2.6
10. Mobistar S.A. (Belgium)                         1.6       10. Publishing                                  2.6

*Excludes money market fund holdings. The fund's holdings
are subject to change, and there is no assurance that the
fund will continue to hold any particular security.
====================================================================================================================================

markets began to once again reward               Health care was the only sector in                         JASON T. HOLZER
companies with strong corporate earnings.    which the fund lagged its benchmark.                           Mr. Holzer, Chartered
In this environment, we were able to find    Although the fund still produced positive         [HOLZER      Financial Analyst, is
high-quality stocks that fit our             results here, several holdings held back           PHOTO]      co-manager of AIM
investment criteria, many of which were      relative performance. These included Taro                      European Growth Fund.
growing faster than the overall market.      Pharmaceutical, which reported lower than                      Mr. Holzer joined AIM in
That our investment strategy works in        expected earnings amid management's           1996. He received a B.A. in quantitative
this type of environment is evident by       decision to invest in a new product and a     economics and an M.S. in
the fund's outperformance in most sectors    decline in existing sales.                    engineering-economic systems from
relative to its benchmark, the MSCI                                                        Stanford University.
Europe Growth Index.                             In addition to stock price
                                             appreciation among many of our holdings,                       CLAS G. OLSSON
    On a sector basis, consumer              both the euro and the British pound                            Mr. Olsson is co-manager
discretionary stocks contributed most to     continued to show strength against the            [OLSSON      of AIM European Growth
fund performance. One such fund holding      U.S. dollar during the reporting period.           PHOTO]      Fund. Mr. Olsson joined
was Puma, a German sportswear and            Because we buy securities in local                             AIM in 1994. He became a
athletic shoe manufacturer. With Puma        currency and then translate that value                         commissioned naval
continuing to gain market share around       back into U.S. dollars for the fund, this     officer at the Royal Swedish Naval
the world, the stock appreciated more        trend proved to be a favorable foreign        Academy in 1988. He also received a
than 50% during the reporting period.        exchange environment for the fund.            B.B.A. from The University of Texas at
                                                                                           Austin.
    Financial stocks also contributed to     IN CLOSING
fund performance. Long-time fund holding                                                   Assisted by Europe/Canada Team
Anglo Irish Bank appreciated                 Given several challenging years in the
significantly over the reporting period      market, we are pleased to report improved
amid strong earnings. OTP Bank--a            economic conditions in the euro area and
Hungarian commercial bank--also proved       to provide shareholders with double-digit
favorable to the fund as the company         returns for the reporting period.
benefited from Hungary's improving
economic environment driven by the                 See important fund and index
country's entry into the European Union.          disclosures inside front cover.

    The fund's underweight position in
the information technology sector
(compared to the MSCI Europe Growth
Index) proved particularly prudent as
tech stocks were one of the worst
performing groups over the reporting
period.




================================================================================
TOP 10 COUNTRIES*                         FUND VS. INDEXES
 1. United Kingdom              24.7%
 2. Ireland                     10.6      Total returns, 10/31/03-4/30/04,
 3. France                       9.8      excluding applicable front-end or
 4. Switzerland                  6.3      contingent deferred sales charges. If
 5. Germany                      6.0      sales charges were included, returns
 6. Italy                        5.3      would be lower.
 7. Greece                       4.1
 8. Sweden                       4.0      CLASS A SHARES                 18.66%
 9. Netherlands                  3.9
10. Spain                        3.3      CLASS B SHARES                 18.30

TOTAL NUMBER OF HOLDINGS*         97      CLASS C SHARES                 18.23
TOTAL NET ASSETS      $693.4 MILLION
                                          INVESTOR CLASS SHARES          18.69

                                          CLASS R SHARES                 18.57

                                          MSCI EAFE INDEX
                                          (BROAD MARKET INDEX)           12.39

                                          MSCI EUROPE GROWTH INDEX
                                          (STYLE-SPECIFIC INDEX)         11.77
                                                                                      [RIGHT ARROW GRAPHIC]
                                          LIPPER EUROPEAN FUND INDEX                  For a presentation of your fund's
                                          (PEER GROUP INDEX)             13.01        long-term performance record, please
                                                                                      turn the page.
                                          Source: Lipper, Inc.
================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                      The performance data quoted
As of 4/30/04, including applicable          As of 3/31/04, including applicable           represent past performance and cannot
sales charges                                sales charges                                 guarantee comparable future results;
CLASS A SHARES                               CLASS A SHARES                                current performance may be lower or
Inception (11/3/97)                13.30%    Inception (11/3/97)              13.76%       higher. Please visit AIMinvestments.com
   5 Years                         10.00        5 Years                       10.56        for the most recent month-end
   1 Year                          37.47        1 Year                        51.05        performance. Performance figures reflect
                                                                                           reinvested distributions, changes in net
CLASS B SHARES                               CLASS B SHARES                                asset value and the effect of the maximum
Inception (11/3/97)                13.51%    Inception (11/3/97)              13.98%       sales charge unless otherwise stated.
   5 Years                         10.21        5 Years                       10.79        Investment return and principal value
   1 Year                          39.54        1 Year                        53.79        will fluctuate so that you may have a
                                                                                           gain or loss when you sell shares.
CLASS C SHARES                               CLASS C SHARES
Inception (11/3/97)                13.52%    Inception (11/3/97)              13.99%           Class A share performance reflects
   5 Years                         10.49        5 Years                       11.04        the maximum 5.50% sales charge, and Class
   1 Year                          43.60        1 Year                        57.75        B and Class C share performance reflects
                                                                                           the applicable contingent deferred sales
INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES                         charge (CDSC) for the period involved.
Inception                          14.29%    Inception                        14.75%       The CDSC on Class B shares declines from
   5 Years                         11.24        5 Years                       11.80        5% beginning at the time of purchase to
   1 Year                          45.42        1 Year                        59.74        0% at the beginning of the seventh year.
                                                                                           The CDSC on Class C shares is 1% for the
CLASS R SHARES                               CLASS R SHARES                                first year after purchase. Investor Class
Inception                          14.11%    Inception                        14.58%       shares do not have a front-end sales
   5 Years                         11.07        5 Years                       11.64        charge or a CDSC; therefore, performance
   1 Year                          45.25        1 Year                        59.55        is at net asset value. Class R shares do
                                                                                           not have a front-end sales charge;
                                             Investor Class shares' inception date is      returns shown are at net asset value and
                                             9/30/03. Returns since that date are          do not reflect a 0.75% CDSC that may be
                                             historical returns. All other returns are     imposed on a total redemption of
                                             blended returns of historical Investor        retirement plan assets within the first
                                             Class share performance and restated          year.
                                             Class A share performance (for periods
                                             prior to the inception date of Investor           The performance of the fund's share
                                             Class shares) at net asset value and          classes will differ due to different
                                             reflect the higher Rule 12b-1 fees            sales charge structures and class
                                             applicable to Class A shares. Class A         expenses.
                                             shares' inception date is 11/3/97.
                                             Investor Class shares would have had              A redemption fee of 2% will be
                                             different returns due to differences in       imposed on certain redemptions or
                                             the expense structure of the Investor         exchanges out of the fund within 30 days
                                             Class.                                        of purchase. Exceptions to the redemption
                                                                                           fee are listed in the fund's prospectus.
                                                 Class R shares' inception date is
                                             6/3/02. Returns since that date are
                                             historical returns. All other returns are
                                             blended returns of historical Class R
                                             share performance and restated Class A
                                             share perform- ance (for periods prior to
                                             the inception date of Class R shares) at
                                             net asset value, adjusted to reflect the
                                             higher Rule 12b-1 fees applicable to
                                             Class R shares. Class A shares' inception
                                             date is 11/3/97.

                                                                                             [ARROW
                                                                                             BUTTON      For More Information Visit
                                                                                             IMAGE]          AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-94.33%

AUSTRIA-0.86%

Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(a)                      39,865   $  5,936,338
========================================================================

BELGIUM-2.98%

Colruyt N.V. (Food Retail)(a)                      91,800      9,851,551
------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)(b)                                 167,834     10,819,618
========================================================================
                                                              20,671,169
========================================================================

BERMUDA-1.76%

Golar LNG Ltd. (Oil & Gas Refining, Marketing
  & Transportation)(a)(b)                         271,600      3,456,100
------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                        241,200      8,757,972
========================================================================
                                                              12,214,072
========================================================================

CZECH REPUBLIC-0.38%

Komercni Banka A.S. (Diversified Banks)(a)         24,470      2,656,561
========================================================================

DENMARK-0.96%

Topdanmark A.S. (Multi-Line Insurance)(a)(b)      114,300      6,681,634
========================================================================

FRANCE-9.75%

BNP Paribas S.A. (Diversified Banks)(a)           107,727      6,413,169
------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)       160,300      3,929,649
------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)
  (Acquired 03/03/04-04/08/04; Cost
  $6,814,882)(a)(c)(d)                             48,400      8,011,158
------------------------------------------------------------------------
Imerys S.A. (Construction Materials)(a)            24,044      5,445,481
------------------------------------------------------------------------
Ipsos (Advertising)(a)                             36,700      3,764,438
------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(b)                190,200      3,969,394
------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)               68,000      3,735,407
------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(a)      46,388      5,829,870
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)         50,000      3,704,321
------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(b)         49,650      4,104,818
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)               63,473     11,674,244
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)         72,600      7,032,682
========================================================================
                                                              67,614,631
========================================================================

GERMANY-6.04%

Continental A.G. (Tires & Rubber)(a)(d)           244,125     10,519,792
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 01/30/02-08/13/03; Cost
  $7,672,307)(a)(c)(d)                            137,200     31,354,162
========================================================================
                                                              41,873,954
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

GREECE-4.10%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)(a)                                      246,846   $  6,516,544
------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Wireless
  Telecommunication Services)(a)                  149,633      2,392,208
------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics
  Retail)(a)                                      190,400      5,119,383
------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03-01/30/04; Cost $5,515,048)(a)(c)       430,589      8,192,955
------------------------------------------------------------------------
Public Power Corp. (Electric Utilities)(a)         82,980      2,097,014
------------------------------------------------------------------------
STET Hellas Telecommunications S.A.-ADR
  (Wireless Telecommunication Services)(b)        219,100      4,075,260
========================================================================
                                                              28,393,364
========================================================================

HUNGARY-2.65%

Gedeon Richter Rt. (Pharmaceuticals)(a)            49,800      5,030,437
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(a)(b)            721,400     13,330,757
========================================================================
                                                              18,361,194
========================================================================

IRELAND-10.56%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                     2,073,585     33,813,680
------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)(b)           89,497     13,339,136
------------------------------------------------------------------------
Grafton Group PLC (Trading Companies &
  Distributors)(b)(e)                           2,300,014     16,998,083
------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)(a)         337,500      3,836,010
------------------------------------------------------------------------
Independent News & Media PLC (Publishing)       2,289,800      5,211,173
========================================================================
                                                              73,198,082
========================================================================

ISRAEL-0.63%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)                             67,200      2,906,400
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                24,300      1,495,908
========================================================================
                                                               4,402,308
========================================================================

ITALY-5.25%

Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(a)                          331,000      5,483,866
------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)(d)                                 104,400      4,849,562
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)              492,414      9,995,907
------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)      732,200      7,976,855
------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)(a)(d)                               458,052      8,068,619
========================================================================
                                                              36,374,809
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

LUXEMBOURG-0.69%

SBS Broadcasting S.A. (Broadcasting & Cable
  TV)(b)                                          151,000   $  4,754,990
========================================================================

NETHERLANDS-3.89%

Aalberts Industries N.V. (Industrial
  Conglomerates)(a)                               246,426      7,335,494
------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings)(a)         111,700      5,335,932
------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(a)                        83,800      2,249,536
------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural
  Products)(a)                                    127,000      4,503,231
------------------------------------------------------------------------
Randstad Holding N.V. (Employment
  Services)(a)(d)                                 158,725      4,201,237
------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods &
  Meats)(a)(b)(d)                                 120,627      3,315,370
========================================================================
                                                              26,940,800
========================================================================

NORWAY-3.13%

Aktiv Kapital A.S.A. (Specialized
  Finance)(a)(d)                                  330,000      4,319,955
------------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)(a)(d)           381,951      7,636,394
------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas
  Drilling)(a)(d)                                 436,778      4,139,866
------------------------------------------------------------------------
Telenor A.S.A. (Integrated Telecommunication
  Services)(a)(d)                                 864,128      5,633,006
========================================================================
                                                              21,729,221
========================================================================

RUSSIA-1.33%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(b)                                    103,100      9,254,256
========================================================================

SPAIN-3.29%

Banco Popular Espanol S.A. (Diversified
  Banks)(a)(d)                                     72,040      3,958,977
------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)(d)                                721,763      8,605,932
------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired
  06/25/02-04/23/03; Cost $2,073,756)(a)(c)       324,960      3,670,284
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)(d)                              164,648      6,541,692
========================================================================
                                                              22,776,885
========================================================================

SWEDEN-3.99%

Assa Abloy A.B.-Class B (Building
  Products)(a)(d)                                 419,675      5,059,997
------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health
  Insurance)(a)(d)                                808,900      3,133,767
------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(d)                627,252      6,292,172
------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(a)(b)              1,645,974      4,383,205
------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)(b)                 257,940      8,807,204
========================================================================
                                                              27,676,345
========================================================================

SWITZERLAND-6.30%

Credit Suisse Group (Diversified Capital
  Markets)(a)                                     107,477      3,764,244
------------------------------------------------------------------------
Geberit A.G. (Building Products)(a)                 7,500      4,556,069
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
SWITZERLAND-(CONTINUED)

Nobel Biocare Holding A.G. (Health Care
  Equipment)(a)(b)                                 19,400   $  2,623,785
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            65,150      6,811,789
------------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)(a)          22,100      3,958,049
------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
  Accessories & Luxury Goods)(a)                   21,400      2,828,903
------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)                                   112,470      8,970,218
------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)         143,340     10,156,910
========================================================================
                                                              43,669,967
========================================================================

UNITED KINGDOM-24.70%

Balfour Beatty PLC (Construction &
  Engineering)(a)                               1,288,900      5,731,981
------------------------------------------------------------------------
Cattles PLC (Consumer Finance)(a)               1,432,020      8,829,239
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(a)                 1,317,260      5,100,332
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)            1,258,580     13,594,493
------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              710,040     10,061,452
------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(a)    1,858,800      9,070,901
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           541,240     11,974,980
------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                    188,530      5,023,048
------------------------------------------------------------------------
Johnston Press PLC (Publishing)(a)                930,190      9,056,847
------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody
  Banks)(a)                                       125,590      3,755,869
------------------------------------------------------------------------
Marconi Corp. PLC (Communications
  Equipment)(a)(b)                                300,000      3,189,762
------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food
  Retail)(a)                                    1,237,520      5,258,511
------------------------------------------------------------------------
Next PLC (Department Stores)(a)                   241,120      5,948,006
------------------------------------------------------------------------
Photo-Me International PLC (Photographic
  Products)(a)(b)                               1,486,000      3,131,711
------------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)                                     2,935,900      4,384,702
------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                734,500      7,089,620
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     292,185      7,597,615
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                       118,200      3,539,952
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)      709,640      7,264,270
------------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)(a)        356,400      3,846,935
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,541,035      6,787,104
------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement
  Retail)(a)                                      334,790      8,526,911
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(a)                                     378,810      3,819,790
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                5,997,786     14,544,083
------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)            376,000      3,565,513
------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial
  Services)(a)                                     55,150        597,056
========================================================================
                                                             171,290,683
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED STATES OF AMERICA-1.09%

Autoliv, Inc.-SDR (Auto Parts &
  Equipment)(a)(d)                                179,006   $  7,544,056
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $433,942,037)                                    654,015,319
========================================================================

MONEY MARKET FUNDS-3.72%

Liquid Assets Portfolio-Institutional
  Class(f)                                     12,910,978     12,910,978
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    12,910,978     12,910,978
========================================================================
    Total Money Market Funds (Cost
      $25,821,956)                                            25,821,956
========================================================================
TOTAL INVESTMENTS-98.05% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $459,763,993)                679,837,275
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.72%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  74,337,196   $ 74,337,196
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $74,337,196)                                      74,337,196
========================================================================
TOTAL INVESTMENTS-108.77% (Cost $534,101,189)                754,174,471
========================================================================
OTHER ASSETS LESS LIABILITIES-(8.77%)                        (60,803,028)
========================================================================
NET ASSETS-100.00%                                          $693,371,443
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
SDR  - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $586,115,123, which represented 77.72% of the Fund's total investments. See Note 1A.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/04 was $51,228,559, which represented 7.39% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(e) Consists of more than one class of securities traded together as a unit.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $433,942,037)*                               $ 654,015,319
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $100,159,152)                            100,159,152
============================================================
    Total investments (cost $534,101,189)        754,174,471
============================================================
Foreign currencies, at value (cost
  $4,984,831)                                      4,984,573
------------------------------------------------------------
Receivables for:
  Investments sold                                 8,142,514
------------------------------------------------------------
  Fund shares sold                                   608,006
------------------------------------------------------------
  Dividends and interest                           2,110,262
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    91,960
------------------------------------------------------------
Other assets                                          63,480
============================================================
    Total assets                                 770,175,266
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              485,528
------------------------------------------------------------
  Fund shares reacquired                             971,235
------------------------------------------------------------
  Deferred compensation and retirement plans         116,409
------------------------------------------------------------
  Collateral upon return of securities loaned     74,337,196
------------------------------------------------------------
Accrued distribution fees                            262,988
------------------------------------------------------------
Accrued trustees' fees                                   958
------------------------------------------------------------
Accrued transfer agent fees                          381,476
------------------------------------------------------------
Accrued operating expenses                           248,033
============================================================
    Total liabilities                             76,803,823
============================================================
Net assets applicable to shares outstanding    $ 693,371,443
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 579,674,398
------------------------------------------------------------
Undistributed net investment income (loss)        (1,361,006)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (105,037,808)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              220,095,859
============================================================
                                               $ 693,371,443
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 356,297,992
____________________________________________________________
============================================================
Class B                                        $ 122,558,625
____________________________________________________________
============================================================
Class C                                        $  38,123,534
____________________________________________________________
============================================================
Class R                                        $   1,412,655
____________________________________________________________
============================================================
Investor Class                                 $ 174,978,637
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           14,998,224
____________________________________________________________
============================================================
Class B                                            5,387,190
____________________________________________________________
============================================================
Class C                                            1,674,804
____________________________________________________________
============================================================
Class R                                               59,639
____________________________________________________________
============================================================
Investor Class                                     7,375,240
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       23.76
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.76 divided by
      94.50%)                                  $       25.14
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       22.75
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       22.76
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $       23.69
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       23.73
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $70,909,265 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $511,746)        $  5,179,760
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                      135,352
--------------------------------------------------------------------------
Interest                                                            21,800
==========================================================================
    Total investment income                                      5,336,912
==========================================================================

EXPENSES:

Advisory fees                                                    3,077,733
--------------------------------------------------------------------------
Administrative services fees                                        95,354
--------------------------------------------------------------------------
Custodian fees                                                     355,214
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          600,934
--------------------------------------------------------------------------
  Class B                                                          602,901
--------------------------------------------------------------------------
  Class C                                                          181,200
--------------------------------------------------------------------------
  Class R                                                            3,120
--------------------------------------------------------------------------
  Investor Class                                                   177,956
--------------------------------------------------------------------------
Transfer agent fees                                              1,161,227
--------------------------------------------------------------------------
Trustees' fees                                                       9,274
--------------------------------------------------------------------------
Other                                                              424,837
==========================================================================
    Total expenses                                               6,689,750
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (42,610)
==========================================================================
    Net expenses                                                 6,647,140
==========================================================================
Net investment income (loss)                                    (1,310,228)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                         40,497,103
--------------------------------------------------------------------------
  Foreign currencies                                              (476,065)
==========================================================================
                                                                40,021,038
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         70,847,262
--------------------------------------------------------------------------
  Foreign currencies                                                63,152
==========================================================================
                                                                70,910,414
==========================================================================
Net gain from investment securities and foreign currencies     110,931,452
==========================================================================
Net increase in net assets resulting from operations          $109,621,224
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,310,228)   $   (975,951)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            40,021,038      20,497,751
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           70,910,414      92,232,326
==========================================================================================
    Net increase in net assets resulting from operations       109,621,224     111,754,126
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (106,111)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (212,530)             --
==========================================================================================
    Decrease in net assets resulting from distributions           (318,641)             --
==========================================================================================
Share transactions-net:
  Class A                                                       (1,220,659)    (62,533,328)
------------------------------------------------------------------------------------------
  Class B                                                       (5,019,927)    (13,312,226)
------------------------------------------------------------------------------------------
  Class C                                                          869,500      (3,175,123)
------------------------------------------------------------------------------------------
  Class R                                                          551,471         467,649
------------------------------------------------------------------------------------------
  Investor Class                                               146,937,533         162,286
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        142,117,918     (78,390,742)
==========================================================================================
    Net increase in net assets                                 251,420,501      33,363,384
==========================================================================================

NET ASSETS:

  Beginning of period                                          441,950,942     408,587,558
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,361,006) and $267,863 for 2004 and
    2003, respectively)                                       $693,371,443    $441,950,942
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of

$500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended April 30, 2004, AIM waived fees of $1,832.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $95,354 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $505,129 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund.

The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $600,934, $602,901, $181,200, $3,120 and $177,956, respectively. The advisor has reimbursed $38,072 of Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO European Fund paid to INVESCO Distributors, Inc., the fund's former distributor, in prior years.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund it retained $44,547 in front-end sales commissions from the sale of Class A shares and $244, $602, $2,302 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                         MARKET VALUE    PURCHASES       PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
FUND                       10/31/03       AT COST       FROM SALES     (DEPRECIATION)     04/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class                   $3,005,612    $ 67,218,681   $ (57,313,315)      $   --       $12,910,978     $49,122      $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                    3,005,612      67,218,681     (57,313,315)          --        12,910,978      47,698          --
==============================================================================================================================
  Subtotal                $6,011,224    $134,437,362   $(114,626,630)      $   --       $25,821,956     $96,820      $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        UNREALIZED
                        MARKET VALUE    PURCHASES       PROCEEDS       APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND                      10/31/03       AT COST       FROM SALES     (DEPRECIATION)     04/30/04       INCOME*    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class                 $12,113,481    $125,589,100   $ (63,365,385)      $   --       $ 74,337,196    $ 38,532      $   --
==============================================================================================================================
  Total                 $18,124,705    $260,026,462   $(177,992,015)      $   --       $100,159,152    $135,352      $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $91,063.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,265 and reduction in custodian fees of $1,441 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,706.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $3,098 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of its total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $70,909,265 were on loan to brokers. The loans were secured by cash collateral of $74,337,196 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $38,532 for securities lending transactions.

NOTE 8 --TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations. Under these limitation rules, the Fund is limited as of October 31, 2003 to utilizing $96,914,616 of capital loss carryforward in the fiscal year ended October 31, 2004.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                            $ 85,467,686
---------------------------------------------------------
October 31, 2010                              58,633,126
=========================================================
Total capital loss carryforward             $144,100,812
_________________________________________________________
=========================================================


* Any capital loss carryforward listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $214,786,101 and $251,602,396, respectively.

                UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $221,143,183
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (1,989,546)
==========================================================================
Net unrealized appreciation of investment securities          $219,153,637
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $535,020,834.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                       YEAR ENDED
                                                                     APRIL 30, 2004                     OCTOBER 31, 2003
                                                              ----------------------------      --------------------------------
                                                                SHARES           AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,276,986      $ 52,520,883       82,916,233      $ 1,366,427,023
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        418,153         9,219,963          734,581           11,741,120
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        425,133         9,424,216        4,899,091           77,913,071
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         40,018           864,146          439,162            7,228,264
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                438,459        10,109,209            8,159              162,338
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          4,447            91,218               --                   --
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                  9,940           203,374               --                   --
================================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                         22,379           452,046               --                   --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                          5,121            99,255               --                   --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         53,300         1,033,743               --                   --
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              7,999,868       161,401,679               --                   --
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        151,738         3,522,826          236,630            3,953,498
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (158,261)       (3,522,826)        (245,600)          (3,953,498)
================================================================================================================================
Reacquired***:
  Class A                                                     (2,521,918)      (57,807,632)     (86,282,624)      (1,432,913,849)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (491,405)      (10,816,319)      (1,338,030)         (21,099,848)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (441,128)       (9,588,459)      (5,072,535)         (81,088,194)
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (13,425)         (312,675)        (407,105)          (6,760,615)
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                             (1,081,183)      (24,776,729)              (3)                 (52)
================================================================================================================================
                                                               7,138,222      $142,117,918       (4,112,041)     $   (78,390,742)
________________________________________________________________________________________________________________________________
================================================================================================================================

  * Investor Class shares commenced sales on September 30, 2003.
 ** As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO European Fund pursuant to a plan of reorganization approved by the Directors of the Fund on June 11, 2003 and INVESCO European Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 8,080,668 shares of the Fund for 18,162,024 shares of INVESCO European Fund outstanding as of the close of business November 21, 2003. INVESCO European Fund's net assets at that date of $162,986,723 including $27,261,043 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $444,879,513.
*** Amount is net of redemption fees of $1,891, $650, $202, $8 and $928 for Class A, Class B, Class C, Class R and Investor Class shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,        -------------------------------------------------------------------
                                                2004            2003           2002           2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.02        $  15.60       $  16.52       $  23.59       $  16.42       $ 12.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.03)(a)       (0.01)(a)      (0.07)(a)      (0.06)(a)      (0.21)(a)     (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      3.78            4.43          (0.85)         (7.01)          7.38          3.58
=================================================================================================================================
    Total from investment operations              3.75            4.42          (0.92)         (7.07)          7.17          3.47
=================================================================================================================================
Less dividends from net investment income        (0.01)             --             --             --             --         (0.01)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                             0.00              --             --             --             --            --
=================================================================================================================================
Net asset value, end of period                $  23.76        $  20.02       $  15.60       $  16.52       $  23.59       $ 16.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  18.72%          28.33%         (5.57)%       (29.97)%        43.67%        26.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $356,298        $301,659       $283,812       $157,651       $273,605       $99,148
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.91%(c)        2.01%(d)       1.93%          1.83%          1.69%         1.88%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.28)%(c)      (0.04)%        (0.42)%        (0.32)%        (0.82)%       (0.69)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          43%             81%            94%            99%           112%          122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $345,277,684.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.02%.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                YEAR ENDED OCTOBER 31,
                                              APRIL 30,        ------------------------------------------------------------------
                                                 2004            2003          2002           2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  19.23        $  15.08       $ 16.07       $  23.11       $  16.20       $ 12.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.10)(a)       (0.11)(a)     (0.18)(a)      (0.19)(a)      (0.38)(a)     (0.22)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       3.62            4.26         (0.81)         (6.85)          7.29          3.55
=================================================================================================================================
    Total from investment operations               3.52            4.15         (0.99)         (7.04)          6.91          3.33
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00              --            --             --             --            --
=================================================================================================================================
Net asset value, end of period                 $  22.75        $  19.23       $ 15.08       $  16.07       $  23.11       $ 16.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   18.30%          27.52%        (6.16)%       (30.46)%        42.65%        25.87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $122,559        $107,959       $97,436       $105,324       $169,614       $67,074
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            2.56%(c)        2.66%(d)      2.58%          2.50%          2.39%         2.63%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.93)%(c)      (0.69)%       (1.07)%        (0.98)%        (1.52)%       (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           43%             81%           94%            99%           112%          122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $121,242,804.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.67%.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2004           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 19.24         $ 15.09       $ 16.09       $ 23.13       $ 16.21       $ 12.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.10)(a)       (0.11)(a)     (0.18)(a)     (0.19)(a)     (0.38)(a)     (0.23)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         3.62            4.26         (0.82)        (6.85)         7.30          3.56
=================================================================================================================================
    Total from investment operations                 3.52            4.15         (1.00)        (7.04)         6.92          3.33
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00              --            --            --            --            --
=================================================================================================================================
Net asset value, end of period                    $ 22.76         $ 19.24       $ 15.09       $ 16.09       $ 23.13       $ 16.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     18.30%          27.50%        (6.22)%      (30.44)%       42.69%        25.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $38,124         $31,509       $27,323       $32,604       $54,164       $11,938
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              2.56%(c)        2.66%(d)      2.58%         2.50%         2.39%         2.63%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.93)%(c)      (0.69)%       (1.07)%       (0.98)%       (1.52)%       (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             43%             81%           94%           99%          112%          122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $36,439,077.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.67%.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ---------------------------------------------
                                                                                              JUNE 3, 2002
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2004             2003            2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $19.98           $15.59          $ 18.35
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)        (0.03)(a)        (0.04)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.76             4.42            (2.72)
===========================================================================================================
    Total from investment operations                              3.71             4.39            (2.76)
===========================================================================================================
Redemption fees added to shares of beneficial interest            0.00               --               --
===========================================================================================================
Net asset value, end of period                                  $23.69           $19.98          $ 15.59
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  18.57%           28.16%          (15.04)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,413           $  660          $    15
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                           2.06%(c)         2.16%(d)         2.08%(e)
===========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.43)%(c)       (0.19)%          (0.57)%(e)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(f)                                          43%              81%              94%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,254,650.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.17%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INVESTOR CLASS
                                                              ----------------------------------
                                                                                 SEPTEMBER 30,
                                                                                     2003
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                              APRIL 30,           OCTOBER 31,
                                                                 2004                2003
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  20.01             $18.84
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)(a)           0.00(a)
================================================================================================
  Net gains on securities (both realized and unrealized)           3.76               1.17
================================================================================================
    Total from investment operations                               3.75               1.17
================================================================================================
Less dividends from net investment income                         (0.03)                --
================================================================================================
Redemption fees added to shares of beneficial interest             0.00                 --
================================================================================================
Net asset value, end of period                                 $  23.73             $20.01
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   18.74%              6.21%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $174,979             $  163
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                            1.74%(c)(d)        1.79%(d)(e)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.11)%(c)          0.18%(e)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(f)                                           43%                81%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $155,594,748.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2003 was 1.79% (annualized) and 1.80% (annualized), respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $30,910 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM European Growth Fund ("Fund"), a portfolio of AIM International Mutual Funds, a Delaware statutory trust (formerly AIM International Funds, Inc., a Maryland corporation), ("Company"), was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003, November 4, 2003, November 11, 2003, November 17, 2003 and reconvened on November 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                                         WITHHOLDING
      TRUSTEES/MATTER                                                    VOTES FOR        AUTHORITY
----------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker................................................      162,211,196        3,444,279
      Frank S. Bayley.............................................      162,236,962        3,418,513
      James T. Bunch..............................................      162,287,588        3,367,887
      Bruce L. Crockett...........................................      162,276,496        3,378,979
      Albert R. Dowden............................................      162,251,386        3,404,089
      Edward K. Dunn, Jr. ........................................      162,221,226        3,434,249
      Jack M. Fields..............................................      162,278,318        3,377,157
      Carl Frischling.............................................      162,182,906        3,472,569
      Robert H. Graham............................................      162,243,892        3,411,583
      Gerald J. Lewis.............................................      162,147,868        3,507,607
      Prema Mathai-Davis..........................................      162,219,866        3,435,609
      Lewis F. Pennock............................................      162,263,207        3,392,268
      Ruth H. Quigley.............................................      162,163,064        3,492,411
      Louis S. Sklar..............................................      162,243,759        3,411,716
      Larry Soll, Ph.D. ..........................................      162,236,226        3,419,249
      Mark H. Williamson..........................................      162,238,962        3,416,513

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  76,302,938      2,822,366      86,530,171**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  84,066,011      2,989,031      83,338,957**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  95,512,525      3,144,748      78,504,573**

The Special Meeting of Shareholders of the Company was reconvened on November 11, 2003. The following matter was then considered:

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  109,217,698     3,531,752      71,913,039**

The Special Meeting of Shareholders of the Company was reconvened on November 17, 2003. The following matter was then considered:

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)** To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  116,710,545     3,761,148      69,451,190**

The Special Meeting of Shareholders of the Company was reconvened on November 21, 2003. The following matter was then considered:

                                                                                      VOTES         WITHHELD/
      MATTER                                                        VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  137,239,949     4,617,039      51,798,672**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Chairman and President                        Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Albert R. Dowden                  Executive Vice President                      INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                              A I M Advisors, Inc.
Jack M. Fields                    Kevin M. Carome                               11 Greenway Plaza
Carl Frischling                   Senior Vice President, Secretary and          Suite 100
Robert H. Graham                   Chief Legal Officer                          Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis                Robert G. Alley                               TRANSFER AGENT
Lewis F. Pennock                  Vice President                                AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Louis S. Sklar                    Stuart W. Coco                                Houston, TX 77210-4739
Larry Soll, Ph.D.                 Vice President
Mark H. Williamson                                                              CUSTODIAN
                                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801
                                  Sidney M. Dilgren
                                  Vice President and Treasurer                  COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599
                                  Edgar M. Larsen
                                  Vice President                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                             SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund                   AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                       INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Dynamics Fund                        FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Mid-Cap Growth Fund                  PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO Small Company Growth Fund            THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.


                               AIMinvestments.com

                                                                       EUR-SAR-1

                                   YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management               --Servicemark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                               AIM GLOBAL AGGRESSIVE GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                                --Servicemark--

==================================================================================================================================
AIM GLOBAL AGGRESSIVE GROWTH FUND SEEKS TO PROVIDE ABOVE AVERAGE LONG-TERM
GROWTH OF CAPITAL.
==================================================================================================================================
o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged Lipper Global Fund Index     OTHER INFORMATION
o Effective 9/30/03, Class B shares are      represents an average of the performance     o Bloomberg, Inc. is a well-known
not available as an investment for           of all global mutual funds tracked by        independent financial research and
retirement plans maintained pursuant to      Lipper, Inc., an independent mutual fund     reporting firm.
Section 401 of the Internal Revenue          performance monitor.
Code, including 401(k) plans, money                                                       o The returns shown in the Management's
purchase pension plans and profit            o The unmanaged MSCI Japan Index is a        Discussion of Fund Performance are based
sharing plans. Plans that have existing      market-value-weighted average of the         on net asset values calculated for
accounts invested in Class B shares will     performance of more than 300 securities      shareholder transactions. Generally
continue to be allowed to make               on the Japanese stock exchanges tracked      accepted accounting principles require
additional purchases.                        by Morgan Stanley Capital International.     adjustments to be made to the net assets
                                                                                          of the fund at period end for financial
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged Standard & Poor's            reporting purposes, and as such, the net
o International investing presents           Composite Index of 500 Stocks (the S&P       asset value for shareholder transactions
certain risks not associated with            500--Registered Trademark-- Index) is        and the returns based on those net asset
investing solely in the United States.       an index of common stocks frequently         values may differ from the net asset
These include risks relating to              used as a general measure of U.S. stock      values and returns reported in the
fluctuations in the value of the U.S.        market performance.                          Financial Highlights.
dollar relative to the values of other
currencies, the custody arrangements         o The unmanaged MSCI Europe, Australasia     o Industry classifications used in this
made for the fund's foreign holdings,        and the Far East Index (the EAFE             report are generally according to the
differences in accounting, political         --Registered Trademark-- ) is a group of     Global Industry Classification Standard,
risks and the lesser degree of public        foreign securities tracked by Morgan         which was developed by and is the
information required to be provided by       Stanley Capital International.               exclusive property and a service mark of
non-U.S. companies.                                                                       Morgan Stanley Capital International
                                             o A direct investment cannot be made in      Inc. and Standard & Poor's.
o Investing in small and mid-size            an index. Unless otherwise indicated,
companies involves risks not associated      index results include reinvested             A description of the policies and
with investing in more established           dividends, and they do not reflect sales     procedures that the Fund uses to
companies, including business risk,          charges. Performance of an index of          determine how to vote proxies relating
significant stock price fluctuations and     funds reflects fund expenses;                to portfolio securities is available
illiquidity.                                 performance of a market index does not       without charge, upon request, by calling
                                                                                          800-959-4246, or on the AIM Web site,
ABOUT INDEXES USED IN THIS REPORT            o The fund is not managed to track the       AIMinvestments.com.
o The unmanaged MSCI World Growth Index      performance of any particular index,
is a subset of the MSCI World Index, a       including the indexes defined here, and
group of global securities tracked by        consequently, the performance of the
Morgan Stanley Capital International;        fund may deviate significantly from the
the Growth subset measures performance       performance of the indexes.
of companies with higher price/earnings
ratios and higher forecasted growth
values.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================


AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN                  VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    THE AIM FAMILY OF FUNDS--Registered         For the latest information about ongoing regulatory matters,
                    Trademark--:                                including proposed rules and regulations regarding the
                                                                mutual fund industry, please visit our Web site,
[PHOTO              For most of the six-month period covered    AIMinvestments.com. We continue to post updates as
OF ROBERT H.        by this report, major stock market          information becomes available. We also encourage you to
GRAHAM]             indexes delivered positive performance      visit our Web site for general investing information,
                    as economies strengthened both here and     performance updates on our funds, and market and economic
ROBERT H. GRAHAM    abroad. In the United States, gross         commentary from our financial experts.
                    domestic product steadily improved,
                    while overseas, economic recovery took          For information on how your fund performed and was
                    hold, especially in Asia. In March and      managed during the six months covered by this report, please
                    April, however, markets lagged as           read your fund managers' discussion on the following pages.
                    concerns arose about geopolitical events    We hope you find it informative.
                    and the possibility that the U.S.
                    Federal Reserve may raise interest rates.       As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology sector   please contact our Client Service representatives at
was the favorite of U.S. and foreign investors. The sector's    800-959-4246.
performance turned negative early in 2004, however, as
investors switched to more defensive sectors they tend to       Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Chairman and President
care and consumer staples. The third positive sector was        May 26, 2004
energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

EUROPEAN HOLDINGS BOOST FUND                                                              production increased late in 2003 and
PERFORMANCE                                                                               retail sales rose in January following
                                                                                          declines in the final two months of
For the six-month reporting period ended     terrorist attacks in Madrid, the Chinese     2003.
April 30, 2004, AIM Global Aggressive        government's efforts to slow its
Growth Fund Class A shares returned          economy, rising oil prices and the               Monetary policy remained
12.11% at net asset value (had the           possibility of future interest rate          accommodative in many countries
effects of the front-end sales charge        hikes. Market and economic conditions,       including those in the euro zone, where
been included, the return would have         however, varied significantly by region.     short-term rates were unchanged at 2%,
been lower). Returns for other share                                                      and in the United States, where the
classes are shown in the table on page 3.        In the United States, gross domestic     federal funds target rate remained at
For the same period, the fund                product, the broadest measure of             1.00%. The
outperformed all of its benchmarks, as       economic activity, expanded at an
the MSCI World Index, MSCI World Growth      annualized rate of 4.1% in the fourth
Index and the Lipper Global Fund Index       quarter of 2003 and 4.4% in the first                 Regional exposure,
returned 8.43%, 5.99% and 9.24%,             quarter of 2004. Corporate earnings also               foreign currency
respectively. Because European markets       improved. According to Bloomberg, 410              appreciation, and stock
outperformed U.S. markets during the         companies in the S&P 500 Index had                   selection drove fund
reporting period, the fund's lower           reported earnings for the first quarter             performance during the
weighting in U.S. stocks and higher          of 2004 as of April 30, 2004. A total of              reporting period.
weighting in European securities helped      75.6% of those companies reported
it outperform its benchmarks.                earnings that exceeded analysts'
                                             expectations.                                 Bank of Canada reduced rates three
MARKET CONDITIONS                                                                          times--reversing a series of rate hikes
                                                 In Asia, the Japanese economy began       in early 2003--leaving its benchmark
Stock markets worldwide rallied during       to show signs of recovery as export           rate at 2%. A monetary tightening cycle,
much of the reporting period with            growth increased dramatically and             however, began in a few countries,
international equity markets,                deflationary pressures eased. Amid            notably in the United Kingdom and
represented by the MSCI EAFE Index,          growing economic optimism, Japanese           Australia, where central banks raised
outperforming the S&P 500                    stocks--represented by the MSCI Japan         interest rates during the reporting
Index--considered representative of U.S.     Index--returned 12.85% for the reporting      period.
stocks--by more than six percentage          period.
points. Late in the reporting period,                                                      YOUR FUND
however, both domestic and foreign               In the euro zone, economic conditions
markets declined amid the March 11           also improved, albeit at a slower pace        Regional exposure, foreign currency
                                             than in many other regions. Euro zone         appreciation, and stock selection drove
                                             manufacturing                                 fund performance

=================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                           TOP 10 INDUSTRIES*

 1. Anglo Irish Bank Corp. PLC (Ireland)              5.5%         1. Diversified Banks                                12.2%

 2. Enterprise Inns PLC (United Kingdom)              2.0          2. Pharmaceuticals                                   5.1

 3. AO VimpelCom-ADR (Russia)                         1.8          3. Semiconductors                                    3.9

 4. OTP Bank Rt. (Hungary)                            1.8          4. Health Care Equipment                             3.7

 5. Travis Perkins PLC (United Kingdom)               1.6          5. Restaurants                                       3.7

 6. PUMA A.G. Rudolf Dassler Sport (Germany)          1.5          6. Electronic Equipment Manufacturers                3.4

 7. Samsung Electronics Co., Ltd. (South Korea)       1.4          7. Wireless Telecommunication Services               3.0

 8. Willis Group Holdings Ltd. (Bermuda)              1.4          8. Industry Machinery                                2.8

 9. ICAP PLC (United Kingdom)                         1.4          9. Communications Equipment                          2.6

10. Continental A.G. (Germany)                        1.3         10. Apparel Retail                                    2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================================

during the reporting period. As European     reported lower than expected earnings                           JAMES G. BIRDSALL
markets outperformed U.S. markets during     amid management's decision to invest in                         Mr. Birdsall is
the reporting period, our overweight         a new product launch.                           [BIRDSALL       co-manager of AIM
exposure to European stocks and                                                              PHOTO]          Global Aggressive
underweight position in U.S. equities            On a sector basis, consumer                                 Growth Fund. He joined
proved favorable for the fund,               discretionary holdings including Puma, a                        AIM in 1995. Mr.
particularly on a relative performance       German sportswear and athletic shoe          Birdsall received his B.B.A. with a
basis to the MSCI World Growth Index.        manufacturer, and financial holdings         concentration in finance from Stephen F.
                                             such as OTP Bank, the leading bank in        Austin State University. He also earned
    Additionally, both the euro and the      Hungary, contributed the most to fund        an M.B.A. with a concentration in
British pound appreciated against the        performance.                                 finance and international business at
U.S. dollar during the reporting period.                                                  the University of St. Thomas.
Because we buy securities in local               Meanwhile, the fund's tech holdings
currency (in this case euros or British      detracted from performance. Taiwan                               JASON T. HOLZER
pounds) and then translate that value        Semiconductor declined during the                                Mr. Holzer,
back into U.S. dollars for the fund, our     reporting period amid a general sell-off         [HOLZER         Chartered Financial
overweight position in European equities     of semiconductor companies. Another               PHOTO]         Analyst, is
provided an additional boost to fund         sector shortfall for the fund was its                            co-manager of AIM
returns.                                     underweight exposure to the energy                               Global Aggressive
                                             sector--the best performing sector for       Growth Fund. Mr. Holzer joined AIM in
    At the country level, our exposure to    the MSCI World Growth Index.                 1996. He received a B.A. in quantitative
Ireland and the United Kingdom                                                            economics and an M.S. in
contributed the most to fund                 IN CLOSING                                   engineering-economic systems from
performance. In Ireland, long-time fund                                                   Stanford University.
holding, Anglo Irish Bank, continued to      Given several challenging years in the
gain market share and delivered              market, we are pleased to report global                          BARRETT K. SIDES
excellent earnings.                          economic recovery and to provide our                             Mr. Sides is
                                             shareholders with positive returns for            [SIDES         co-manager of AIM
    Enterprise Inns, the largest leased      the reporting period.                             PHOTO]         Global Aggressive
and tenanted pub company in the United                                                                        Growth Fund. He
Kingdom, was one of our strongest                 See important fund and index                                joined AIM in 1990.
holdings there. Indeed, economic                disclosures inside front cover.           Mr. Sides graduated with a B.S. in
activity has remained strong in the                                                       economics from Bucknell University. He
United Kingdom, supported by renewed                                                      also received a master's in
strength in the housing market and                                                        international business from the
resilient consumer spending.                                                              University of St. Thomas.

    Our exposure to Israel detracted                                                      Assisted by Asia/Latin America Team,
from performance. For example, Taro                                                       Europe/Canada Team and Large Cap Growth
Pharmaceutical                                                                            Team


========================================================================================
TOP 10 COUNTRIES*               FUND VS. INDEXES

 1. United States     28.5%     Total returns, 10/31/03-4/30/04, excluding applicable
                                front-end or contingent deferred sales charges. If sales
 2. United Kingdom    10.1      charges were included, returns would be lower.

 3. Japan              8.3      CLASS A SHARES                        12.11%

 4. Ireland            7.1      CLASS B SHARES                        11.90

 5. Switzerland        4.2      CLASS C SHARES                        11.81

 6. Canada             3.0      MSCI WORLD INDEX
                                (BROAD MARKET INDEX)                   8.43
 7. Germany            2.9
                                MSCI WORLD GROWTH INDEX
 8. Taiwan             2.8      (STYLE-SPECIFIC INDEX)                 5.99

 9. India              2.4      LIPPER GLOBAL FUND INDEX
                                (PEER GROUP INDEX)                     9.24
10. Mexico             2.4                                                                 [RIGHT ARROW GRAPHIC]
                                Source: Lipper, Inc.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                TOTAL NUMBER OF HOLDINGS*               138                LONG-TERM PERFORMANCE RECORD,
                                TOTAL NET ASSETS             $882.1 million                PLEASE TURN THE PAGE.
========================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    Class A share performance reflects the
As of 4/30/04, including applicable          As of 3/31/04, including applicable         maximum 4.75% sales charge, and Class B
sales charges                                sales charges                               and Class C share performance reflects
CLASS A SHARES                               CLASS A SHARES                              the applicable contingent deferred sales
Inception (9/15/94)             7.63%        Inception (9/15/94)            8.03%        charge (CDSC) for the period involved.
   5 Years                      2.08            5 Years                     3.52         The CDSC on Class B shares declines from
   1 Year                      35.22            1 Year                     48.03         5% beginning at the time of purchase to
                                                                                         0% at the beginning of the seventh year.
CLASS B SHARES                               CLASS B SHARES                              The CDSC on Class C shares is 1% for the
Inception (9/15/94)             7.69%        Inception (9/15/94)            8.09%        first year after purchase. The
   5 Years                      2.23            5 Years                     3.67         performance of the fund's share classes
   1 Year                      36.18            1 Year                     49.79         will differ due to different sales
                                                                                         charge structures and class expenses.
CLASS C SHARES                               CLASS C SHARES                                  A redemption fee of 2% will be
Inception (8/4/97)              1.38%        Inception (8/4/97)             1.86%        imposed on certain redemptions or
   5 Years                      2.54            5 Years                     3.98         exchanges out of the fund within 30 days
   1 Year                      40.18            1 Year                     53.64         of purchase. Exceptions to the
                                                                                         redemption fee are listed in the fund's
                                             The performance data quoted represent       prospectus.
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.


                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-67.57%

AUSTRALIA-0.42%

Computershare Ltd. (Data Processing &
  Outsourced Services)                          1,699,900   $    3,684,278
==========================================================================

AUSTRIA-1.05%

Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(a)                      62,000        9,232,484
==========================================================================

BERMUDA-2.23%

Esprit Holdings Ltd. (Apparel Retail)           1,825,500        7,489,423
--------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                        334,000       12,127,540
==========================================================================
                                                                19,616,963
==========================================================================

BRAZIL-0.45%

Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)(b)                                       135,600        3,918,840
==========================================================================

CANADA-2.97%

Brascan Corp. (Other Diversified Financial
  Services)                                       114,000        3,864,970
--------------------------------------------------------------------------
Power Financial Corp. (Other Diversified
  Financial Services)                             131,600        5,354,001
--------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(c)                                     61,700        2,935,310
--------------------------------------------------------------------------
Research In Motion Ltd. (Communications
  Equipment)(c)                                    18,700        1,622,412
--------------------------------------------------------------------------
Research In Motion Ltd. (Communications
  Equipment)(c)                                    62,000        5,410,958
--------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 05/16/03-11/18/03; Cost
  $5,546,847)(a)(c)(d)(e)                         316,500        7,015,129
==========================================================================
                                                                26,202,780
==========================================================================

CHILE-0.49%

Corpbanca S.A.-ADR (Regional Banks) (Acquired
  11/19/03; Cost $3,930,446)(d)                   179,800        4,335,302
==========================================================================

FRANCE-1.93%

Imerys S.A. (Construction Materials)(a)(b)         24,900        5,639,348
--------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(c)                251,200        5,242,439
--------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers &
  Vintners)(a)(b)                                  49,000        6,158,137
==========================================================================
                                                                17,039,924
==========================================================================

GERMANY-2.86%

Continental A.G. (Tires & Rubber)(a)(b)           273,340       11,778,720
--------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 10/29/02-10/30/03; Cost
  $4,715,039)(a)(b)(d)                             58,662       13,405,961
==========================================================================
                                                                25,184,681
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

GREECE-2.22%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)(a)                                      303,900   $    8,022,725
--------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Wireless
  Telecomunication Services)(a)                   208,650        3,335,722
--------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03-01/30/04; Cost $5,368,735)(a)(d)       430,000        8,181,748
==========================================================================
                                                                19,540,195
==========================================================================

HONG KONG-0.83%

Cathay Pacific Airways Ltd. (Airlines)          2,590,000        4,698,646
--------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)    4,574,000        2,624,253
==========================================================================
                                                                 7,322,899
==========================================================================

HUNGARY-2.03%

Gedeon Richter Rt. (Pharmaceuticals)(a)            23,200        2,343,497
--------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(a)               843,300       15,583,348
==========================================================================
                                                                17,926,845
==========================================================================

INDIA-2.37%

Hindustan Petroleum Corp. Ltd. (Oil & Gas
  Refining, Marketing & Transportation)           401,000        4,152,023
--------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufactures)(c)                                604,400        7,394,964
--------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)       392,500        9,378,252
==========================================================================
                                                                20,925,239
==========================================================================

IRELAND-7.06%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                     2,973,315       48,485,460
--------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)(c)           62,500        9,315,352
--------------------------------------------------------------------------
Independent News & Media PLC (Publishing)       1,970,400        4,484,276
==========================================================================
                                                                62,285,088
==========================================================================

ISRAEL-1.19%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)(c)                         243,260       10,520,995
==========================================================================

ITALY-0.88%

Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(a)                          470,000        7,786,758
==========================================================================

JAPAN-8.25%

Daiwa House Industry Co., Ltd. (Homebuilding)     261,000        2,917,059
--------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)                 136,700        8,362,824
--------------------------------------------------------------------------
Hosiden Corp. (Electronic Equipment
  Manufacturers)(b)                               241,000        3,356,552
--------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(b)                321,000        6,754,072
--------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)(b)                                75,500        8,137,602
--------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)                209,000        8,076,290
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
JAPAN-(CONTINUED)

Omron Corp. (Electronic Equipment
  Manufacturers)                                  255,500   $    6,219,864
--------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(b)      617,000        4,360,878
--------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts &
  Equipment)                                      261,000        4,924,751
--------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)     318,000        5,013,176
--------------------------------------------------------------------------
THK CO., Ltd. (Industrial Machinery)(b)           202,900        3,920,285
--------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)        205,100        7,851,339
--------------------------------------------------------------------------
USS Co., Ltd. (Specialty Stores)                   34,400        2,904,543
==========================================================================
                                                                72,799,235
==========================================================================

LUXEMBOURG-0.22%

Quilmes Industrial S.A.-ADR (Brewers)(c)          107,500        1,960,800
==========================================================================

MEXICO-2.35%

Alfa, S.A.-Class A (Industrial Conglomerates)   1,791,100        5,872,279
--------------------------------------------------------------------------
Americal Movil S.A. de C.V.-ADR Series L
  (Wireless Telecommunication Services)           227,200        7,679,360
--------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring
  12/21/04 (Construction Materials)(f)              1,111            4,055
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                2,478,400        7,207,365
==========================================================================
                                                                20,763,059
==========================================================================

NETHERLANDS-0.48%

Koninklijke Numico N.V.-Dutch Ctfs. (Packaged
  Foods & Meats)(a)(b)(c)                         155,000        4,260,094
==========================================================================

NORWAY-0.89%

Telenor A.S.A. (Integrated Telecommunication
  Services)(a)(b)                               1,209,300        7,883,085
==========================================================================

RUSSIA-1.79%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(b)(c)                                 176,290       15,823,790
==========================================================================

SINGAPORE-0.44%

Venture Corp. Ltd. (Electronic Manufacturing
  Services)                                       345,000        3,871,622
==========================================================================

SOUTH AFRICA-0.97%

Standard Bank Group Ltd. (Diversified Banks)      800,000        4,589,498
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(a)                  364,700        3,931,473
==========================================================================
                                                                 8,520,971
==========================================================================

SOUTH KOREA-1.99%

Hana Bank (Diversified Banks)                     244,100        5,273,733
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                         25,800       12,247,496
==========================================================================
                                                                17,521,229
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

SPAIN-1.37%

Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)(b)                                456,572   $    5,443,930
--------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                                 167,600        6,658,979
==========================================================================
                                                                12,102,909
==========================================================================

SWEDEN-1.90%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                 370,000        4,461,069
--------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health
  Insurance)(a)                                 1,053,200        4,080,212
--------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)                821,600        8,241,741
==========================================================================
                                                                16,783,022
==========================================================================

SWITZERLAND-4.23%

Baloise Holdings Ltd.-Class R (Multi-Line
  Insurance)(a)                                    92,000        3,709,809
--------------------------------------------------------------------------
Geberit A.G. (Building Products)(a)(b)             15,630        9,494,847
--------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Health Care
  Equipment)(a)(b)                                 50,100        6,775,858
--------------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)(a)(b)       31,100        5,569,925
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(b)                                147,600       11,772,065
==========================================================================
                                                                37,322,504
==========================================================================

TAIWAN-2.79%

MediaTek Inc. (Semiconductors)                    408,350        3,879,490
--------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                              1,002,900        3,937,420
--------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)       2,240,000        3,960,800
--------------------------------------------------------------------------
Siliconware Precision Industries Co.
  (Semiconductors)(c)                           5,311,000        4,647,742
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(c)                           4,741,579        8,170,971
==========================================================================
                                                                24,596,423
==========================================================================

THAILAND-0.80%

Kasikornbank PCL (Diversified Banks)(c)         2,744,000        3,322,946
--------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)    3,213,000        3,710,393
==========================================================================
                                                                 7,033,339
==========================================================================

UNITED KINGDOM-10.12%

Cattles PLC (Consumer Finance)(a)                 614,500        3,788,751
--------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)(c)         1,659,600       17,926,092
--------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              548,885        7,777,844
--------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(a)    2,440,750       11,910,803
--------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                    180,100        4,798,446
--------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody
  Banks)(a)                                       160,900        4,811,843
--------------------------------------------------------------------------
Marconi Corp. PLC (Communications
  Equipment)(a)(c)                                391,000        4,157,323
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Morrison (William) Supermarkets PLC (Food
  Retail)(a)                                    1,865,700   $    7,927,794
--------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)      885,275        9,062,167
--------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement
  Retail)(a)                                      539,740       13,746,870
--------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)            297,000        2,816,376
--------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial
  Services)(a)                                     50,375          545,362
==========================================================================
                                                                89,269,671
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $376,962,724)                            596,035,024
==========================================================================
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-28.45%

AEROSPACE & DEFENSE-0.49%

Rockwell Collins, Inc.                            135,000        4,353,750
==========================================================================

APPAREL RETAIL-1.40%

Aeropostale, Inc.(c)                              187,500        4,123,126
--------------------------------------------------------------------------
Chico's FAS, Inc.(b)(c)                            90,000        3,665,700
--------------------------------------------------------------------------
Foot Locker, Inc.                                 190,000        4,560,000
==========================================================================
                                                                12,348,826
==========================================================================

APPLICATION SOFTWARE-0.92%

Citrix Systems, Inc.(c)                           235,000        4,476,750
--------------------------------------------------------------------------
Siebel Systems, Inc.(c)                           350,000        3,598,000
==========================================================================
                                                                 8,074,750
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.16%

Investors Financial Services Corp.                125,000        4,858,750
--------------------------------------------------------------------------
Legg Mason, Inc.                                   58,800        5,413,128
==========================================================================
                                                                10,271,878
==========================================================================

AUTO PARTS & EQUIPMENT-0.81%

Autoliv, Inc.-SDR(a)                              169,760        7,154,391
==========================================================================

BIOTECHNOLOGY-0.53%

Invitrogen Corp.(c)                                65,000        4,694,950
==========================================================================

BROADCASTING & CABLE TV-0.38%

Univision Communications Inc.-Class A(c)           97,920        3,314,592
==========================================================================

CASINOS & GAMING-0.57%

GTECH Holdings Corp.                               82,000        4,995,440
==========================================================================

COMMUNICATIONS EQUIPMENT-1.32%

ADTRAN, Inc.                                       75,000        1,838,250
--------------------------------------------------------------------------
Avaya Inc.(c)                                     300,000        4,104,000
--------------------------------------------------------------------------
Comverse Technology, Inc.(b)(c)                   350,000        5,726,000
==========================================================================
                                                                11,668,250
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.49%

Electronics for Imaging, Inc.(c)                  170,000        4,314,600
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

DATA PROCESSING & OUTSOURCED SERVICES-0.81%

Alliance Data Systems Corp.(c)                     90,000   $    3,129,300
--------------------------------------------------------------------------
CheckFree Corp.(b)(c)                             133,000        3,995,320
==========================================================================
                                                                 7,124,620
==========================================================================

DEPARTMENT STORES-0.24%

Saks Inc.                                         150,000        2,160,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.10%

Apollo Group, Inc.-Class A(c)                      70,000        6,361,600
--------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(c)          75,000        3,327,750
==========================================================================
                                                                 9,689,350
==========================================================================

ENVIRONMENTAL SERVICES-0.54%

Stericycle, Inc.(b)(c)                            100,000        4,782,000
==========================================================================

HEALTH CARE DISTRIBUTORS-0.52%

Omnicare, Inc.                                    110,600        4,587,688
==========================================================================

HEALTH CARE EQUIPMENT-2.34%

Bard (C.R.), Inc.                                  32,700        3,475,029
--------------------------------------------------------------------------
ResMed Inc.(b)(c)                                  95,000        4,681,600
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)(c)                 90,000        7,725,600
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                           60,000        4,791,000
==========================================================================
                                                                20,673,229
==========================================================================

HEALTH CARE SERVICES-1.20%

Caremark Rx, Inc.(c)                              170,000        5,754,500
--------------------------------------------------------------------------
DaVita, Inc.(c)                                    95,000        4,854,500
==========================================================================
                                                                10,609,000
==========================================================================

HEALTH CARE SUPPLIES-1.00%

Fisher Scientific International Inc.(b)(c)        150,000        8,782,500
==========================================================================

INDUSTRIAL MACHINERY-1.38%

Danaher Corp.                                      80,000        7,401,600
--------------------------------------------------------------------------
Eaton Corp.                                        80,000        4,750,400
==========================================================================
                                                                12,152,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-0.46%

Lehman Brothers Holdings Inc.                      55,800        4,095,720
==========================================================================

MULTI-LINE INSURANCE-0.42%

HCC Insurance Holdings, Inc.                      115,000        3,682,300
==========================================================================

PERSONAL PRODUCTS-0.66%

Estee Lauder Cos. Inc. (The)-Class A              128,100        5,855,451
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

PHARMACEUTICALS-1.73%

Eon Labs, Inc.(b)(c)                               80,000   $    5,260,000
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)           115,000        4,935,800
--------------------------------------------------------------------------
Sepracor Inc.(b)(c)                               105,000        5,020,050
==========================================================================
                                                                15,215,850
==========================================================================

PUBLISHING-0.64%

Getty Images, Inc.(b)(c)                          103,500        5,651,100
==========================================================================

REGIONAL BANKS-0.50%

Bank of Hawaii Corp.                              100,000        4,372,000
==========================================================================

RESTAURANTS-1.65%

Starbucks Corp.(b)(c)                             125,000        4,857,500
--------------------------------------------------------------------------
Wendy's International, Inc.                       125,000        4,875,000
--------------------------------------------------------------------------
Yum! Brands, Inc.(b)(c)                           125,000        4,848,750
==========================================================================
                                                                14,581,250
==========================================================================

SEMICONDUCTORS-1.53%

Fairchild Semiconductor International,
  Inc.(c)                                         180,000        3,504,600
--------------------------------------------------------------------------
Microchip Technology Inc.                         355,270        9,954,666
==========================================================================
                                                                13,459,266
==========================================================================

SPECIALIZED FINANCE-0.53%

Chicago Mercantile Exchange (The)(b)               40,000        4,692,000
==========================================================================

SPECIALTY STORES-0.55%

Williams-Sonoma, Inc.(c)                          150,000        4,872,000
==========================================================================

SYSTEMS SOFTWARE-0.90%

BMC Software, Inc.(c)                             200,000        3,460,000
--------------------------------------------------------------------------
Network Associates, Inc.(b)(c)                    285,000        4,468,800
==========================================================================
                                                                 7,928,800
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

TECHNOLOGY DISTRIBUTORS-0.96%

CDW Corp.(b)                                      135,000   $    8,436,150
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.72%

Fastenal Co.(b)                                   115,000        6,310,050
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $208,955,084)                     250,903,751
==========================================================================

MONEY MARKET FUNDS-2.26%

Liquid Assets Portfolio-Institutional
  Class(g)                                      9,959,109        9,959,109
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)     9,959,109        9,959,109
==========================================================================
    Total Money Market Funds (Cost
      $19,918,218)                                              19,918,218
==========================================================================
TOTAL INVESTMENTS-98.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $605,836,026)                  866,856,993
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-16.12%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  71,102,083   $   71,102,083
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  71,102,083       71,102,083
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $142,204,166)                                      142,204,166
==========================================================================
TOTAL INVESTMENTS-114.40% (Cost $748,040,192)                1,009,061,159
==========================================================================
OTHER ASSETS LESS LIABILITIES-(14.40%)                        (126,983,786)
==========================================================================
NET ASSETS-100.00%                                          $  882,077,373
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
SDR    - Swedish Depositary Receipt
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $332,456,133 which represented 32.95% of the Fund's total investments. See Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 04/30/04 was $32,938,140 which represented 3.73% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security considered to be illiquid. The aggregate market value of this security considered illiquid at 04/30/04 represented 0.80% of the Fund's net assets.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $585,917,808)*                              $  846,938,775
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $162,122,384)                            162,122,384
============================================================
    Total investments (cost $748,040,192)      1,009,061,159
============================================================
Foreign currencies, at value (cost
  $14,067,442)                                    14,143,144
------------------------------------------------------------
Receivables for:
  Investments sold                                11,764,985
------------------------------------------------------------
  Fund shares sold                                   245,323
------------------------------------------------------------
  Dividends                                        1,390,144
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    85,273
------------------------------------------------------------
Other assets                                         196,438
============================================================
    Total assets                               1,036,886,466
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,284,647
------------------------------------------------------------
  Fund shares reacquired                           1,516,820
------------------------------------------------------------
  Deferred compensation and retirement plans         152,871
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       142,204,166
------------------------------------------------------------
Accrued distribution fees                            517,140
------------------------------------------------------------
Accrued trustees' fees                                 1,213
------------------------------------------------------------
Accrued transfer agent fees                          703,027
------------------------------------------------------------
Accrued operating expenses                           429,209
============================================================
    Total liabilities                            154,809,093
============================================================
Net assets applicable to shares outstanding   $  882,077,373
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  828,636,274
------------------------------------------------------------
Undistributed net investment income (loss)        (4,744,843)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (202,945,849)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              261,131,791
============================================================
                                              $  882,077,373
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  519,248,783
____________________________________________________________
============================================================
Class B                                       $  341,441,871
____________________________________________________________
============================================================
Class C                                       $   21,386,719
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           32,425,485
____________________________________________________________
============================================================
Class B                                           22,689,571
____________________________________________________________
============================================================
Class C                                            1,420,658
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        16.01
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.01 divided by
      95.25%)                                 $        16.81
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        15.05
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        15.05
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $136,217,625 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $392,746)        $  5,174,077
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                      210,670
--------------------------------------------------------------------------
Interest                                                             5,118
==========================================================================
    Total investment income                                      5,389,865
==========================================================================

EXPENSES:

Advisory fees                                                    4,058,382
--------------------------------------------------------------------------
Administrative services fees                                       113,660
--------------------------------------------------------------------------
Custodian fees                                                     398,458
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,258,364
--------------------------------------------------------------------------
  Class B                                                        1,885,256
--------------------------------------------------------------------------
  Class C                                                          107,330
--------------------------------------------------------------------------
Transfer agent fees                                              1,792,350
--------------------------------------------------------------------------
Trustees' fees                                                      11,600
--------------------------------------------------------------------------
Other                                                              377,928
==========================================================================
    Total expenses                                              10,003,328
==========================================================================
Less: Fees waived and expense offset arrangements                   (8,830)
==========================================================================
    Net expenses                                                 9,994,498
==========================================================================
Net investment income (loss)                                    (4,604,633)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         68,442,649
--------------------------------------------------------------------------
  Foreign currencies                                              (153,792)
==========================================================================
                                                                68,288,857
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $112,893--Note 1F)              38,089,238
--------------------------------------------------------------------------
  Foreign currencies                                               106,987
==========================================================================
                                                                38,196,225
==========================================================================
Net gain from investment securities and foreign currencies     106,485,082
==========================================================================
Net increase in net assets resulting from operations          $101,880,449
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2004            2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (4,604,633)   $  (9,672,167)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            68,288,857       27,837,740
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           38,196,225      193,235,338
===========================================================================================
    Net increase in net assets resulting from operations       101,880,449      211,400,911
===========================================================================================
Share transactions-net:
  Class A                                                       (2,096,028)     (55,232,478)
-------------------------------------------------------------------------------------------
  Class B                                                      (76,616,787)    (104,788,041)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,125,117)      (3,906,281)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (79,837,932)    (163,926,800)
===========================================================================================
    Net increase in net assets                                  22,042,517       47,474,111
===========================================================================================

NET ASSETS:

  Beginning of period                                          860,034,856      812,560,745
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,744,843) and $(140,210) for 2004
    and 2003, respectively)                                   $882,077,373    $ 860,034,856
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. to a new series portfolio of the Trust.

    The Fund's investment objective is above-average long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2004, AIM waived fees of $1,959.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $113,660 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $804,678 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $1,258,364, $1,885,256 and $107,330, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $45,718 in front-end sales commissions for the sale of Class A shares and $501, $5,322 and $197 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                    MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                  10/31/03          AT COST         FROM SALES      (DEPRECIATION)      04/30/04        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $ 13,178,755     $ 81,196,998     $ (84,416,644)        $   --        $  9,959,109     $ 43,482       $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class               13,178,755       81,196,998       (84,416,644)            --           9,959,109       44,782           --
===================================================================================================================================
    Subtotal        $ 26,357,510     $162,393,996     $(168,833,288)        $   --        $ 19,918,218     $ 88,264       $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                    MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                  10/31/03          AT COST         FROM SALES      (DEPRECIATION)      04/30/04        INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $ 67,998,953     $119,074,812     $(115,971,682)        $   --        $ 71,102,083     $ 62,104       $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class               67,998,954      117,485,584      (114,382,455)            --          71,102,083       60,302           --
===================================================================================================================================
    Subtotal        $135,997,907     $236,560,396     $(230,354,137)        $   --        $142,204,166     $122,406       $   --
===================================================================================================================================
    Total           $162,355,417     $398,954,392     $(399,187,425)        $   --        $162,122,384     $210,670       $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $630,170.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $6,871 under expense an offset arrangement, which resulted in a reduction of the Fund's total expenses of $6,871.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $136,217,625 were on loan to brokers. The loans were secured by cash collateral of $142,204,166 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $122,406 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                            $112,245,103
---------------------------------------------------------
October 31, 2010                             157,204,112
=========================================================
Total capital loss carryforward             $269,449,215
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $329,941,570 and $410,733,267, respectively.

                UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $272,052,192
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (12,317,373)
==========================================================================
Net unrealized appreciation of investment securities          $259,734,819
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $749,326,340.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2004                OCTOBER 31, 2003
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,413,138    $ 52,268,716     68,284,222    $ 794,508,847
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        460,686       6,867,814      1,029,386       11,457,035
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        132,032       1,969,181      2,302,210       25,526,168
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      2,630,793      42,409,569      2,977,413       35,471,200
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,797,216)    (42,409,569)    (3,153,173)     (35,471,200)
========================================================================================================================
Reacquired*:
  Class A                                                     (6,247,430)    (96,774,313)   (75,474,194)    (885,212,525)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,782,813)    (41,075,032)    (7,319,506)     (80,773,876)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (209,184)     (3,094,298)    (2,636,776)     (29,432,449)
========================================================================================================================
                                                              (5,399,994)   $(79,837,932)   (13,990,418)   $(163,926,800)
________________________________________________________________________________________________________________________
========================================================================================================================

* Amount is net of redemption fees of $1,126, $844 and $48 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                        ---------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                  YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ----------------------------------------------------------------------
                                           2004            2003           2002           2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  14.28        $  11.00       $  12.58       $  25.87       $    21.95       $  15.87
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.06)(a)       (0.13)         (0.15)(a)      (0.13)           (0.28)(a)      (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.79            3.41          (1.43)         (8.42)            5.56           6.25
===============================================================================================================================
    Total from investment operations         1.73            3.28          (1.58)         (8.55)            5.28           6.08
===============================================================================================================================
Less distributions from net realized
  gains                                        --              --             --          (4.74)           (1.36)            --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                        0.00              --             --             --               --             --
===============================================================================================================================
Net asset value, end of period           $  16.01        $  14.28       $  11.00       $  12.58       $    25.87       $  21.95
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                             12.11%          29.82%        (12.56)%       (38.87)%          24.27%         38.31%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $519,249        $465,855       $405,360       $563,828       $1,103,740       $852,198
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets                                     2.00%(c)        2.10%(d)       2.00%          1.87%            1.65%          1.80%
===============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.80)%(c)      (0.97)%        (1.19)%        (0.75)%          (0.96)%        (0.95)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                     38%             64%            73%            87%              62%            60%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $506,111,235.
(d) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 2.11%.
(e)  Not annualized for periods less than one year.

                                                                                CLASS B
                                        ---------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                  YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ----------------------------------------------------------------------
                                           2004            2003           2002           2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  13.45        $  10.42       $  11.97       $  24.98       $    21.35       $  15.52
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.10)(a)       (0.19)         (0.20)(a)      (0.21)           (0.42)(a)      (0.27)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.70            3.22          (1.35)         (8.06)            5.41           6.10
===============================================================================================================================
    Total from investment operations         1.60            3.03          (1.55)         (8.27)            4.99           5.83
===============================================================================================================================
Less distributions from net realized
  gains                                        --              --             --          (4.74)           (1.36)            --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                        0.00              --             --             --               --             --
===============================================================================================================================
Net asset value, end of period           $  15.05        $  13.45       $  10.42       $  11.97       $    24.98       $  21.35
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                             11.90%          29.08%        (12.95)%       (39.19)%          23.56%         37.56%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $341,442        $374,027       $388,101       $583,933       $1,158,979       $926,972
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets                                     2.50%(c)        2.60%(d)       2.51%          2.39%            2.19%          2.37%
===============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.30)%(c)      (1.47)%        (1.70)%        (1.27)%          (1.50)%        (1.52)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                     38%             64%            73%            87%              62%            60%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $379,122,882.
(d) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 2.61%.
(e)  Not annualized for periods less than one year.

                                                                             CLASS C
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                               YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ----------------------------------------------------------------
                                           2004           2003          2002          2001           2000          1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 13.46         $ 10.42       $ 11.98       $ 24.99       $  21.35       $ 15.52
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)(a)       (0.19)        (0.20)(a)     (0.21)         (0.42)(a)     (0.27)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.69            3.23         (1.36)        (8.06)          5.42          6.10
=========================================================================================================================
    Total from investment operations        1.59            3.04         (1.56)        (8.27)          5.00          5.83
=========================================================================================================================
Less distributions from net realized
  gains                                       --              --            --         (4.74)         (1.36)           --
=========================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00              --            --            --             --            --
=========================================================================================================================
Net asset value, end of period           $ 15.05         $ 13.46       $ 10.42       $ 11.98       $  24.99       $ 21.35
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                            11.81%          29.17%       (13.02)%      (39.17)%        23.61%        37.56%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $21,387         $20,153       $19,099       $28,260       $ 50,908       $16,325
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net
  assets                                    2.50%(c)        2.60%(d)      2.51%         2.39%          2.19%         2.37%
=========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.30)%(c)      (1.47)%       (1.70)%       (1.28)%        (1.50)%       (1.52)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                    38%             64%           73%           87%            62%           60%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,583,897.
(d) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 2.61%.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the

Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $44,083 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale.

Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Global Aggressive Growth Fund ("Fund"), a portfolio of AIM International Mutual Funds, a Delaware statutory trust (formerly AIM International Funds, Inc., a Maryland corporation), ("Company"), was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003, November 4, 2003, November 11, 2003, November 17, 2003 and reconvened on November 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/ MATTER                                VOTES FOR        AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  162,211,196       3,444,279
      Frank S. Bayley..............................  162,236,962       3,418,513
      James T. Bunch...............................  162,287,588       3,367,887
      Bruce L. Crockett............................  162,276,496       3,378,979
      Albert R. Dowden.............................  162,251,386       3,404,089
      Edward K. Dunn, Jr. .........................  162,221,226       3,434,249
      Jack M. Fields...............................  162,278,318       3,377,157
      Carl Frischling..............................  162,182,906       3,472,569
      Robert H. Graham.............................  162,243,892       3,411,583
      Gerald J. Lewis..............................  162,147,868       3,507,607
      Prema Mathai-Davis...........................  162,219,866       3,435,609
      Lewis F. Pennock.............................  162,263,207       3,392,268
      Ruth H. Quigley..............................  162,163,064       3,492,411
      Louis S. Sklar...............................  162,243,759       3,411,716
      Larry Soll, Ph.D. ...........................  162,236,226       3,419,249
      Mark H. Williamson...........................  162,238,962       3,416,513

                                                                       VOTES         WITHHELD/
      MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
-----------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  76,302,938      2,822,366      86,530,171**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

                                                                       VOTES         WITHHELD/
      MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
-----------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  84,066,011      2,989,031      83,338,957**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

                                                                       VOTES         WITHHELD/
      MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
-----------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  95,512,525      3,144,748      78,504,573**

The Special Meeting of Shareholders of the Company was reconvened on November 11, 2003. The following matter was then considered:

                                                                        VOTES         WITHHELD/
      MATTER                                          VOTES FOR        AGAINST       ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  109,217,698      3,531,752      71,913,039**

The Special Meeting of Shareholders of the Company was reconvened on November 17, 2003. The following matter was then considered:

                                                                        VOTES         WITHHELD/
      MATTER                                          VOTES FOR        AGAINST       ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  116,710,545      3,761,148      69,451,190**

The Special Meeting of Shareholders of the Company was reconvened on November 21, 2003. The following matter was then considered:

                                                                        VOTES         WITHHELD/
      MATTER                                          VOTES FOR        AGAINST       ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  137,239,949      4,617,039      51,798,672**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                         OFFICE OF THE FUND
Bob R. Baker               Robert H. Graham                 11 Greenway Plaza
Frank S. Bayley            Chairman and President           Suite 100
James T. Bunch                                              Houston, TX 77046-1173
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President         INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                  11 Greenway Plaza
Carl Frischling            Senior Vice President,           Suite 100
Robert H. Graham            Secretary and Chief Legal       Houston, TX 77046-1173
Gerald J. Lewis             Officer
Prema Mathai-Davis                                          TRANSFER AGENT
Lewis F. Pennock           Robert G. Alley                  AIM Investment Services, Inc.
Ruth H. Quigley            Vice President                   P.O. Box 4739
Louis S. Sklar                                              Houston, TX 77210-4739
Larry Soll, Ph.D.          Stuart W. Coco
Mark H. Williamson         Vice President                   CUSTODIAN
                                                            State Street Bank and Trust Company
                           Melville B. Cox                  225 Franklin Street
                           Vice President                   Boston, MA 02110-2801

                           Sidney M. Dilgren                COUNSEL TO THE FUND
                           Vice President and Treasurer     Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                           Karen Dunn Kelley                1735 Market Street
                           Vice President                   Philadelphia, PA 19103-7599

                           Edgar M. Larsen                  COUNSEL TO THE TRUSTEES
                           Vice President                   Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022-3852

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                          SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund               AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Dynamics Fund                        FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Mid-Cap Growth Fund                  PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO Small Company Growth Fund            THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by

A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com                     GLA-SAR-1

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
---------------------------------------------------------------------------------------
Mutual   Retirement  Annuities  College  Separately   Offshore  Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products               Savings  Managed      Products  Investments  Management                    --Servicemark--
                                Plans    Accounts
---------------------------------------------------------------------------------------

                                                          AIM GLOBAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                               --Servicemark--

===================================================================================================================================
AIM GLOBAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
===================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged MSCI Japan Index is a         OTHER INFORMATION
o Effective 9/30/03, Class B shares are      market-value-weighted average of the          o The returns shown in the Management's
not available as an investment for           performance of more than 300 securities       Discussion of Fund Performance are based
retirement plans maintained pursuant to      on the Japanese stock exchanges tracked       on net asset values calculated for
Section 401 of the Internal Revenue          by Morgan Stanley Capital International.      shareholder transactions. Generally
Code, including 401(k) plans, money                                                        accepted accounting principles require
purchase pension plans and profit            o The unmanaged Standard & Poor's             adjustments to be made to the net assets
sharing plans. Plans that have existing      Composite Index of 500 Stocks (the S&P        of the fund at period end for financial
accounts invested in Class B shares will     500 --Registered Trademark-- Index) is        reporting purposes, and as such, the net
continue to be allowed to make               an index of common stocks frequently          asset value for shareholder transactions
additional purchases.                        used as a general measure of U.S. stock       and the returns based on those net asset
                                             market performance.                           values may differ from the net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   values and returns reported in the
o International investing presents           o The unmanaged MSCI Europe, Australasia      Financial Highlights.
certain risks not associated with            and the Far East Index (the EAFE
investing solely in the United States.       --Registered Trademark-- ) is a group of      o Bloomberg, Inc. is a well-known
These include risks relating to              foreign securities tracked by Morgan          independent financial research and
fluctuations in the value of the U.S.        Stanley Capital International.                reporting firm.
dollar relative to the values of other
currencies, the custody arrangements         o The unmanaged Lipper Global Fund Index      o Industry classifications used in this
made for the fund's foreign holdings,        represents an average of the performance      report are generally according to the
differences in accounting, political         of global funds tracked by Lipper, Inc.,      Global Industry Classification Standard,
risks and the lesser degree of public        an independent mutual fund performance        which was developed by and is the
information required to be provided by       monitor.                                      exclusive property and a service mark of
non-U.S. companies.                                                                        Morgan Stanley Capital International
                                             o A direct investment cannot be made in       Inc. and Standard & Poor's.
ABOUT INDEXES USED IN THIS REPORT            an index. Unless otherwise indicated,
o The unmanaged MSCI World Growth Index      index results include reinvested              A description of the policies and
is a subset of the MSCI World Index, a       dividends, and they do not reflect sales      procedures that the Fund uses to
group of global securities tracked by        charges. Performance of an index of           determine how to vote proxies relating
Morgan Stanley Capital International;        funds reflects fund expenses;                 to portfolio securities is available
the Growth subset measures performance       performance of a market index does not.       without charge, upon request, by calling
of companies with higher price/earnings                                                    800-959-4246, or on the AIM Web site,
ratios and higher forecasted growth          o The fund is not managed to track the        AIMinvestments.com.
values.                                      performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the
                                             fund may deviate significantly from the
                                             performance of the indexes.

=====================================================                                      THIS REPORT MUST BE ACCOMPANIED OR
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      PRECEDED BY A CURRENTLY EFFECTIVE FUND
=====================================================                                      PROSPECTUS, WHICH CONTAINS MORE COMPLETE
                                                                                           INFORMATION, INCLUDING SALES CHARGES AND
                                                                                           EXPENSES. READ IT CAREFULLY BEFORE YOU
                                                                                           INVEST.


AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF FUNDS --Registered Trademark-- :

[PHOTO OF           For most of the six-month period covered by this report,
ROBERT H.           major stock market indexes delivered positive performance as
GRAHAM]             economies strengthened both here and abroad. In the United
                    States, gross domestic product steadily improved, while
ROBERT H. GRAHAM    overseas, economic recovery took hold, especially in Asia.
                    In March and April, however, markets lagged as concerns arose about geopolitical events and the possibility that the U.S. Federal Reserve may raise interest rates.

                        Additionally, what's known as a sector rotation took
                    place. During much of 2003, the information technology sector was the favorite of U.S. and foreign investors. The sector's performance turned negative early in 2004, however, as investors switched to more defensive sectors they tend to favor when conditions seem uncertain. For the last month of the reporting period, only three sectors of the 10 in the S&P 500 Index produced positive returns, including health care and consumer staples. The third positive sector was energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING

A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations. Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES

For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the mutual fund industry, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for general investing information, performance updates on our funds, and market and economic commentary from our financial experts.

    For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

    As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
------------------------
Robert H. Graham
Chairman and President
May 26, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


FUND PERFORMANCE DRIVEN BY STRONG RETURNS ACROSS ALL SECTORS

For the six-month reporting period ended     since late 1999. Amid this environment,       increased dramatically and deflationary
April 30, 2004, AIM Global Growth Fund       stock markets worldwide rallied during        pressures eased. Amid growing economic
Class A shares returned 7.38% at net         much of the reporting period with             optimism, Japanese stocks--represented
asset value (had the effects of the          international equity markets,                 by the MSCI Japan Index--returned 12.85%
front-end sales charges been included,       represented by the MSCI EAFE Index,           for the reporting period.
the return would have been lower).           outperforming the S&P 500
Returns for other share classes are          Index--considered representative of               In the euro zone, economic
shown in the table on page 3. For the        U.S. stocks--by more than six                 conditions also improved, albeit at a
same period, the fund outperformed the       percentage points.                            slower pace than in many other regions.
MSCI World Growth Index which returned                                                     Euro zone manufacturing production
5.99%. The fund's higher return is due           Late in the reporting period,             increased late in 2003 and retail sales
to strong stock selection as most            however, both domestic and foreign            rose in January following declines in
sectors of the fund outperformed those       markets declined amid the March 11            the final two months of 2003.
in the index.                                terrorist attacks in Madrid, the Chinese
                                             government's efforts to slow its
    The fund underperformed the MSCI         economy, rising oil prices and the                      ... the fund posted
World Index and Lipper Global Fund           possibility of future interest rate                    higher returns for all
Index, which returned 8.43% and 9.24%,       hikes. Market and economic conditions,                   sectors, with the
respectively. During the reporting           however, varied significantly by region.              exception of financials,
period, value stocks generally                                                                        than its benchmark
outperformed growth stocks. As the fund          In the United States, GDP, the                     index, the MSCI World
invests primarily in growth stocks, but      broadest measure of economic activity,                     Growth Index.
the MSCI World Index and Lipper Global       expanded at an annualized rate of 4.1%
Fund Index include value stocks, the         in the fourth quarter of 2003 and 4.4%
fund lagged the returns of these             in the first quarter of 2004. Corporate           Monetary policy remained
indexes.                                     earnings also improved. According to          accommodative in many countries
                                             Bloomberg, 410 companies in the S&P 500       including those in the euro zone, where
MARKET CONDITIONS                            Index had reported earnings for the           short-term rates were unchanged at 2%,
                                             first quarter of 2004 as of April 30,         and in the United States, where the
The International Monetary Fund (IMF)        2004. A total of 75.6% of those               federal funds target rate remained at
recently reported that annualized global     companies reported earnings that              1.00%. The Bank of Canada reduced rates
gross domestic product (GDP) for the         exceeded analysts' expectations.              three times--reversing a series of rate
second half of 2003 averaged around                                                        hikes in early 2003--leaving its
6%--its highest rate                             In Asia, the Japanese economy began       benchmark rate
                                             to show signs of recovery as export
                                             growth

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*
 1. Teva Pharmaceutical Industries Ltd.-ADR (Israel)  2.5%               1. Electronic Equipment Manufacturers       6.6%
 2. Hoya Corp. (Japan)                                1.9                2. Diversified Banks                        5.7
 3. Nitto Denko Corp. (Japan)                         1.8                3. Pharmaceuticals                          5.5
 4. Samsung Electronics Co., Ltd. (South Korea)       1.8                4. Integrated Oil & Gas                     5.0
 5. Imperial Tobacco Group PLC (United Kingdom)       1.7                5. Systems Software                         3.9
 6. Eni S.p.A. (Italy)                                1.6                6. Wireless Telecommunications Services     3.1
 7. Vodafone Group PLC (United Kingdom)               1.6                7. Health Care Equipment                    3.1
 8. Pfizer Inc.                                       1.5                8. Household Products                       2.5
 9. UBS A.G. (Switzerland)                            1.5                9. Communications Equipment                 2.4
10. Canon Inc. (Japan)                                1.5               10. Semiconductors                           2.4

*Excludes money market fund holdings.
The fund's holdings are subject to
change, and there is no assurance that
the fund will continue to hold any
particular security.
===================================================================================================================================


at 2%. A monetary tightening cycle,          an additional boost to fund returns.                           KIRK L. ANDERSON
however, began in a few countries,           U.K. stocks proved to be the best                              Mr. Anderson is
notably in the United Kingdom and            European performers for the fund.                 [ANDERSON    co-manager of the AIM
Australia, where central banks raised        Indeed, economic activity has remained            PHOTO]       Global Growth Fund. He
interest rates during the reporting          strong in the United Kingdom, supported                        joined AIM in 1994.
period.                                      by renewed strength in the housing                             Mr. Anderson earned a
                                             market and resilient consumer spending.       B.A. in political science from Texas
YOUR FUND                                    Smith & Nephew, an orthopedic product         A&M University. He also received an
                                             producer, delivered impressive first          M.S. in finance from the University of
During the reporting period, fund            quarter 2004 results amid strong sales        Houston.
performance was driven by solid returns      growth.
across all sectors. In fact, the fund                                                                       MATTHEW W. DENNIS
posted higher returns for all sectors,           One of the best performing U.S.                            Mr. Dennis, Chartered
with the exception of financials, than       holdings was Apollo Group. This                   [DENNIS      Financial Analyst, is
its benchmark index, the MSCI World          education company provides programs for           PHOTO]       co-manager of AIM
Growth Index.                                working adults through its on-site                             Global Growth Fund. He
                                             University of Phoenix campuses and                             has been in the
    Health care and consumer staples         online program. As of February 29, 2004,      investment business since 1994. Mr.
stocks contributed the most to fund          consolidated enrollments for all Apollo       Dennis received a B.A. in economics
performance. This was due to a               Group institutions increased 29% from         from The University of Texas at Austin.
combination of strong fundamentals from      the previous year.                            He also earned an M.S. in finance from
our fund holdings in these sectors as                                                      Texas A&M University.
well as the market's rotation into more          A U.S. stock that detracted from
defensive sectors. As noted above, the       fund performance was VERITAS Software.                         BARRETT K. SIDES
financial sector was the only sector in      Despite what we believe are strong                             Mr. Sides is
which the fund did not outperform its        fundamentals, VERITAS Software declined           [SIDES       co-manager of AIM
index. Despite solid fundamentals in our     during the reporting period as the                PHOTO]       Global Growth Fund. He
financial holdings, many of our bank         company's conservative outlook                                 joined AIM in 1990.
holdings declined amid fears of rising       disappointed investors.                                        Mr. Sides graduated
interest rates.                                                                            with a B.S. in economics from Bucknell
                                             IN CLOSING                                    University. He also received a master's
    On a regional basis, the fund's                                                        in international business from the
overweight exposure to European equities     Given several challenging years in the        University of St. Thomas.
proved positive for the fund as many of      market, we are pleased to report
the fund's European holdings performed       widespread global economic recovery and       Assisted by Large Cap Growth Team,
well over the period.                        to provide shareholders with positive         Asia/Latin America Team and
                                             returns for the reporting period.             Europe/Canada Team
    Also, European currencies such as
the euro and British pound appreciated             See important fund and index
against the dollar during the reporting          disclosures inside front cover.
period, providing

===================================================================================================================================
TOP 10 COUNTRIES*                            FUND VS. INDEXES
 1. United States          36.6%
 2. United Kingdom         11.5              TOTAL RETURNS, 10/31/03-4/30/04, EXCLUDING APPLICABLE FRONT-END OR CONTINGENT
 3. Japan                  11.3              DEFERRED SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.
 4. France                  6.8
 5. Switzerland             5.4              CLASS A SHARES                                                             7.38%
 6. Canada                  2.9
 7. Sweden                  2.8              CLASS B SHARES                                                             7.05
 8. Italy                   2.6
 9. Israel                  2.5              CLASS C SHARES                                                             7.12
10. South Korea             1.8
                                             MSCI WORLD INDEX (BROAD MARKET INDEX)                                      8.43

                                             MSCI WORLD GROWTH INDEX (STYLE-SPECIFIC INDEX)                             5.99

                                             LIPPER GLOBAL FUND INDEX (PEER GROUP INDEX)                                9.24

                                             SOURCE: LIPPER, INC.

                                             TOTAL NUMBER OF HOLDINGS*                                                   112

                                             TOTAL NET ASSETS                                                 $520.9 MILLION
===================================================================================================================================

                                                                                           [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


==================================================================================================================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  Class A share performance reflects
As of 4/30/04, including applicable          As of 3/31/04, including applicable           the maximum 4.75% sales charge, and
sales charges                                sales charges                                 Class B and Class C share performance
CLASS A SHARES                               CLASS A SHARES                                reflects the applicable contingent
Inception (9/15/94)         5.83%            Inception (9/15/94)         6.05%             deferred sales charge (CDSC) for the
5 Years                    -4.85             5 Years                    -4.34              period involved. The CDSC on Class B
1 Year                     20.65             1 Year                     29.48              shares declines from 5% beginning at the
                                                                                           time of purchase to 0% at the beginning
CLASS B SHARES                               CLASS B SHARES                                of the seventh year. The CDSC on Class C
Inception (9/15/94)         5.90%            Inception (9/15/94)         6.11%             shares is 1% for the first year after
5 Years                    -4.78             5 Years                    -4.27              purchase. The performance of the fund's
1 Year                     20.98             1 Year                     30.38              share classes will differ due to
                                                                                           different sales charge structures and
CLASS C SHARES                               CLASS C SHARES                                class expenses.
Inception (8/4/97)         -0.39%            Inception (8/4/97)         -0.17%
5 Years                    -4.41             5 Years                    -3.90                  A redemption fee of 2% will be
1 Year                     24.95             1 Year                     34.26              imposed on certain redemptions or
                                                                                           exchanges out of the fund within 30 days
                                             The performance data quoted represent         of purchase. Exceptions to the
                                             past performance and cannot guarantee         redemption fee are listed in the fund's
                                             comparable future results; current            prospectus.
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value         [ARROW
                                             will fluctuate so that you may have a         BUTTON        For More Information Visit
                                             gain or loss when you sell shares.            IMAGE]            AIMinvestments.com

==================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-60.73%

AUSTRALIA-1.37%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                          477,400   $  3,955,976
-------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance) (Acquired 02/26/04; Cost
  $1,432,795)(a)                                   544,000      1,473,798
-------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(b)                                    202,000      1,700,141
=========================================================================
                                                                7,129,915
=========================================================================

BERMUDA-1.53%

Ingersoll-Rand Co.-Class A (Industrial
  Machinery)                                        62,000      4,002,100
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(c)                                      90,000      3,992,400
=========================================================================
                                                                7,994,500
=========================================================================

BRAZIL-1.17%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        150,100      2,815,876
-------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                           114,100      3,297,490
=========================================================================
                                                                6,113,366
=========================================================================

CANADA-2.93%

Manulife Financial Corp. (Life & Health
  Insurance)(b)                                    179,100      6,621,823
-------------------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)(c)                                    524,600      1,985,107
-------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
  Financial Services)                               67,200      2,658,015
-------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)(b)      168,100      4,007,779
=========================================================================
                                                               15,272,724
=========================================================================

DENMARK-0.27%

Danske Bank A.S. (Diversified Banks)(d)             61,900      1,383,509
=========================================================================

FRANCE-6.84%

BNP Paribas S.A. (Diversified Banks)(b)(d)          60,210      3,584,402
-------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(b)(d)                                   47,600      1,613,707
-------------------------------------------------------------------------
Credit Agricole S.A. (Diversified
  Banks)(b)(d)                                      96,900      2,375,440
-------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers &
  Vintners)(b)(d)                                   42,470      5,337,471
-------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)(d)       74,960      5,553,517
-------------------------------------------------------------------------
Societe Generale (Diversified Banks)(b)(c)(d)       54,670      4,519,846
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
FRANCE-(CONTINUED)

Total S.A. (Integrated Oil & Gas)(d)                41,859   $  7,698,898
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(b)(d)       50,980      4,938,376
=========================================================================
                                                               35,621,657
=========================================================================

GERMANY-0.47%

Metro A.G. (Hypermarkets & Super
  Centers)(b)(d)                                    55,600      2,445,700
=========================================================================

HONG KONG-0.95%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                        418,000      3,202,069
-------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                        203,000      1,743,763
=========================================================================
                                                                4,945,832
=========================================================================

INDIA-0.83%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)(b)                              53,500      4,331,895
=========================================================================

IRELAND-1.45%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(d)                                        203,300      3,315,187
-------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(c)(d)            28,470      4,243,329
=========================================================================
                                                                7,558,516
=========================================================================

ISRAEL-2.53%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(b)                             213,800     13,161,528
=========================================================================

ITALY-2.61%

Eni S.p.A. (Integrated Oil & Gas)(b)(d)            419,700      8,519,827
-------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable
  TV)(b)(d)                                        468,600      5,105,100
=========================================================================
                                                               13,624,927
=========================================================================

JAPAN-11.25%

Canon Inc. (Office Electronics)                    148,000      7,754,932
-------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment Manufacturers)(b)                       53,000      6,067,421
-------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)                                    89,400      9,660,054
-------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)                                            490      2,931,131
-------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)                                    31,300      7,506,335
-------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)            168,000      9,319,819
-------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               173,000      3,444,344
-------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                    22,100      2,530,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
JAPAN-(CONTINUED)

Toyota Motor Corp. (Automobile Manufacturers)      111,500   $  4,026,109
-------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)         139,600      5,343,964
=========================================================================
                                                               58,584,109
=========================================================================

MEXICO-1.11%

Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               42,500      1,852,575
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 1,350,600      3,927,641
=========================================================================
                                                                5,780,216
=========================================================================

NETHERLANDS-0.91%

Aegon N.V. (Life & Health Insurance)(b)(d)         180,600      2,333,893
-------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(d)                         90,100      2,418,654
=========================================================================
                                                                4,752,547
=========================================================================

NORWAY-0.63%

Telenor A.S.A. (Integrated Telecommunication
  Services)(b)(d)                                  504,200      3,286,737
=========================================================================

SINGAPORE-1.39%

DBS Group Holdings Ltd. (Diversified Banks)        317,000      2,663,396
-------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                 324,000      2,055,934
-------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(b)                                        314,000      2,527,497
=========================================================================
                                                                7,246,827
=========================================================================

SOUTH KOREA-1.76%

Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                          19,300      9,161,887
=========================================================================

SPAIN-1.03%

Banco Popular Espanol S.A. (Diversified
  Banks)(b)(d)                                      51,810      2,847,232
-------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(d)                   169,600      2,499,858
=========================================================================
                                                                5,347,090
=========================================================================

SWEDEN-2.83%

Assa Abloy A.B.-Class B (Building
  Products)(b)(d)                                  286,700      3,456,725
-------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health
  Insurance)(b)(d)                                 607,900      2,355,071
-------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(c)(d)               1,129,500      3,007,842
-------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(b)(c)(d)               173,200      5,913,808
=========================================================================
                                                               14,733,446
=========================================================================

SWITZERLAND-5.39%

Alcon, Inc. (Health Care Supplies)                  62,000      4,603,500
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
SWITZERLAND-(CONTINUED)

Nestle S.A. (Packaged Foods & Meats)(d)             10,200   $  2,574,680
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(d)             43,150      4,511,569
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(d)                                     75,750      6,041,558
-------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(b)(d)       109,830      7,782,430
-------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)(c)(d)                                  16,200      2,545,284
=========================================================================
                                                               28,059,021
=========================================================================

UNITED KINGDOM-11.48%

Aviva PLC (Multi-line Insurance)(d)                323,420      3,149,682
-------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(d)                  1,069,850      4,142,379
-------------------------------------------------------------------------
GUS PLC (Catalog Retail)(d)                        292,600      4,053,751
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(d)            391,800      8,668,608
-------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication
  Services)(c)(d)                                1,879,600      3,312,407
-------------------------------------------------------------------------
Next PLC (Department Stores)(d)                    242,500      5,982,049
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(d)      270,150      7,024,644
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(d)                                         70,700      2,117,383
-------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(d)       735,025      7,524,125
-------------------------------------------------------------------------
Tesco PLC (Food Retail)(d)                       1,242,669      5,473,026
-------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(d)                 3,449,330      8,364,310
=========================================================================
                                                               59,812,364
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $239,635,252)                           316,348,313
=========================================================================

DOMESTIC COMMON STOCKS-36.59%

APPAREL RETAIL-0.72%

Gap, Inc. (The)                                    170,000      3,741,700
=========================================================================

BIOTECHNOLOGY-0.87%

Genentech, Inc.(c)                                  37,000      4,543,600
=========================================================================

CASINOS & GAMING-0.70%

International Game Technology                       97,000      3,660,780
=========================================================================

COMMUNICATIONS EQUIPMENT-1.48%

Cisco Systems, Inc.(c)                             235,000      4,904,450
-------------------------------------------------------------------------
Motorola, Inc.                                     154,000      2,810,500
=========================================================================
                                                                7,714,950
=========================================================================

COMPUTER HARDWARE-0.87%

Dell Inc.(c)                                       130,000      4,512,300
=========================================================================

CONSUMER FINANCE-1.91%

Capital One Financial Corp.                         70,000      4,587,100
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

SLM Corp.                                          139,500   $  5,344,245
=========================================================================
                                                                9,931,345
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.00%

Apollo Group, Inc.-Class A(c)                       72,500      6,588,800
-------------------------------------------------------------------------
Cendant Corp.                                      163,000      3,859,840
=========================================================================
                                                               10,448,640
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.98%

Rockwell Automation, Inc.                          156,000      5,099,640
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.36%

Waters Corp.(c)                                     44,000      1,898,600
=========================================================================

FOOTWEAR-0.76%

NIKE, Inc.-Class B                                  55,000      3,957,250
=========================================================================

HEALTH CARE EQUIPMENT-3.06%

Boston Scientific Corp.(c)                         129,000      5,313,510
-------------------------------------------------------------------------
Guidant Corp.                                       92,600      5,834,726
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                            60,000      4,791,000
=========================================================================
                                                               15,939,236
=========================================================================

HOME IMPROVEMENT RETAIL-0.88%

Home Depot, Inc. (The)                             130,000      4,574,700
=========================================================================

HOUSEHOLD PRODUCTS-1.12%

Procter & Gamble Co. (The)                          55,000      5,816,250
=========================================================================

HOUSEWARES & SPECIALTIES-0.99%

Fortune Brands, Inc.                                67,500      5,146,875
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.86%

Wal-Mart Stores, Inc.                               79,000      4,503,000
=========================================================================

INDUSTRIAL CONGLOMERATES-1.84%

3M Co.                                              66,000      5,707,680
-------------------------------------------------------------------------
General Electric Co.                               130,000      3,893,500
=========================================================================
                                                                9,601,180
=========================================================================

INTEGRATED OIL & GAS-0.51%

Exxon Mobil Corp.                                   63,000      2,680,650
=========================================================================

INTERNET RETAIL-1.26%

eBay Inc.(c)                                        82,000      6,545,240
=========================================================================

INTERNET SOFTWARE & SERVICES-0.87%

Yahoo! Inc.(c)                                      90,000      4,541,400
=========================================================================

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

INVESTMENT BANKING & BROKERAGE-1.08%

Goldman Sachs Group, Inc. (The)                     58,000   $  5,611,500
=========================================================================

MANAGED HEALTH CARE-1.00%

UnitedHealth Group Inc.                             85,000      5,225,800
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.97%

Citigroup Inc.                                     105,500      5,073,495
=========================================================================

PERSONAL PRODUCTS-1.52%

Avon Products, Inc.                                 45,000      3,780,000
-------------------------------------------------------------------------
Gillette Co. (The)                                 101,000      4,132,920
=========================================================================
                                                                7,912,920
=========================================================================

PHARMACEUTICALS-2.07%

Allergan, Inc.                                      33,000      2,905,650
-------------------------------------------------------------------------
Pfizer Inc.                                        220,000      7,867,200
=========================================================================
                                                               10,772,850
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.08%

Allstate Corp. (The)                               122,500      5,622,750
=========================================================================

SEMICONDUCTORS-2.36%

Analog Devices, Inc.                               110,000      4,686,000
-------------------------------------------------------------------------
Linear Technology Corp.                             95,000      3,384,850
-------------------------------------------------------------------------
Microchip Technology Inc.                          150,000      4,203,000
=========================================================================
                                                               12,273,850
=========================================================================

SOFT DRINKS-0.54%

Coca-Cola Co. (The)                                 56,000      2,831,920
=========================================================================

SYSTEMS SOFTWARE-3.93%

Microsoft Corp.                                    240,000      6,232,800
-------------------------------------------------------------------------
Oracle Corp.(c)                                    350,000      3,927,000
-------------------------------------------------------------------------
Symantec Corp.(c)                                  119,000      5,360,950
-------------------------------------------------------------------------
VERITAS Software Corp.(c)                          185,000      4,933,950
=========================================================================
                                                               20,454,700
=========================================================================
    Total Domestic Common Stocks (Cost
      $152,248,314)                                           190,637,121
=========================================================================

MONEY MARKET FUNDS-1.53%

Liquid Assets Portfolio-Institutional
  Class(e)                                       3,978,179      3,978,179
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)      3,978,179      3,978,179
=========================================================================
    Total Money Market Funds (Cost
      $7,956,358)                                               7,956,358
=========================================================================
TOTAL INVESTMENTS-98.85% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $399,839,924)                 514,941,792
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.03%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                   73,090,886   $ 73,090,886
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $73,090,886)                                       73,090,886
=========================================================================
TOTAL INVESTMENTS-112.88% (Cost $472,930,810)                 588,032,678
=========================================================================
OTHER ASSETS LESS LIABILITIES-(12.88%)                        (67,104,489)
=========================================================================
NET ASSETS-100.00%                                           $520,928,189
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of the securities. The market value of this security at 04/30/04 was 0.28% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) Non-income producing security.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $172,022,014, which represented 29.25% of the Fund's total investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $391,883,566)*                               $ 506,985,434
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $81,047,244)                              81,047,244
============================================================
     Total investments (cost $472,930,810)       588,032,678
============================================================
Foreign currencies, at value (cost
  $4,071,850)                                      4,076,397
------------------------------------------------------------
Receivables for:
  Investments sold                                10,977,024
------------------------------------------------------------
  Fund shares sold                                   345,485
------------------------------------------------------------
  Dividends and interest                             989,922
------------------------------------------------------------
  Investment for deferred compensation and
     retirement plans                                 61,503
------------------------------------------------------------
Other assets                                          57,914
============================================================
     Total assets                                604,540,923
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            8,466,400
------------------------------------------------------------
  Fund shares reacquired                           1,215,269
------------------------------------------------------------
  Deferred compensation and retirement plans          87,238
------------------------------------------------------------
  Collateral upon return of securities loaned     73,090,886
------------------------------------------------------------
Accrued distribution fees                            294,181
------------------------------------------------------------
Accrued trustees' fees                                 1,315
------------------------------------------------------------
Accrued transfer agent fees                          345,677
------------------------------------------------------------
Accrued operating expenses                           111,768
============================================================
     Total liabilities                            83,612,734
============================================================
Net assets applicable to shares outstanding    $ 520,928,189
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 821,114,332
------------------------------------------------------------
Undistributed net investment income (loss)        (2,289,826)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                         (412,956,309)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      115,059,992
============================================================
                                               $ 520,928,189
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 327,193,052
____________________________________________________________
============================================================
Class B                                        $ 163,458,278
____________________________________________________________
============================================================
Class C                                        $  30,276,859
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           20,438,792
____________________________________________________________
============================================================
Class B                                           10,765,150
____________________________________________________________
============================================================
Class C                                            1,992,983
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       16.01
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $16.01 divided by
       95.25%)                                 $       16.81
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       15.18
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       15.19
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $69,402,015 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $334,000)        $ 3,437,603
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                     108,163
-------------------------------------------------------------------------
Interest                                                            7,976
=========================================================================
     Total investment income                                    3,553,742
=========================================================================


EXPENSES:

Advisory fees                                                   2,313,777
-------------------------------------------------------------------------
Administrative services fees                                       72,554
-------------------------------------------------------------------------
Custodian fees                                                    141,240
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         832,692
-------------------------------------------------------------------------
  Class B                                                         893,502
-------------------------------------------------------------------------
  Class C                                                         163,205
-------------------------------------------------------------------------
Transfer agent fees                                             1,098,676
-------------------------------------------------------------------------
Trustees' fees                                                      9,680
-------------------------------------------------------------------------
Other                                                             245,250
=========================================================================
     Total expenses                                             5,770,576
=========================================================================
Less: Fees waived and expense offset arrangements                  (6,021)
=========================================================================
     Net expenses                                               5,764,555
=========================================================================
Net investment income (loss)                                   (2,210,813)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        39,342,908
-------------------------------------------------------------------------
  Foreign currencies                                              (12,579)
-------------------------------------------------------------------------
  Futures contracts                                               731,857
=========================================================================
                                                               40,062,186
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         1,388,837
-------------------------------------------------------------------------
  Foreign currencies                                              (34,107)
-------------------------------------------------------------------------
  Futures contracts                                              (255,322)
=========================================================================
                                                                1,099,408
=========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            41,161,594
=========================================================================
Net increase in net assets resulting from operations          $38,950,781
_________________________________________________________________________
=========================================================================


* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                                 APRIL 30,       OCTOBER 31,
                                                                    2004            2003
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $ (2,210,813)   $  (4,177,942)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                     40,062,186       (7,066,109)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures contracts and
    option contracts                                               1,099,408       99,499,525
=============================================================================================
    Net increase in net assets resulting from operations          38,950,781       88,255,474
=============================================================================================
Share transactions-net:
  Class A                                                        (26,286,812)     (61,964,974)
---------------------------------------------------------------------------------------------
  Class B                                                        (31,319,318)     (51,840,921)
---------------------------------------------------------------------------------------------
  Class C                                                         (4,890,356)      (6,896,642)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (62,496,486)    (120,702,537)
=============================================================================================
    Net increase (decrease) in net assets                        (23,545,705)     (32,447,063)
=============================================================================================

NET ASSETS:

  Beginning of period                                            544,473,894      576,920,957
=============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,289,826) and $(79,013) for 2004 and
    2003, respectively)                                         $520,928,189    $ 544,473,894
_____________________________________________________________________________________________
=============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended April 30, 2004, AIM waived fees of $1,751.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $72,554 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $532,294 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $832,692, $893,502 and $163,205, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $26,212 in front-end sales commissions from the sale of Class A shares and $62, $3,293 and $845 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                     MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                   10/31/03         AT COST         FROM SALES      (DEPRECIATION)      04/30/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $ 9,455,693     $ 39,803,605     $ (45,281,119)        $   --        $ 3,978,179     $27,692       $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                9,455,693       39,803,605       (45,281,119)            --          3,978,179      27,036           --
=================================================================================================================================
  Subtotal           $18,911,386     $ 79,607,210     $ (90,562,238)        $   --        $ 7,956,358     $54,728       $   --
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                     MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                   10/31/03         AT COST         FROM SALES      (DEPRECIATION)      04/30/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $32,430,653     $150,363,921     $(109,703,688)        $   --        $73,090,886     $ 53,435       $   --
==================================================================================================================================
  Total              $51,342,039     $229,971,131     $(200,265,926)        $   --        $81,047,244     $108,163       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $214,198.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $4,270 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $4,270.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $3,234 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $69,402,015 were on loan to brokers. The loans were secured by cash collateral of $73,090,886 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $53,435 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                            $339,470,549
---------------------------------------------------------
October 31, 2010                             101,042,257
---------------------------------------------------------
October 31, 2011                              11,321,620
=========================================================
Total capital loss carryforward             $451,834,426
_________________________________________________________
=========================================================

* Any capital loss carryforward listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $187,185,933 and $241,237,328, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $121,518,340
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (7,325,357)
===========================================================
Net unrealized appreciation of investment
  securities                                   $114,192,983
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $473,839,695.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2004                OCTOBER 31, 2003
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        716,693    $ 11,410,512     51,726,502    $ 670,164,581
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        327,276       4,944,281        752,382        9,376,506
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        134,080       2,023,463      1,419,606       17,656,486
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        881,507      14,215,083      1,238,115       16,013,175
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (928,586)    (14,215,083)    (1,298,734)     (16,013,175)
========================================================================================================================
Reacquired:*
  Class A                                                     (3,276,069)    (51,912,407)   (57,392,873)    (748,142,730)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,464,300)    (22,048,516)    (3,671,639)     (45,204,252)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (456,826)     (6,913,819)    (1,977,996)     (24,553,128)
========================================================================================================================
                                                              (4,066,225)   $(62,496,486)    (9,204,637)   $(120,702,537)
________________________________________________________________________________________________________________________
========================================================================================================================

* Amount is net of redemption fees of $875, $470 and $86 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED OCTOBER 31,
                                              APRIL 30,          ----------------------------------------------------------------
                                                 2004              2003         2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  14.91          $  12.66     $  14.58     $  24.83     $  23.43        $  17.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.05)            (0.08)       (0.11)(a)    (0.13)       (0.03)(a)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.15              2.33        (1.81)      (10.08)        2.77            6.12
=================================================================================================================================
    Total from investment operations               1.10              2.25        (1.92)      (10.21)        2.74            6.02
=================================================================================================================================
Less distributions from net realized gains           --                --           --        (0.04)       (1.34)          (0.50)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00                --           --           --           --              --
=================================================================================================================================
Net asset value, end of period                 $  16.01          $  14.91     $  12.66     $  14.58     $  24.83        $  23.43
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    7.38%            17.77%      (13.17)%     (41.17)%      11.52%          34.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $327,193          $329,739     $335,954     $439,612     $796,992        $388,549
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.93%(c)          2.04%        1.95%        1.68%(d)     1.62%(d)        1.67%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.62)(c)         (0.58)%      (0.75)%      (0.66)%      (0.10)%         (0.57)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           35%               75%          98%         134%         110%             93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $334,906,796.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 1.79% and 1.63% for the year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED OCTOBER 31,
                                              APRIL 30,          ----------------------------------------------------------------
                                                 2004              2003         2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  14.18          $  12.09     $  14.00     $  23.98     $  22.78        $  17.52
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.09)            (0.15)       (0.17)(a)    (0.24)       (0.17)(a)       (0.23)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.09              2.24        (1.74)       (9.70)        2.71            5.99
=================================================================================================================================
    Total from investment operations               1.00              2.09        (1.91)       (9.94)        2.54            5.76
=================================================================================================================================
Less distributions from net realized gains           --                --           --        (0.04)       (1.34)          (0.50)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00                --           --           --           --              --
=================================================================================================================================
Net asset value, end of period                 $  15.18          $  14.18     $  12.09     $  14.00     $  23.98        $  22.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    7.05%            17.29%      (13.64)%     (41.50)%      10.95%          33.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $163,458          $181,891     $206,189     $369,171     $806,409        $425,345
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            2.43%(c)          2.54%        2.45%        2.19%(d)     2.16%(d)        2.23%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.12)(c)         (1.08)%      (1.25)%      (1.16)%      (0.64)%         (1.13)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           35%               75%          98%         134%         110%             93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $179,682,208.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for the year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31,
                                                   APRIL 30,          -----------------------------------------------------------
                                                      2004              2003        2002        2001       2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 14.18           $ 12.10     $ 14.01     $ 23.98     $ 22.79        $ 17.52
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.09)            (0.15)      (0.17)(a)   (0.22)      (0.17)(a)      (0.23)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    1.10              2.23       (1.74)      (9.71)       2.70           6.00
=================================================================================================================================
    Total from investment operations                   1.01              2.08       (1.91)      (9.93)       2.53           5.77
=================================================================================================================================
Less distributions from net realized gains               --                --          --       (0.04)      (1.34)         (0.50)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                             0.00                --          --          --          --             --
=================================================================================================================================
Net asset value, end of period                      $ 15.19           $ 14.18     $ 12.10     $ 14.01     $ 23.98        $ 22.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        7.12%            17.19%     (13.63)%    (41.46)%     10.90%         33.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $30,277           $32,844     $34,778     $51,624     $88,810        $31,356
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                2.43%(c)          2.54%       2.45%       2.19%(d)    2.16%(d)       2.23%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (1.12)(c)         (1.08)%     (1.25)%     (1.16)%     (0.64)%        (1.13)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                               35%               75%         98%        134%        110%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,820,465.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for the year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG
-----------------------------------------------

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM
-----------------------------------

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.


Response of AMVESCAP
--------------------

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $33,235 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc.,

INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing
--------------------------------------

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions
---------------------

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Global Growth Fund ("Fund"), a portfolio of AIM International Mutual Funds, a Delaware statutory trust, (formerly AIM International Funds, Inc., a Maryland corporation), ("Company"), was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003, November 4, 2003, November 11, 2003, November 17, 2003 and reconvened on November 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                                   WITHHOLDING
      TRUSTEES/MATTER                                                VOTES FOR      AUTHORITY
----------------------------------------------------------------------------------------------
(1)*  Bob R. Baker................................................  162,211,196     3,444,279
      Frank S. Bayley.............................................  162,236,962     3,418,513
      James T. Bunch..............................................  162,287,588     3,367,887
      Bruce L. Crockett...........................................  162,276,496     3,378,979
      Albert R. Dowden............................................  162,251,386     3,404,089
      Edward K. Dunn, Jr..........................................  162,221,226     3,434,249
      Jack M. Fields..............................................  162,278,318     3,377,157
      Carl Frischling.............................................  162,182,906     3,472,569
      Robert H. Graham............................................  162,243,892     3,411,583
      Gerald J. Lewis.............................................  162,147,868     3,507,607
      Prema Mathai-Davis..........................................  162,219,866     3,435,609
      Lewis F. Pennock............................................  162,263,207     3,392,268
      Ruth H. Quigley.............................................  162,163,064     3,492,411
      Louis S. Sklar..............................................  162,243,759     3,411,716
      Larry Soll, Ph.D. ..........................................  162,236,226     3,419,249
      Mark H. Williamson..........................................  162,238,962     3,416,513

                                                                                   VOTES       WITHHELD/
      MATTER                                                        VOTES FOR     AGAINST     ABSTENTIONS
----------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................  76,302,938   2,822,366    86,530,171**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

                                                                                      VOTES       WITHHELD/
      MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................    84,066,011    2,989,031    83,338,957**

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:.

                                                                                      VOTES       WITHHELD/
      MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................    95,512,525    3,144,748    78,504,573**

PROXY RESULTS (UNAUDITED)

The Special Meeting of Shareholders of the Company was reconvened on November 11, 2003. The following matter was then considered:.

                                                                                       VOTES       WITHHELD/
      MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................    109,217,698    3,531,752    71,913,039**

The Special Meeting of Shareholders of the Company was reconvened on November 17, 2003. The following matter was then considered:

                                                                                      VOTES       WITHHELD/
      MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
-------------------------------------------------------------------------------------------------------------
(2)*  To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................    116,710,545   3,761,148    69,451,190**

The Special Meeting of Shareholders of the Company was reconvened on November 21, 2003. The following matter was then considered:

                                                                                       VOTES       WITHHELD/
      MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
      statutory trust and, in connection therewith, the sale of
      all of Company's assets and the dissolution of Company as a
      Maryland corporation........................................    137,239,949    4,617,039    51,798,672**
______________________________________________________________________________________________________________
==============================================================================================================

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES                        OFFICERS                                          OFFICE OF THE FUND
                                         Robert H. Graham                                  11 Greenway Plaza
Bob R. Baker                             Chairman and President                            Suite 100
                                                                                           Houston, TX 77046-1173
Frank S. Bayley                          Mark H. Williamson
                                         Executive Vice President                          INVESTMENT ADVISOR
James T. Bunch                                                                             A I M Advisors, Inc.
                                         Kevin M. Carome                                   11 Greenway Plaza
Bruce L. Crockett                        Senior Vice President, Secretary and              Suite 100
                                          Chief Legal Officer                              Houston, TX 77046-1173
Albert R. Dowden
                                         Robert G. Alley                                   TRANSFER AGENT
Edward K. Dunn Jr.                       Vice President                                    AIM Investment Services, Inc.
                                                                                           P.O. Box 4739
Jack M. Fields                           Stuart W. Coco                                    Houston, TX 77210-4739
                                         Vice President
Carl Frischling                                                                            CUSTODIAN
                                         Melville B. Cox                                   State Street Bank and Trust Company
Robert H. Graham                         Vice President                                    225 Franklin Street
                                                                                           Boston, MA 02110-2801
Gerald J. Lewis                          Sidney M. Dilgren
                                         Vice President and Treasurer                      COUNSEL TO THE FUND
Prema Mathai-Davis                                                                         Ballard Spahr
                                         Karen Dunn Kelley                                 Andrews & Ingersoll, LLP
Lewis F. Pennock                         Vice President                                    1735 Market Street
                                                                                           Philadelphia, PA 19103-7599
Ruth H. Quigley                          Edgar M. Larsen
                                         Vice President                                    COUNSEL TO THE TRUSTEES
Louis S. Sklar                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                                           919 Third Avenue
Larry Soll, Ph.D.                                                                          New York, NY 10022-3852

Mark H. Williamson                                                                         DISTRIBUTOR
                                                                                           A I M Distributors, Inc.
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173


            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund                   AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                       INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com

                                                                       GLG-SAR-1

                                       Your goals. Our solutions. --Registered Trademark--
------------------------------------------------------------------------------------------
Mutual  Retirement   Annuities   College  Separately   Offshore   Alternative   Cash          [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                 Savings  Managed      Products   Investments   Management             -- Servicemark --
                                 Plans    Accounts
------------------------------------------------------------------------------------------

                                                   AIM INTERNATIONAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]






  YOUR GOALS. OUR SOLUTIONS.                 [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                           --Servicemark--


==================================================================================================================================
AIM INTERNATIONAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
==================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION
o Effective 9/30/03, Class B shares are      o The unmanaged MSCI Europe, Australasia      o The returns shown in the Management's
not available as an investment for           and the Far East (the EAFE --Registered       Discussion of Fund Performance are based
retirement plans maintained pursuant to      Trademark--) Growth Index is a subset of      on net asset values calculated for
Section 401 of the Internal Revenue          the unmanaged MSCI EAFE --Registered          shareholder transactions. Generally
Code, including 401(k) plans, money          Trademark-- Index, which represents the       accepted accounting principles require
purchase pension plans and profit            performance of foreign stocks tracked by      adjustments to be made to the net assets
sharing plans. Plans that have existing      Morgan Stanley Capital International.         of the fund at period end for financial
accounts invested in Class B shares will     The Growth portion measures performance       reporting purposes, and as such, the net
continue to be allowed to make               of companies with higher price/earnings       asset value for shareholder transactions
additional purchases.                        ratios and higher forecasted growth           and the returns based on the net asset
                                             values.                                       values may differ from the net asset
o Class R shares are available only to                                                     values and returns reported in the
certain retirement plans. Please see the     o The unmanaged Lipper International          Financial Highlights.
prospectus for more information.             Fund Index represents an average of the
                                             30 largest international funds tracked        o Industry classifications used in this
PRINCIPAL RISKS OF INVESTING IN THE FUND     by Lipper, Inc., an independent mutual        report are generally according to the
o International investing presents           fund performance monitor, and is              Global Industry Classification Standard,
certain risks not associated with            considered representative of                  which was developed by and is the
investing solely in the United States.       international stocks.                         exclusive property and a service mark of
These include risks relating to                                                            Morgan Stanley Capital International
fluctuations in the value of the U.S.        o The unmanaged Standard & Poor's             Inc. and Standard & Poor's.
dollar relative to the values of other       Composite Index of 500 Stocks (the S&P
currencies, the custody arrangements         500 --Registered Trademark-- Index) is        A description of the policies and
made for the fund's foreign holdings,        an index of common stocks frequently          procedures that the Fund uses to
differences in accounting, political         used as a general measure of U.S. stock       determine how to vote proxies relating
risks and the lesser degree of public        market performance.                           to portfolio securities is available
information required to be provided by                                                     without charge, upon request, by calling
non-U.S. companies.                          o The unmanaged MSCI World Index is a         800-959-4246, or on the AIM Web site,
                                             group of global securities tracked by         AIMinvestments.com.
                                             Morgan Stanley Capital International.

                                             o A direct investment cannot be
                                             made in an index. Unless otherwise
                                             indicated, index results include
                                             reinvested dividends, and they do
                                             not reflect sales charges.
                                             Performance of an index of funds
                                             reflects fund expenses; performance
                                             of a market index does not.

                                             o The fund is not managed to track
                                             the performance of any particular
                                             index, including the indexes
                                             defined here, and consequently, the
                                             performance of the fund may deviate
                                             significantly from the performance
                                             of the indexes.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN THE AIM          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    FAMILY OF FUNDS--Registered
                    Trademark--:                                    For the latest information about ongoing regulatory
[PHOTO OF                                                       matters, including proposed rules and regulations regarding
ROBERT H.           For most of the six-month period            the mutual fund industry, please visit our Web site,
GRAHAM]             covered by this report, major stock         AIMinvestments.com. We continue to post updates as
                    market indexes delivered positive           information becomes available. We also encourage you to
                    performance as economies strengthened       visit our Web site for general investing information,
ROBERT H. GRAHAM    both here and abroad. In the United         performance updates on our funds, and market and economic
                    States, gross domestic product steadily     commentary from our financial experts.
                    improved, while overseas, economic
                    recovery took hold, especially in Asia.          For information on how your fund performed and was
                    In March and April, however, markets        managed during the six months covered by this report, please
                    lagged as concerns arose about              read your fund managers' discussion on the following pages.
                    geopolitical events and the possibility     We hope you find it informative.
                    that the U.S. Federal Reserve may raise
                    interest rates.                             As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
     Additionally, what's known as a sector rotation took       participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors. The      800-959-4246.
sector's performance turned negative early in 2004, however,
as investors switched to more defensive sectors they tend to    Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Robert H. Graham
care and consumer staples. The third positive sector was        Chairman and President
energy, riding the wave of rising oil and gas prices. Stocks    May 26, 2004
in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING

     A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

     The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


STRENGTH OF EUROPEAN HOLDINGS BOOSTS
FUND PERFORMANCE

For the six-month reporting period ended     amid the March 11 terrorist attacks in        late in 2003. This improvement was
April 30, 2004, AIM International Growth     Madrid, China's efforts to slow its           reflected by the Purchasing Manager's
Fund Class A shares returned 10.92% at       economy, rising oil prices and the            Index--a survey of European purchasing
net asset value. (Had the effects of the     possibility of future interest rate           managers that measures the general
front-end sales charges been included,       hikes. Market and economic conditions,        health of the manufacturing
performance would have been lower.)          however, varied significantly by region.      sector--which rose for eight out of nine
Returns for other share classes are                                                        months through March 2004. Retail sales
shown in the table on page 3.                   Asia continued to be the growth area       increased strongly in January following
                                             of the world with Hong Kong, Singapore        declines in the final two months of
   For the same period, the fund's           and Taiwan rebounding strongly from last      2003.
broad-based index, the MSCI EAFE Index,      year's SARS--severe acute respiratory
returned 12.39%. The fund invests            syndrome--epidemic. While China                       This type of investment
primarily in growth stocks, but the MSC      continues to be the region's growth                  climate favored the fund's
EAFE Index is comprised of both growth I     engine, growing concern about                       investment criteria, and we
and value stocks. As value stocks            overinvestment in several sectors led              were able to find high-quality
generally outperformed growth stocks         the Chinese government to try to slow                 names that were growing
during the reporting period, the fund        the economy by adding restrictions on                 faster than the overall
lagged this index.                           new projects and ordering banks to                market in virtually all regions.
                                             moderate their lending practices.
   The fund more closely tracked its
style-specific index, the MSCI EAFE             Japan--Asia's largest economy--showed         Monetary policy remained
Growth Index, which returned 10.89%, an      signs of recovery with robust activity        accommodative in many countries,
the fund's peer group index, the Lipperd     from exports and an easing of                 including the euro zone, where rates
International Fund Index, which returned     deflationary pressures. In March, the         remained unchanged at 2%. The Bank of
10.98%.                                      Tankan (Short Term Economic Survey of         Canada reduced rates three
                                             Enterprises in Japan) confirmed that          times--reversing a series of rate hikes
MARKET CONDITIONS                            improvements in business sentiment have       in early 2003--leaving its benchmark
                                             been spreading across industries.             rate at 2%. The Bank of Japan also
International equity markets,                                                              continued to pursue an easing policy. A
represented by the MSCI EAFE Index,             In the euro zone, economic conditions      monetary tightening cycle, however,
rallied through much of the reporting        also improved, albeit at a more subdued       began in a few countries, notably in the
period, producing double the return of       pace than most other regions of the           United Kingdom and Australia, where
U.S. stocks, represented by the S&P 500      world. Euro zone manufacturing                central banks raised interest rates
Index. Late in the reporting period,         production began to increase                  during the reporting period.
however, markets around the world
declined













==================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*
 1. Teva Pharmaceutical Industrials Ltd.-ADR (Israel)       2.6%         1. Diversified Banks                        10.9%
 2. Total S.A. (France)                                     2.0          2. Electronic Equipment Manufacturers        7.7
 3. Vodafone Group PLC (United Kingdom)                     2.0          3. Pharmaceuticals                           6.1
 4. UBS A.G. (Switzerland)                                  1.9          4. Integrated Oil & Gas                      5.3
 5. Samsung Electronics Co., Ltd. (South Korea)             1.9          5. Wireless Telecommunication Services       5.0
 6. Imperial Tobacco Group PLC (United Kingdom)             1.9          6. Automobile Manufacturers                  3.5
 7. Eni S.p.A. (Italy)                                      1.8          7. Specialty Chemicals                       3.1
 8. Smith & Nephew PLC (United Kingdom)                     1.8          8. Life & Health Insurance                   2.7
 9. Hoya Corp. (Japan)                                      1.8          9. Food Retail                               2.7
10. Reckitt Benckiser PLC (United Kingdom)                  1.7         10. Diversified Capital Markets               2.4


*Excludes money market fund holdings.  The fund's holdings are subject to change, and there is no assurance that the fund
will continue to hold any particular security.
==================================================================================================================================

YOUR FUND                                    stocks late in the reporting period.                             SHUXIN CAO
                                                                                                              Mr. Cao, Chartered
During the reporting period,                     Consumer discretionary stocks                    [CAO        Financial Analyst, is
international markets began to once          contributed the most to fund                        PHOTO]       manager of AIM
again reward stocks with strong earnings     performance. Within this sector, we                              International Growth
growth. This type of investment climate      found the most attractive opportunities                          Fund. He joined AIM
favored the fund's investment criteria,      in autos, general retailers, food             in 1997. Mr. Cao graduated from Tianjin
and we were able to find high-quality        retailers and select beverage and             Foreign Language Institute with a B.A.
names that were growing faster than the      tobacco stocks. Energy was another area       in English. He also received an M.B.A.
overall market in virtually all regions.     of strong performance for the fund,           from Texas A&M University and is a
                                             given high oil prices and strong              Certified Public Accountant.
    Collectively, the fund's European        earnings reported by many energy
holdings contributed more to fund            companies.                                                       JASON T. HOLZER
performance than any other region during                                                                      Mr. Holzer, Chartered
the reporting period. A standout                 In the telecommunications sector,               [HOLZER      Financial Analyst, is
performer was Smith & Nephew, an             our best performers were wireless                   PHOTO]       manager of AIM
orthopedic product producer based in the     telecommunication companies including                            International Growth
United Kingdom. The company delivered        UK.-based Vodafone and mmO2, as well as                          Fund. Mr. Holzer
impressive first quarter 2004 results        Mexico's America Movil. Wireless stocks       joined AIM in 1996. He received a B.A.
with sales growing 12% compared with the     rebounded from a multi-year slump as          in quantitative economics and an M.S. in
same period last year. Indeed, economic      subscriber growth increased.                  engineering- economic systems from
activity remained strong in the United                                                     Stanford University.
Kingdom, supported by renewed strength           The weakest sector in the fund was
in the housing market and resilient          industrials. We did not have significant                         CLAS G. OLSSON
consumer spending.                           exposure to large capital goods                                  Mr. Olsson is co-lead
                                             conglomerates in Asia and Europe, which             [OLSSON      manager of AIM
    In Asia, top-10 fund holding Samsung     investors favored during this global                PHOTO]       International Growth
Electronics was one of the best              economic recovery.                                               Fund. Mr. Olsson
performing stocks in our portfolio. A                                                                         joined AIM in 1994.
Korean microchip manufacturer, Samsung       IN CLOSING                                    Mr. Olsson became a commissioned naval
announced record first quarter earnings                                                    officer at the Royal Swedish Naval
with sales and operating profit growing      Given several challenging years for           Academy in 1988. He also received a
11.9% and 52.6%, respectively, from the      international markets, we are pleased to      B.B.A. from The University of Texas at
previous quarter.                            report a rally in foreign equities and        Austin.
                                             to provide shareholders with
    Taiwan Semiconductor, however,           double-digit returns for the reporting                           BARRETT K. SIDES
detracted from performance. Although a       period.                                                          Mr. Sides is co-lead
solid performer for the fund in past                                                             [SIDES       manager of AIM
cycles, the stock declined amid a                  See important fund and index                  PHOTO]       International Growth
general sell-off of all semiconductor            disclosures inside front cover.                              Fund. He joined AIM
                                                                                                              in 1990. Mr. Sides
                                                                                           graduated with a B.S. in economics from
                                                                                           Bucknell University. He also received a
                                                                                           master's in international business from
                                                                                           the University of St. Thomas.

                                                                                           Assisted by Asia/Latin America Team and
                                                                                           Europe/Canada Team

                                                                                           [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

==================================================================================================================================
TOP 10 COUNTRIES*                                     FUND VS. INDEXES

 1. Japan                              18.3%          TOTAL RETURNS, 10/31/03-4/30/04, EXCLUDING APPLICABLE FRONT-END OR CONTINGENT
 2. United Kingdom                     18.0           DEFERRED SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE
 3. France                              8.8           LOWER.
 4. Switzerland                         6.6
 5. Canada                              5.9           CLASS A SHARES                                       10.92%
 6. Sweden                              4.0
 7. Italy                               3.9           CLASS B SHARES                                       10.54
 8. Germany                             2.7
 9. India                               2.7           CLASS C SHARES                                       10.61
10. Israel                              2.6
                                                      CLASS R SHARES                                       10.77

                                                      MSCI EAFE INDEX (BROAD MARKET)                       12.39

                                                      MSCI EAFE GROWTH INDEX
                                                      (STYLE-SPECIFIC INDEX)                               10.89

                                                      LIPPER INTERNATIONAL FUND INDEX
                                                      (PEER GROUP INDEX)                                   10.98

                                                      Source: Lipper, Inc.

                                                      TOTAL NUMBER OF HOLDINGS*                              121
                                                      TOTAL NET ASSETS                              $1.7 billion

==================================================================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  the maximum sales charge unless
As of 4/30/04, including applicable          As of 3/31/04, including applicable           otherwise stated. Investment return and
sales charges                                sales charges                                 principal value will fluctuate so that
                                             CLASS A SHARES                                you may have a gain or loss when you
CLASS A SHARES                               Inception (4/7/92)                 7.40%      sell shares.
Inception (4/7/92)                 7.16%       10 Years                         5.10
  10 Years                         4.52         5 Years                        -0.04           Class A share performance reflects
   5 Years                        -1.11         1 Year                         36.69       the maximum 5.50% sales charge, and
   1 Year                         26.16                                                    Class B and Class C share performance
                                             CLASS B SHARES                                reflects the applicable contingent
CLASS B SHARES                               Inception (9/15/94)                4.51%      deferred sales charge (CDSC) for the
Inception (9/15/94)                4.23%        5 Years                         0.00       period involved. The CDSC on Class B
   5 Years                        -1.05         1 Year                         38.57       shares declines from 5% beginning at the
   1 Year                         27.58                                                    time of purchase to 0% at the beginning
                                             CLASS C SHARES                                of the seventh year. The CDSC on Class C
CLASS C SHARES                               Inception (8/4/97)                 0.63%      shares is 1% for the first year after
Inception (8/4/97)                 0.30%        5 Years                         0.38       purchase. Class R shares do not have a
   5 Years                        -0.69         1 Year                         42.62       front-end sales charge; returns shown
   1 Year                         31.64                                                    are at net asset value and do not
                                             CLASS R SHARES                                reflect a 0.75% CDSC that may be imposed
CLASS R SHARES                                 10 Years                         5.45%      on a total redemption of retirement plan
  10 Years                         4.87%        5 Years                         0.82       assets within the first year.
   5 Years                        -0.25         1 Year                         44.15
   1 Year                         33.20                                                        The performance of the fund's share
                                                                                           classes will differ due to different
                                             Class R shares' inception date is             sales charge structures and class
                                             6/3/02. Returns since that date are           expenses.
                                             historical returns. All other returns
                                             are blended returns of historical Class           A redemption fee of 2% will be
                                             R share performance and restated Class A      imposed on certain redemptions or
                                             share performance (for periods prior to       exchanges out of the fund within 30 days
                                             the inception date of Class R shares) at      of purchase. Exceptions to the
                                             net asset value, adjusted to reflect the      redemption fee are listed in the fund's
                                             higher Rule 12b-1 fees applicable to          prospectus.
                                             Class R shares. Class A shares'
                                             inception date is 4/7/92.

                                                 The performance data quoted
                                             represent past performance and cannot
                                             guarantee comparable future results;
                                             current performance may be lower or
                                             higher. Please visit AIMinvestments.com
                                             for the most recent month-end
                                             performance. Performance figures reflect
                                             reinvested distributions, changes in net
                                             asset value and the effect of

                                                                                          [ARROW
                                                                                          BUTTON      For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/04

AIM INTERNATIONAL GROWTH FUND

INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS               Please note that past performance is not
                                             For periods ended 4/30/04                  indicative of future results. More recent
The following information has been                                                      returns may be more or less than those
prepared to provide Institutional Class      Inception (3/15/02)                6.08%   shown. All returns assume reinvestment of
shareholders with a performance overview      1 Year                           34.39    distributions at net asset value.
specific to their holdings. Institutional     6 Months*                        11.30    Investment return and principal value
Class shares are offered exclusively to                                                 will fluctuate so your shares, when
institutional investors, including           AVERAGE ANNUAL TOTAL RETURNS               redeemed, may be worth more or less than
defined contribution plans that meet         For periods ended 3/31/04, most            their original cost. See full report for
certain criteria. Performance of             recent calendar quarter-end                information on comparative benchmarks.
Institutional Class shares will differ                                                  Please consult your fund prospectus for
from performance of other share classes      Inception (3/15/02)                7.43%   more information. For the most current
due to differing sales charges and class      1 Year                           45.46    month-end performance, please call
expenses.                                     6 Months*                        21.15    800-451-4246 or visit AIMinvestments.com.

                                             *Cumulative total return that has not
                                             been annualized

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at NAV.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

AIMinvestments.com     IGR-INS-2     6/04     A I M Distributors, Inc.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                    --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-95.98%

AUSTRALIA-1.86%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        2,031,300   $   16,832,371
---------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)              1,002,000        4,987,636
---------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance) (Acquired 05/12/03-02/26/04;
  Cost $2,531,693)(a)                            1,746,000        4,730,241
---------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                       530,000        4,460,768
===========================================================================
                                                                 31,011,016
===========================================================================

AUSTRIA-0.58%

Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(b)                       64,731        9,639,160
===========================================================================

BRAZIL-0.54%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        479,700        8,999,172
===========================================================================

CANADA-5.88%

Canadian National Railway Co. (Railroads)          208,850        7,872,513
---------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                     201,850        8,646,194
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       729,850       26,984,575
---------------------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)(c)                                  2,215,400        8,383,162
---------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                119,350        5,275,052
---------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
  Financial Services)                              213,100        8,428,913
---------------------------------------------------------------------------
Research In Motion Ltd. (Communications
  Equipment)(c)                                     64,600        5,604,696
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)(c)          214,800        4,760,978
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 11/18/03; Cost
  $2,955,117)(a)(b)(c)(d)                          138,500        3,069,812
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         803,500       19,156,757
===========================================================================
                                                                 98,182,652
===========================================================================

DENMARK-0.48%

Danske Bank A.S. (Diversified Banks)(b)            355,000        7,934,500
===========================================================================

FRANCE-8.76%

BNP Paribas S.A. (Diversified Banks)(b)            265,788       15,822,807
---------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(b)                                     245,000        8,305,844
---------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(b)        311,000        7,623,960
---------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(b)      208,278       26,175,600
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
FRANCE-(CONTINUED)

Renault S.A. (Automobile Manufacturers)(b)         305,667   $   22,645,772
---------------------------------------------------------------------------
Societe Generale (Diversified Banks)(b)            197,600       16,336,595
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(b)               181,749       33,428,106
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(b)         164,680       15,952,369
===========================================================================
                                                                146,291,053
===========================================================================

GERMANY-2.72%

Continental A.G. (Tires & Rubber)(b)(e)            334,200       14,401,289
---------------------------------------------------------------------------
Deutsche Telekom A.G. (Integrated
  Telecommunication Services)(b)(c)(e)             472,804        8,107,400
---------------------------------------------------------------------------
Metro A.G. (Hypermarkets & Super Centers)(b)       207,983        9,148,634
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 10/08/03-10/30/03; Cost
  $8,366,627)(a)(b)(e)                              60,302       13,780,748
===========================================================================
                                                                 45,438,071
===========================================================================

GREECE-0.70%

OPAP S.A. (Casinos & Gaming) (Acquired
  04/02/04-04/19/04; Cost $10,551,779)(a)(b)       615,000       11,701,803
===========================================================================

HONG KONG-2.29%

Cathay Pacific Airways Ltd. (Airlines)           5,189,000        9,413,620
---------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                        999,000        7,652,792
---------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)(e)                                   152,800        5,543,584
---------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)            1,233,000        5,058,591
---------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)                                   685,000        4,610,695
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                        688,000        5,909,895
===========================================================================
                                                                 38,189,177
===========================================================================

HUNGARY-1.05%

OTP Bank Rt. (Diversified Banks)(b)                953,200       17,614,191
===========================================================================

INDIA-2.65%

Hindustan Petroleum Corp. Ltd. (Oil & Gas
  Refining, Marketing & Transportation)            395,000        4,089,898
---------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)                     361,736        4,838,331
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)                                  183,972       21,292,887
---------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufactures)(c)                                 766,900        9,383,186
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INDIA-(CONTINUED)

Oil & Natural Gas Corp. Ltd. (Oil & Gas
  Exploration & Production)                        246,000   $    4,646,728
===========================================================================
                                                                 44,251,030
===========================================================================

IRELAND-2.08%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(b)                                      1,174,600       19,154,049
---------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(b)(c)           104,000       15,500,745
===========================================================================
                                                                 34,654,794
===========================================================================

ISRAEL-2.63%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                714,400       43,978,464
===========================================================================

ITALY-3.90%

Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(b)(e)                        779,880       12,920,716
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(b)             1,500,949       30,468,969
---------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(b)     1,995,500       21,739,707
===========================================================================
                                                                 65,129,392
===========================================================================

JAPAN-18.34%

Canon Inc. (Office Electronics)(e)                 391,000       20,487,692
---------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Homebuilding)      483,000        5,398,235
---------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(e)               252,200       15,428,706
---------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment Manufacturers)                         100,000       11,447,964
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)                                   275,800       29,801,376
---------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)                    724,000       15,233,484
---------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)                                          1,677       10,031,647
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)                                    95,200       22,830,769
---------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)                                   139,400       15,024,923
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                   876,900        9,753,033
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(e)         478,300       26,533,747
---------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)                 313,000       12,095,113
---------------------------------------------------------------------------
Omron Corp. (Electronic Equipment
  Manufacturers)                                   315,400        7,678,063
---------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               471,000        9,377,376
---------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)          993,000        7,018,398
---------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)                                       237,300        9,577,900
---------------------------------------------------------------------------
Shinsei Bank, Ltd. (Regional Banks) (Acquired
  02/09/04; Cost $2,602,730)(a)                    523,000        3,516,643
---------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                    79,300        9,078,235
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
JAPAN-(CONTINUED)

Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                346,400   $   13,950,045
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      460,000       16,609,955
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)            331,900       12,705,312
---------------------------------------------------------------------------
Yamaha Corp. (Leisure Products)                    264,000        4,945,520
---------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(e)                             534,000       17,783,891
===========================================================================
                                                                306,308,027
===========================================================================

MEXICO-2.06%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            528,600       17,866,680
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               96,800        4,219,512
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 4,251,000       12,362,213
===========================================================================
                                                                 34,448,405
===========================================================================

NETHERLANDS-1.30%

Aegon N.V. (Life & Health Insurance)(b)(e)         873,179       11,284,087
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(b)                        388,880       10,439,136
===========================================================================
                                                                 21,723,223
===========================================================================

NORWAY-0.90%

Telenor A.S.A. (Integrated Telecommunication
  Services)(b)(e)                                2,317,502       15,107,141
===========================================================================

SINGAPORE-1.85%

DBS Group Holdings Ltd. (Diversified Banks)        808,000        6,788,719
---------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)     2,021,000        8,490,100
---------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                 947,000        6,009,166
---------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)    1,185,000        9,538,484
===========================================================================
                                                                 30,826,469
===========================================================================

SOUTH KOREA-2.45%

Hana Bank (Diversified Banks)                      453,200        9,791,298
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                          65,700       31,188,392
===========================================================================
                                                                 40,979,690
===========================================================================

SPAIN-1.74%

Banco Popular Espanol S.A. (Diversified
  Banks)(b)                                        230,165       12,648,776
---------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(b)                                  218,500        8,681,306
---------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(b)(e)                525,700        7,748,676
===========================================================================
                                                                 29,078,758
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SWEDEN-3.97%

Assa Abloy A.B.-Class B (Building
  Products)(b)(e)                                1,243,100   $   14,987,985
---------------------------------------------------------------------------
ForeningsSparbanken A.B. (Diversified
  Banks)(b)(e)                                     667,900       12,371,437
---------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health
  Insurance)(b)                                  1,894,300        7,338,725
---------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B.-Class B
  (Communications Equipment)(b)(c)               3,927,792       10,459,653
---------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(b)(c)                  617,100       21,070,504
===========================================================================
                                                                 66,228,304
===========================================================================

SWITZERLAND-6.58%

Credit Suisse Group (Diversified Capital
  Markets)(b)                                      254,012        8,896,443
---------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(b)(e)          26,719        6,744,398
---------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Heath Care
  Equipment)(b)(c)                                  47,200        6,383,643
---------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)(e)         156,075       16,318,496
---------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
  Accessories & Luxury Goods)(b)                    65,200        8,618,901
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(b)                                    292,000       23,288,909
---------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(b)(e)       443,098       31,397,423
---------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)(b)(c)                                  52,180        8,198,328
===========================================================================
                                                                109,846,541
===========================================================================

TAIWAN-1.78%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)           2,583,960       10,144,717
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(c)                           11,364,513       19,584,005
===========================================================================
                                                                 29,728,722
===========================================================================

UNITED KINGDOM-17.95%

Aviva PLC (Multi-line Insurance)(b)              1,303,500       12,694,363
---------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(b)                  3,338,990       12,928,320
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(b)             1,094,900       11,826,511
---------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)               724,900       10,272,023
---------------------------------------------------------------------------
GUS PLC (Catalog Retail)(b)                      1,020,200       14,134,097
---------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(b)     1,826,200        8,911,813
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(b)          1,398,420       30,940,159
---------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody
  Banks)(b)                                        291,660        8,722,326
---------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication
  Services)(b)(c)                                7,678,990       13,532,633
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Morrison (William) Supermarkets PLC (Food
  Retail)(b)                                     3,647,070   $   15,497,250
---------------------------------------------------------------------------
Next PLC (Department Stores)(b)                    975,120       24,054,496
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(b)    1,102,440       28,666,477
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(b)                                        279,100        8,358,720
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(b)     2,941,535       30,111,188
---------------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                       4,868,873       21,443,737
---------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement
  Retail)(b)                                       218,700        5,570,164
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(b)                13,755,790       33,356,534
---------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(b)             913,000        8,657,747
===========================================================================
                                                                299,678,558
===========================================================================

UNITED STATES OF AMERICA-0.94%

Autoliv, Inc.-SDR (Auto Parts &
  Equipment)(b)(e)                                 372,600       15,702,911
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $1,198,224,092)                                   1,602,671,224
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-0.00%

INDIA-0.00%

Hindustan Lever Ltd. (Household Products),
  Sec. Deb., 9.00%, 01/01/05 (Cost $0)(f) INR    1,100,000            1,613
===========================================================================



                                                 SHARES

MONEY MARKET FUNDS-0.88%

Liquid Assets Portfolio-Institutional
  Class(g)                                       7,308,636        7,308,636
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)      7,308,636        7,308,636
===========================================================================
    Total Money Market Funds (Cost
      $14,617,272)                                               14,617,272
===========================================================================
TOTAL INVESTMENTS-96.86% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,212,841,364)                                             1,617,290,109
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.05%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  117,708,134      117,708,134
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $117,708,134)                                       117,708,134
===========================================================================
TOTAL INVESTMENTS-103.91% (Cost
  $1,330,549,498)                                             1,734,998,243
===========================================================================
OTHER ASSETS LESS LIABILITIES-(3.91%)                           (65,198,726)
===========================================================================
NET ASSETS-100.00%                                           $1,669,799,517
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Deb.  - Debentures
INR   - Indian Rupee
SDR   - Swedish Depositary Receipt
Sec.  - Secured

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/04 was $36,799,247, which represented 2.20% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $888,566,189 which represented 51.21% of the Fund's total investments. See Note 1A.
(c) Non-income producing security.
(d) Security considered to be illiquid. The market value at 04/30/04 represented 0.18% of the Fund's net assets.
(e) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,198,224,092)*                            $1,602,672,837
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $132,325,406)                            132,325,406
============================================================
    Total investments (cost $1,330,549,498)    1,734,998,243
____________________________________________________________
============================================================
Foreign currencies, at value (cost
  $38,657,289)                                    38,779,155
------------------------------------------------------------
Cash                                                     288
------------------------------------------------------------
Receivables for:
  Investments sold                                22,036,394
------------------------------------------------------------
  Fund shares sold                                 3,477,154
------------------------------------------------------------
  Dividends and interest                           5,188,397
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   119,901
------------------------------------------------------------
Other assets                                         317,908
============================================================
    Total assets                               1,804,917,440
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           11,149,418
------------------------------------------------------------
  Fund shares reacquired                           3,106,909
------------------------------------------------------------
  Deferred compensation and retirement plans         210,850
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       117,708,134
------------------------------------------------------------
Accrued distribution fees                            681,076
------------------------------------------------------------
Accrued trustees' fees                                 2,197
------------------------------------------------------------
Accrued transfer agent fees                        1,738,125
------------------------------------------------------------
Accrued operating expenses                           521,214
============================================================
    Total liabilities                            135,117,923
============================================================
Net assets applicable to shares outstanding   $1,669,799,517
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,695,122,861
------------------------------------------------------------
Undistributed net investment income (loss)        (4,785,488)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (425,086,558)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              404,548,702
============================================================
                                              $1,669,799,517
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,209,560,952
____________________________________________________________
============================================================
Class B                                       $  341,632,024
____________________________________________________________
============================================================
Class C                                       $  116,888,209
____________________________________________________________
============================================================
Class R                                       $    1,533,318
____________________________________________________________
============================================================
Institutional Class                           $      185,014
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           71,652,272
____________________________________________________________
============================================================
Class B                                           21,565,435
____________________________________________________________
============================================================
Class C                                            7,371,844
____________________________________________________________
============================================================
Class R                                               91,380
____________________________________________________________
============================================================
Institutional Class                                   10,887
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        16.88
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.88 divided by
      94.50%)                                 $        17.86
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        15.84
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        15.86
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        16.78
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        16.99
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $107,253,927 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,237,831)      $ 11,695,587
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                      206,107
--------------------------------------------------------------------------
Interest                                                            15,606
==========================================================================
  Total investment income                                       11,917,300
==========================================================================

EXPENSES:

Advisory fees                                                    7,774,821
--------------------------------------------------------------------------
Administrative services fees                                       203,192
--------------------------------------------------------------------------
Custodian fees                                                     767,871
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,780,074
--------------------------------------------------------------------------
  Class B                                                        1,827,885
--------------------------------------------------------------------------
  Class C                                                          595,427
--------------------------------------------------------------------------
  Class R                                                            2,581
--------------------------------------------------------------------------
Transfer agent fees                                              2,999,963
--------------------------------------------------------------------------
Trustees' fees                                                      17,029
--------------------------------------------------------------------------
Other                                                              850,667
==========================================================================
    Total expenses                                              16,819,510
==========================================================================
Less: Fees waived and expense offset arrangements                 (308,765)
==========================================================================
    Net expenses                                                16,510,745
==========================================================================
Net investment income (loss)                                    (4,593,445)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        105,087,237
--------------------------------------------------------------------------
  Foreign currencies                                            (1,584,173)
==========================================================================
                                                               103,503,064
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         71,629,953
--------------------------------------------------------------------------
  Foreign currencies                                               178,527
==========================================================================
                                                                71,808,480
==========================================================================
Net gain from investment securities and foreign currencies     175,311,544
==========================================================================
Net increase in net assets resulting from operations          $170,718,099
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,593,445)   $   (1,742,405)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                             103,503,064        50,432,815
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             71,808,480       262,653,706
==============================================================================================
    Net increase in net assets resulting from operations         170,718,099       311,344,116
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (1,576,991)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (476)               --
==============================================================================================
    Decrease in net assets resulting from distributions           (1,577,467)               --
==============================================================================================
Share transactions-net:
  Class A                                                        (26,972,912)     (206,630,297)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,951,074)     (101,031,208)
----------------------------------------------------------------------------------------------
  Class C                                                         (9,128,234)      (20,132,725)
----------------------------------------------------------------------------------------------
  Class R                                                            610,175           636,461
----------------------------------------------------------------------------------------------
  Institutional Class                                                 98,367            (8,827)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (92,343,678)     (327,166,596)
==============================================================================================
    Net increase (decrease) in net assets                         76,796,954       (15,822,480)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,593,002,563     1,608,825,043
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,785,488) and $1,385,424 for 2004
    and 2003, respectively)                                   $1,669,799,517    $1,593,002,563
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended April 30, 2004, AIM waived fees of $296,962.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $203,192 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended April 30, 2004, AISI retained $851,189 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $1,780,074, $1,827,885, $595,427 and $2,581, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $63,365 in front-end sales commissions from the sale of Class A shares and $17,704 $4,144, $3,124 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment adviser and therefore, are considered affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED        MARKET
                            VALUE      PURCHASES      PROCEEDS FROM     APPRECIATION       VALUE       DIVIDEND    REALIZED
FUND                       10/31/03     AT COST           SALES        (DEPRECIATION)     04/30/04      INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                     $  --     $124,631,066    $(117,322,430)       $  --        $ 7,308,636    $33,153       $  --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                        --      124,631,066     (117,322,430)          --          7,308,636     33,417          --
=============================================================================================================================
  Subtotal                  $  --     $249,262,132    $(234,644,860)       $  --        $14,617,272    $66,570       $  --
=============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                        MARKET                                       UNREALIZED        MARKET
                         VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND    REALIZED
FUND                   10/31/03       AT COST          SALES       (DEPRECIATION)     04/30/04     INCOME*    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class               $42,838,030   $274,662,534   $(199,792,430)      $  --        $117,708,134   $139,537      $  --
=========================================================================================================================
  Total               $42,838,030   $523,924,666   $(434,437,290)      $  --        $132,325,406   $206,107      $  --
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $217,731.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11,803 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $11,803.


NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

NOTE 5--TRUSTEES' FEES (CONTINUED)

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $5,136 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $107,253,927 were on loan to brokers. The loans were secured by cash collateral of $117,708,134 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $139,537 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations. Under these limitation rules, the Fund is limited as of October 31, 2003 to utilizing $511,695,556 of capital loss carryforward in the fiscal year ended October 31, 2004.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2008                            $  8,427,649
---------------------------------------------------------
October 31, 2009                             296,794,208
---------------------------------------------------------
October 31, 2010                             221,461,388
=========================================================
Total capital loss carryforward             $526,683,245
_________________________________________________________
=========================================================


* Any capital loss carryforward listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $553,776,244 and $666,866,894 respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $423,518,230
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (20,498,077)
===========================================================
Net unrealized appreciation of investment
  securities                                   $403,020,153
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,331,978,090.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     APRIL 30, 2004                  OCTOBER 31, 2003
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       9,906,145    $ 163,007,420     360,002,923    $4,667,044,231
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         918,999       14,383,746       1,810,130        22,361,870
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,156,754       17,869,506      18,493,883       227,638,038
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          66,762        1,121,126       1,257,373        16,539,372
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,532          110,974              --                --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          94,013        1,482,531              --                --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,653,899       28,063,329       2,013,886        26,283,106
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,760,691)     (28,063,329)     (2,133,943)      (26,283,106)
============================================================================================================================
Reacquired:*
  Class A                                                     (13,389,684)    (219,526,192)   (374,808,645)   (4,899,957,634)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,781,778)     (43,271,491)     (7,880,064)      (97,109,972)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,736,849)     (26,997,740)    (20,026,701)     (247,770,763)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (32,664)        (510,951)     (1,203,936)      (15,902,911)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                (800)         (12,607)           (663)           (8,827)
============================================================================================================================
                                                               (5,899,362)   $ (92,343,678)    (22,475,757)   $ (327,166,596)
____________________________________________________________________________________________________________________________
============================================================================================================================

* Amount is net of redemption fees of $6,462, $1,825, $625, $8 and $1 for Class A, Class B, Class C, Class R and Institutional Class shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                 YEAR ENDED OCTOBER 31,
                                        APRIL 30,     ---------------------------------------------------------------------------
                                          2004           2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    15.23     $    12.69       $    14.45       $    21.60    $    21.73       $    17.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.03)(a)       0.01(a)         (0.03)(a)        (0.01)         0.08(a)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.70           2.53            (1.73)           (5.66)         0.72             4.49
=================================================================================================================================
    Total from investment operations         1.67           2.54            (1.76)           (5.67)         0.80             4.46
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  (0.02)            --               --               --            --            (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --             --               --            (1.48)        (0.93)           (0.21)
=================================================================================================================================
    Total distributions                     (0.02)            --               --            (1.48)        (0.93)           (0.32)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00             --               --               --            --               --
=================================================================================================================================
Net asset value, end of period         $    16.88     $    15.23       $    12.69       $    14.45    $    21.60       $    21.73
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             10.99%         20.02%          (12.18)%         (27.96)%        3.16%           25.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $1,209,561     $1,117,420       $1,093,344       $1,404,269    $2,325,636       $2,058,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           1.77%(c)       1.74%            1.70%            1.57%         1.44%            1.48%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                        1.81%(c)       1.82%            1.74%            1.61%         1.48%            1.52%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.34)%(c)       0.09%          (0.21)%          (0.04)%        0.30%           (0.14)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                     34%            77%              77%              85%           87%              86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,193,236,218.
(d)  Not annualized for periods less than one year.

                                                                         CLASS B
                                    ----------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                               YEAR ENDED OCTOBER 31,
                                    APRIL 30,        -----------------------------------------------------------------
                                       2004            2003           2002           2001        2000           1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  14.32        $  12.02       $  13.78       $  20.81    $  21.11       $  17.13
----------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)          (0.08)(a)       (0.08)(a)      (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                      1.60            2.38          (1.64)         (5.42)       0.74           4.36
======================================================================================================================
    Total from investment
      operations                         1.52            2.30          (1.76)         (5.55)       0.63           4.19
======================================================================================================================
Less distributions from net
  realized gains                           --              --             --          (1.48)      (0.93)         (0.21)
======================================================================================================================
Redemption fees added to
  beneficial interest                    0.00              --             --             --          --             --
======================================================================================================================
Net asset value, end of period       $  15.84        $  14.32       $  12.02       $  13.78    $  20.81       $  21.11
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                         10.61%          19.14%        (12.77)%       (28.48)%      2.42%         24.72%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                     $341,632        $360,671       $401,288       $612,125    $997,843       $887,106
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                       2.47%(c)        2.44%          2.40%          2.27%       2.18%          2.27%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                    2.51%(c)        2.52%          2.44%          2.31%       2.22%          2.31%
======================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.04)%(c)      (0.61)%        (0.91)%        (0.75)%     (0.44)%        (0.93)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                 34%             77%            77%            85%         87%            86%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $367,585,700.
(d)  Not annualized for periods less than one year.

                                                                     CLASS C
                                ----------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                               YEAR ENDED OCTOBER 31,
                                APRIL 30,        -----------------------------------------------------------------
                                   2004            2003           2002           2001        2000           1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  14.33        $  12.03       $  13.79       $  20.82    $  21.13       $  17.14
------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.08)(a)       (0.08)(a)      (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  1.61            2.38          (1.64)         (5.42)       0.73           4.37
==================================================================================================================
    Total from investment
      operations                     1.53            2.30          (1.76)         (5.55)       0.62           4.20
==================================================================================================================
Less distributions from net
  realized gains                       --              --             --          (1.48)      (0.93)         (0.21)
==================================================================================================================
Redemption fees added to
  beneficial interest                0.00              --             --             --          --             --
==================================================================================================================
Net asset value, end of period   $  15.86        $  14.33       $  12.03       $  13.79    $  20.82       $  21.13
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                     10.68%          19.12%        (12.76)%       (28.47)%      2.37%         24.76%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $116,888        $113,965       $114,070       $165,857    $253,998       $118,208
==================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   2.47%(c)        2.44%          2.40%          2.27%       2.18%          2.27%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                2.51%(c)        2.52%          2.44%          2.31%       2.22%          2.31%
==================================================================================================================
Ratio of net investment income
  (loss) to average net assets      (1.04)%(c)      (0.61)%        (0.91)%        (0.75)%     (0.44)%        (0.93)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(d)             34%             77%            77%            85%         87%            86%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $119,739,735.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ---------------------------------------------
                                                                                              JUNE 3, 2002
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2004             2003            2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.14           $12.69          $ 15.27
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)         0.01(a)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.69             2.44            (2.56)
===========================================================================================================
    Total from investment operations                              1.64             2.45            (2.58)
===========================================================================================================
Redemption fees added to beneficial interest                      0.00               --               --
===========================================================================================================
Net asset value, end of period                                  $16.78           $15.14          $ 12.69
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  10.83%           19.31%          (16.90)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,533           $  867          $    49
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.97%(c)         1.94%            1.89%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.01%(c)         2.02%            1.93%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.54)%(c)       (0.11)%          (0.40)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                          34%              77%              77%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,037,916.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                                                MARCH 15,
                                                                                                  2002
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2004             2003            2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.37           $12.73          $ 15.09
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.03(a)          0.09(a)          0.03(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             2.55            (2.39)
===========================================================================================================
    Total from investment operations                              1.73             2.64            (2.36)
===========================================================================================================
Less distributions from net investment income                    (0.11)              --               --
===========================================================================================================
Redemption fees added to beneficial interest                      0.00               --               --
===========================================================================================================
Net asset value, end of period                                  $16.99           $15.37          $ 12.73
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  11.30%           20.74%          (15.64)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  185           $   79          $    74
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.11%(c)         1.17%            1.16%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.15%(c)         1.21%            1.20%(d)
===========================================================================================================
Ratio of net investment income to average net assets              0.31%(c)         0.66%            0.33%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                          34%              77%              77%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $75,840.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $67,832 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc.,

INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM International Growth Fund, ("Fund"), a portfolio of AIM International Mutual Funds, a Delaware statutory trust (formerly AIM International Funds, Inc., a Maryland corporation), ("Company"), was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003, November 4, 2003, November 11, 2003, November 17, 2003 and reconvened on November 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                                     WITHHOLDING
       TRUSTEES/ MATTER                                                VOTES FOR      AUTHORITY
------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker................................................    162,211,196    3,444,279
       Frank S. Bayley.............................................    162,236,962    3,418,513
       James T. Bunch..............................................    162,287,588    3,367,887
       Bruce L. Crockett...........................................    162,276,496    3,378,979
       Albert R. Dowden............................................    162,251,386    3,404,089
       Edward K. Dunn, Jr. ........................................    162,221,226    3,434,249
       Jack M. Fields..............................................    162,278,318    3,377,157
       Carl Frischling.............................................    162,182,906    3,472,569
       Robert H. Graham............................................    162,243,892    3,411,583
       Gerald J. Lewis.............................................    162,147,868    3,507,607
       Prema Mathai-Davis..........................................    162,219,866    3,435,609
       Lewis F. Pennock............................................    162,263,207    3,392,268
       Ruth H. Quigley.............................................    162,163,064    3,492,411
       Louis S. Sklar..............................................    162,243,759    3,411,716
       Larry Soll, Ph.D. ..........................................    162,236,226    3,419,249
       Mark H. Williamson..........................................    162,238,962    3,416,513

                                                                                       VOTES       WITHHELD/
       MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................    76,302,938    2,822,366    86,530,171**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

PROXY RESULTS (UNAUDITED)

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

                                                                                        VOTES       WITHHELD/
       MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
---------------------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................     84,066,011    2,989,031    83,338,957**

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

                                                                                        VOTES       WITHHELD/
       MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
---------------------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................     95,512,525    3,144,748    78,504,573**

The Special Meeting of Shareholders of the Company was reconvened on November 11, 2003. The following matter was then considered:

                                                                                        VOTES       WITHHELD/
       MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
---------------------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................    109,217,698    3,531,752    71,913,039**

The Special Meeting of Shareholders of the Company was reconvened on November 17, 2003. The following matter was then considered:

                                                                                        VOTES       WITHHELD/
       MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
---------------------------------------------------------------------------------------------------------------
(2)*   To approve an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................    116,710,545    3,761,148    69,451,190**

The Special Meeting of Shareholders of the Company was reconvened on November 21, 2003. The following matter was then considered:

                                                                                        VOTES       WITHHELD/
       MATTER                                                           VOTES FOR      AGAINST     ABSTENTIONS
---------------------------------------------------------------------------------------------------------------
(2)*   Approval of an Agreement and Plan of Reorganization which
       provides for the redomestication of Company as a Delaware
       statutory trust and, in connection therewith, the sale of
       all of Company's assets and the dissolution of Company as a
       Maryland corporation........................................    137,239,949    4,617,039    51,798,672**

 * Proposal required approval by a combined vote of all the portfolios of AIM International Funds, Inc.

** Includes Broker Non-Votes

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                            OFFICERS                                     OFFICE OF THE FUND
Bob R. Baker                                 Robert H. Graham                             11 Greenway Plaza
Frank S. Bayley                              Chairman and President                       Suite 100
James T. Bunch                                                                            Houston, TX 77046-1173
Bruce L. Crockett                            Mark H. Williamson
Albert R. Dowden                             Executive Vice President                     INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                                        A I M Advisors, Inc.
Jack M. Fields                               Kevin M. Carome                              11 Greenway Plaza
Carl Frischling                              Senior Vice President, Secretary and         Suite 100
Robert H. Graham                             Chief Legal Officer                          Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis                           Robert G. Alley                              TRANSFER AGENT
Lewis F. Pennock                             Vice President                               AIM Investment Services, Inc.
Ruth H. Quigley                                                                           P.O. Box 4739
Louis S. Sklar                               Stuart W. Coco                               Houston, TX 77210-4739
Larry Soll, Ph.D.                            Vice President
Mark H. Williamson                                                                        CUSTODIAN
                                             Melville B. Cox                              State Street Bank and Trust Company
                                             Vice President                               225 Franklin Street
                                                                                          Boston, MA 02110-2801
                                             Sidney M. Dilgren
                                             Vice President and Treasurer                 COUNSEL TO THE FUND
                                                                                          Ballard Spahr
                                             Karen Dunn Kelley                            Andrews & Ingersoll, LLP
                                             Vice President                               1735 Market Street
                                                                                          Philadelphia, PA 19103-7599
                                             Edgar M. Larsen
                                             Vice President                               COUNSEL TO THE TRUSTEES
                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR
                                                                                          A I M Distributors, Inc.
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                               FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund                         TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund                             AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund                      AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund                    AIM Income Fund
AIM Capital Development Fund          AIM Global Equity Fund(4)                            AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Growth Fund                               AIM Limited Maturity Treasury Fund
AIM Constellation Fund                AIM Global Value Fund                                AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Emerging Growth Fund               AIM Short Term Bond Fund
AIM Diversified Dividend Fund         AIM International Growth Fund                        AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM Trimark Fund                                     INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund        INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)       AIM Global Health Care Fund                          AIM Municipal Bond Fund
AIM Mid Cap Growth Fund               AIM Real Estate Fund                                 AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund              INVESCO Advantage Health Sciences Fund               AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund             INVESCO Energy Fund
AIM Opportunities III Fund            INVESCO Financial Services Fund                             AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund               INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                INVESCO Health Sciences Fund                         AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)          INVESCO Leisure Fund                                 AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)          INVESCO Multi-Sector Fund                            AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund             INVESCO Technology Fund
AIM Trimark Small Companies Fund      INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
INVESCO Dynamics Fund                 AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR
INVESCO Mid-Cap Growth Fund           FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*


* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com                      IGR-SAR-1

                                            YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
----------------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College  Separately    Offshore     Alternative   Cash         [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings  Managed       Products     Investments   Management               --Servicemark--
                                  Plans    Accounts
----------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

          Not applicable for semi-annual reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semi-annual reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semi-annual reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          There has been a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant, formerly a Maryland corporation, was redomesticated as a Delaware statutory trust on November 25, 2003. As a Maryland corporation, the Registrant's bylaws included procedures that shareholders of the Registrant must follow in recommending nominees to the Registrant's Board of Directors. As part of the process of redomesticating as a Delaware statutory trust, the Registrant adopted new bylaws which include the same procedures that shareholders of the Registrant must follow in recommending nominees to the Registrant's Board of Trustees (the "Board") as were included in the Registrant's prior bylaws. However, the Registrant's current bylaws also include notice provisions that were not included in the Registrant's prior bylaws.

          Notice provisions set forth in the Registrant's current bylaws require that any shareholder desiring to nominate a person for election as trustee at a shareholder meeting that has been called for the purpose of electing one or more trustees must submit to the secretary of the Registrant the nomination in writing at not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting. The notice must set forth:
          (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934, as amended (the "1934 Act") (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and (ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on the Registrant's books, and of such beneficial owner; and (b) the number of shares of each series portfolio of the Registrant which are owned of record or beneficially by such shareholder and such beneficial owner.

          The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of the amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

11(a)(1)  Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)  Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM International Mutual Funds
                  ----------------------------------------




By:               /s/ ROBERT H. GRAHAM
                  ----------------------------------------
                  Robert H. Graham
                  Principal Executive Officer


Date:             July 2, 2004
                  ----------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:               /s/ ROBERT H. GRAHAM
                  ----------------------------------------
                  Robert H. Graham
                  Principal Executive Officer


Date:             July 2, 2004
                  ----------------------------------------




By:               /s/ SIDNEY M. DILGREN
                  ----------------------------------------
                  Sidney M. Dilgren
                  Principal Financial Officer


Date:             July 2, 2004
                  ----------------------------------------

Semi-annual


                                  EXHIBIT INDEX


11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.